UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2020

(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Active Bond Fund

Touchstone Anti-Benchmark® International Core Equity Fund

Touchstone Anti-Benchmark® US Core Equity Fund

Touchstone Credit Opportunities II Fund

Touchstone High Yield Fund

Touchstone Impact Bond Fund

Touchstone International ESG Equity Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Small Cap Fund

Touchstone Small Cap Value Fund

Touchstone Ultra Short Duration Fixed Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds' investments on March 31, 2020. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2020

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	30.4%
AA/Aa	5.5
A/A	13.7
BBB/Baa	21.6
BB/Ba	6.7
B/B	4.6
CCC	0.3
Not Rated	9.1
Cash Equivalents	8.1
Total	100.0%

Touchstone Anti-Benchmark® US Core Equity Fund
Sector Allocation**	(% of Net Assets)
Consumer Staples	18.9%
Consumer Discretionary	15.4
Utilities	12.2
Financials	11.7
Health Care	11.2
Materials	7.4
Real Estate	6.8
Communication Services	5.4
Information Technology	4.0
Industrials	3.9
Energy	1.4
Short Term Investment Funds	2.2
Other Assets/Liabilities (Net)	(0.5)
Total	100.0%

Touchstone Anti-Benchmark® International Core Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	30.5%
Hong Kong	8.1
United Kingdom	6.9
Germany	6.5
Australia	6.4
Denmark	6.0
Switzerland	4.8
Finland	4.3
Netherlands	3.8
Sweden	3.3
France	2.7
Belgium	2.7
Israel	2.6
Ireland	2.1
Spain	2.0
New Zealand	1.9
Norway	1.6
Italy	0.9
Singapore	0.8
Luxembourg	0.7
United States	0.1
Armenia	0.1
Short-Term Investment Funds	2.0
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Credit Opportunities II Fund
Credit Quality*	(% of Fixed Income Securities)
BBB/Baa	4.2%
BB/Ba	34.5
B/B	39.5
CCC	11.0
C or Lower	0.1
Not Rated	3.9
Cash equivalents	6.8
100.0%

Sector Allocation**	(% of Net Assets)
Long Positions
Corporate Bonds
Communication Services	16.5%
Consumer Discretionary	11.1
Industrials	10.7
Energy	9.5
Health Care	4.7
Consumer Staples	4.6
Materials	4.2
Real Estate	3.8
Information Technology	3.4
Utilities	2.5
Financials	1.9
Asset-Backed Securities	8.3
Bank Loans	7.8
Common Stocks	0.3
Purchased Call Options	0.1
Purchased Put Options	0.5
Short-Term Investment Funds	3.5
Cash Collateral for Securities Sold	1.0
Short and Written Options
Other Assets/Liabilities (Net)	7.1
101.5%
Short Positions
Corporate Bonds	(1.3)
Written Put Options	(0.2)
(1.5)
Total	100.0%

Touchstone High Yield Fund
Credit Quality*	(% of Investment Securities)
BBB/Baa	5.7%
BB/Ba	55.1
B/B	35.0
CCC	1.5
Cash equivalents	2.7
Total	100.0%

Touchstone Impact Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	61.6%
AA/Aa	7.4
A/A	11.4
BBB/Baa	11.7
BB/Ba	1.7
Not Rated	3.6
Cash Equivalents	2.6
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector Classifications are based upon the Global Industry Classification Standard (GICS®)

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International ESG Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	21.4%
Germany	12.7
United Kingdom	10.3
Switzerland	9.9
France	9.3
Canada	6.6
China	5.7
Taiwan	4.2
Sweden	4.1
Italy	3.7
South Korea	2.4
Hong Kong	1.9
Denmark	1.9
India	1.2
Indonesia	1.1
Exchange-Traded Funds	1.0
Short-Term Investment Fund	2.2
Other Assets/Liabilities (Net)	0.4
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Utilities	13.2%
Health Care	12.9
Financials	12.8
Consumer Staples	12.0
Industrials	10.4
Consumer Discretionary	9.4
Real Estate	9.0
Information Technology	8.9
Materials	8.1
Energy	1.7
Short-Term Investment Fund	2.4
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Information Technology	24.4%
Industrials	23.2
Financials	11.5
Materials	10.8
Consumer Staples	9.3
Consumer Discretionary	8.3
Health Care	3.7
Communication Services	2.3
Real Estate	2.1
Short-Term Investment Fund	7.4
Other Assets/Liabilities (Net)	(3.0)
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	34.6%
Communication Services	27.2
Health Care	13.9
Consumer Discretionary	12.9
Industrials	5.6
Consumer Staples	2.3
Short-Term Investment Funds	7.3
Other Assets/Liabilities (Net)	(3.8)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Cap Fund
Sector Allocation*	(% of Net Assets)
Industrials	26.2%
Financials	16.3
Materials	13.6
Consumer Discretionary	13.6
Real Estate	10.2
Health Care	4.8
Information Technology	4.7
Consumer Staples	4.3
Energy	2.2
Short-Term Investment Fund	4.1
Other Assets/Liabilities (Net)	(0.0)
Total	100.0%

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality**	(% of Investment Securities)
AAA/Aaa	32.8%
AA/Aa	13.1
A/A	14.5
BBB/Baa	20.0
BB/Ba	0.4
CCC	0.1
Not Rated	8.6
Cash Equivalents	10.5
Total	100.0%

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Industrials	17.8%
Financials	15.7
Consumer Staples	13.9
Information Technology	13.6
Utilities	7.8
Materials	7.8
Consumer Discretionary	6.8
Real Estate	5.6
Health Care	4.6
Communication Services	2.8
Energy	0.9
Exchange-Traded Fund	1.8
Short-Term Investment Fund	1.5
Other Assets/Liabilities (Net)	(0.6)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

** Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2020 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 40.3%

	Financials — 8.1%
$905,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$805,450
975,000	American Express Co., 3.000%, 10/30/24	997,333
940,000	American Financial Group, Inc., 5.250%, 4/2/30	913,444
1,050,000	Ares Capital Corp., 3.250%, 7/15/25	833,342
754,000	Bank of America Corp., 3.705%, 4/24/28	770,944
1,000,000	Bank of America Corp. MTN, 4.000%, 1/22/25	1,052,391
896,000	Bank of Montreal (Canada), 3.803%, 12/15/32	870,289
972,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	993,725
917,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23(A)	927,329
612,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	752,600
665,000	Citigroup, Inc., 3.200%, 10/21/26	688,609
426,000	Citigroup, Inc., 4.750%, 5/18/46	476,530
400,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	394,000
1,196,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 2.262%, 2/15/27(A)	1,004,640
244,000	Credit Acceptance Corp., 6.625%, 3/15/26	231,727
468,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	499,394
152,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	141,694
928,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 2.801%, 7/24/23(A)	879,552
525,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	539,050
719,000	HSBC Holdings PLC (United Kingdom),3.900%, 5/25/26	731,347
795,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	709,750
630,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 2.536%, 4/23/24(A)	592,780
961,000	JPMorgan Chase & Co., 3.509%, 1/23/29(A)	989,373
923,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28(A)	915,822
732,000	Mastercard, Inc., 3.300%, 3/26/27	797,530
955,000	Morgan Stanley, 3.950%, 4/23/27	1,005,749
173,000	Navient Corp., 5.500%, 1/25/23	162,620
173,000	Navient Corp., 7.250%, 9/25/23	167,820
982,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	1,005,229
629,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	531,789
1,154,000	PNC Capital Trust, (3M LIBOR +0.570%), 2.150%, 6/1/28(A)	925,534
184,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	180,320
258,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	252,272
520,000	State Street Corp., 144a, 2.825%, 3/30/23	524,865
1,970,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.360%, 5/15/27(A)	1,635,100
535,000	Wells Fargo & Co., 4.125%, 8/15/23	550,442
		25,450,385

	Consumer Staples — 4.6%
202,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	200,990
142,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.875%, 2/15/30	141,645
266,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	242,060
1,173,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	1,277,589
202,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	191,900
317,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	311,453
487,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	428,560
873,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	876,562
1,018,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	990,316
552,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	569,940
814,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	931,073
69,000	Kraft Heinz Foods Co., 144a, 4.875%, 2/15/25	69,155
717,000	Kroger Co. (The), 5.000%, 4/15/42	810,902
920,000	Mars, Inc., 144a, 3.875%, 4/1/39	976,762
316,000	Mattel, Inc., 144a, 6.750%, 12/31/25	321,340
710,000	McDonald's Corp. MTN, 3.500%, 7/1/27	745,869
901,000	Mondelez International Holdings Netherlands BV, 144a, 2.125%, 9/19/22	892,641
378,000	Pilgrim's Pride Corp., 144a, 5.750%, 3/15/25	380,835
38,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	39,108
191,000	QVC, Inc., 4.750%, 2/15/27	168,944
740,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	744,419
419,000	Staples, Inc., 144a, 7.500%, 4/15/26	370,291
653,000	Starbucks Corp., 3.350%, 3/12/50	615,463
168,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	163,800
50,000	Sysco Corp., 5.650%, 4/1/25	52,053
696,000	Sysco Corp., 5.950%, 4/1/30	730,689
1,048,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,130,199
34,000	Yum! Brands, Inc., 144a, 7.750%, 4/1/25	35,700
		14,410,258

	Communication Services — 4.0%
261,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	252,883
316,000	Altice France SA (France), 144a, 7.375%, 5/1/26	313,677
604,000	AT&T, Inc., 4.500%, 5/15/35	643,726
350,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	348,250
241,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	241,627
465,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	477,834
243,000	CenturyLink, Inc., Ser S, 6.450%, 6/15/21	246,645
628,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	757,569
507,000	Comcast Corp., 4.000%, 3/1/48	598,231
648,000	Comcast Corp., 4.150%, 10/15/28	727,583
240,000	CommScope, Inc., 144a, 5.500%, 3/1/24	242,880
205,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	169,381
631,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	636,828
219,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	220,853
338,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	456,288
181,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	147,066
632,000	DISH DBS Corp., 6.750%, 6/1/21	640,848
125,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	110,000
264,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	233,640
92,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	91,439
281,000	Netflix, Inc., 4.875%, 4/15/28	289,430

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.3% (Continued)

	Communication Services — (Continued)
$249,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	$234,369
376,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	304,560
143,000	Qualitytech LP / QTS Finance Corp., 144a, 4.750%, 11/15/25	137,995
212,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	216,240
640,000	Sprint Corp., 144a, 7.250%, 2/1/28	643,200
286,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	258,201
189,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	187,110
107,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	108,605
104,000	T-Mobile USA, Inc., 4.500%, 2/1/26	106,340
198,000	T-Mobile USA, Inc., 6.000%, 3/1/23	199,091
194,000	VeriSign, Inc., 5.250%, 4/1/25	199,820
617,000	Verizon Communications, Inc., 5.012%, 4/15/49	829,150
228,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	227,179
990,000	Walt Disney Co. (The), 1.750%, 8/30/24	991,969
		12,490,507

	Health Care — 3.9%
800,000	AbbVie, Inc., 4.450%, 5/14/46	849,064
246,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	234,469
108,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	101,778
896,000	Alcon Finance Corp., 144a, 3.800%, 9/23/49	893,891
569,000	Allergan Funding SCS, 3.800%, 3/15/25	582,567
662,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	685,890
204,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	196,350
397,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	391,045
395,000	Bausch Health Cos, Inc., 144a, 6.500%, 3/15/22	398,950
639,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	854,510
670,000	Cigna Corp., 4.375%, 10/15/28	719,040
407,000	CommonSpirit Health, 4.187%, 10/1/49	382,304
380,000	CommonSpirit Health, 4.200%, 8/1/23	393,970
1,016,000	CVS Health Corp., 4.300%, 3/25/28	1,086,758
477,000	CVS Health Corp., 5.125%, 7/20/45	548,842
168,000	DaVita, Inc., 5.125%, 7/15/24	167,496
1,019,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	1,007,313
148,000	HCA, Inc., 3.500%, 9/1/30	134,267
306,000	HCA, Inc., 5.375%, 2/1/25	312,885
251,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	213,350
247,000	Horizon Therapeutics USA, Inc., 144a, 5.500%, 8/1/27	247,963
472,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	384,680
900,000	Mylan, Inc., 4.550%, 4/15/28	880,299
239,000	Select Medical Corp., 144a, 6.250%, 8/15/26	239,000
182,000	Teleflex, Inc., 4.875%, 6/1/26	180,180
191,000	Tenet Healthcare Corp., 5.125%, 5/1/25	182,405
		12,269,266

	Energy — 3.6%
1,050,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	833,489
962,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	721,200
615,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	478,704
718,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	319,269
790,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	693,277
233,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	214,360
350,000	CNOOC Nexen Finance 2014 ULC (Canada), 4.250%, 4/30/24	372,396
696,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	685,696
158,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	153,657
890,000	Energy Transfer Partners LP, 4.950%, 6/15/28	736,172
782,000	EQT Corp., 6.125%, 2/1/25	602,218
189,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	137,091
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	477,716
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	396,726
238,000	Montage Resources Corp., 8.875%, 7/15/23	160,650
701,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	697,855
441,000	NuStar Logistics LP, 5.625%, 4/28/27	339,041
324,000	PDC Energy, Inc., 5.750%, 5/15/26	181,440
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	217,900
200,000	Petrobras Global Finance BV (Brazil), 6.850%, 6/5/15	189,000
200,000	Petrobras Global Finance BV (Brazil), 6.900%, 3/19/49	194,250
350,000	Petrobras Global Finance BV (Brazil), 7.375%, 1/17/27	358,673
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	182,002
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	181,252
914,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	661,297
181,000	Petroleos Mexicanos (Mexico), 144a, 7.690%, 1/23/50	124,890
200,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 4.250%, 4/16/39	198,018
378,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	207,900
403,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	390,910
350,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	180,355
		11,287,404

	Consumer Discretionary — 3.3%
271,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	258,802
184,000	Adient US LLC, 144a, 7.000%, 5/15/26	170,200
1,267,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	1,171,975
328,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	257,513
221,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	199,453
480,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	420,000
430,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	408,500
555,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	481,522
557,000	Home Depot, Inc. (The), 5.950%, 4/1/41	778,550
1,068,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	1,017,506
426,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	394,227
396,000	Lennar Corp., 4.750%, 4/1/21	392,040
1,100,000	Lowe's Cos, Inc., 4.500%, 4/15/30	1,212,227
1,026,000	Marriott International, Inc., 2.125%, 10/3/22	923,430
154,000	Meritage Homes Corp., 6.000%, 6/1/25	142,065
365,000	NIKE, Inc., 3.375%, 3/27/50	398,179
239,000	Quad/Graphics, Inc., 7.000%, 5/1/22	197,175
386,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	362,840
347,000	United Rentals North America, Inc., 5.875%, 9/15/26	351,442

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.3% (Continued)

	Consumer Discretionary — (Continued)
$909,000	Walmart, Inc., 2.850%, 7/8/24	$955,618
38,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	33,060
		10,526,324

	Industrials — 3.3%
710,000	3M Co., 2.650%, 4/15/25	731,495
47,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	43,710
247,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	240,310
132,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 6.000%, 2/15/25	132,370
776,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	988,164
403,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	384,865
1,021,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	956,714
1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	1,298,943
369,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	325,643
363,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	319,807
893,000	FedEx Corp., 5.100%, 1/15/44	885,800
449,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	415,581
1,170,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	1,181,109
192,000	Moog, Inc., 144a, 4.250%, 12/15/27	173,280
166,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	152,720
644,000	Norfolk Southern Corp., 4.837%, 10/1/41	753,378
263,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	235,385
160,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	159,400
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	356,250
200,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	199,000
280,000	Vulcan Materials Co., 4.500%, 4/1/25	294,212
		10,228,136

	Utilities — 3.0%
584,000	American Water Capital Corp., 6.593%, 10/15/37	832,328
472,000	DPL, Inc., 144a, 4.350%, 4/15/29	448,647
1,090,000	DTE Energy Co. Ser D, 3.700%, 8/1/23	1,098,555
712,000	Duke Energy Progress LLC, 4.150%, 12/1/44	799,902
707,000	Edison International, 4.125%, 3/15/28	676,216
922,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	1,015,140
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a,7.125%, 2/11/25	143,861
365,000	Florida Power & Light Co., 2.850%, 4/1/25	380,549
200,000	Genneia SA (Argentina), 144a, 8.750%, 1/20/22	116,600
656,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	656,459
853,000	PacifiCorp., 5.750%, 4/1/37	1,106,066
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a,4.875%, 7/17/49	191,000
233,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	210,562
709,000	Virginia Electric & Power Co., 3.300%, 12/1/49	707,929
1,347,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 3.804%, 5/15/67(A)	1,082,686
		9,466,500

	Real Estate — 2.4%
660,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	654,033
881,000	Boston Properties LP REIT, 3.200%, 1/15/25	889,105
283,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	266,905
966,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	978,327
824,000	Equinix, Inc. REIT, 2.900%, 11/18/26	754,632
198,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	178,200
172,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	152,461
1,106,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	980,785
507,000	Iron Mountain US Holdings, Inc. REIT, 144a, 5.375%, 6/1/26	512,070
291,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	279,360
453,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	446,319
283,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	277,641
691,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	653,454
710,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	672,983
		7,696,275

	Information Technology — 2.3%
964,000	Adobe, Inc., 1.900%, 2/1/25	972,390
779,000	Apple, Inc., 2.750%, 1/13/25	821,658
629,000	Apple, Inc., 4.650%, 2/23/46	834,239
1,020,000	Fiserv, Inc., 3.500%, 7/1/29	1,060,995
960,000	Global Payments, Inc., 2.650%, 2/15/25	942,539
462,000	Microsoft Corp., 3.500%, 2/12/35	543,310
852,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	921,184
246,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	256,384
624,000	Visa, Inc., 4.150%, 12/14/35	780,656
139,000	Western Digital Corp., 4.750%, 2/15/26	141,085
		7,274,440

	Materials — 1.8%
261,000	Alcoa Nederland Holding BV, 144a, 6.750%, 9/30/24	253,092
380,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	353,400
667,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	588,627
200,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/10/28	159,852
300,000	Cemex SAB de CV (Mexico), 144a, 5.450%, 11/19/29	244,800
142,000	Commercial Metals Co., 5.750%, 4/15/26	132,542
200,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	206,410
172,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	137,892
732,000	Ecolab, Inc., 4.800%, 3/24/30	822,245
121,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	120,546
301,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	284,445
388,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	360,239
297,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	258,390
300,000	Industrias Penoles SAB de CV (Mexico), 144a, 5.650%, 9/12/49	262,317
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	133,040
167,000	Novelis Corp., 144a, 5.875%, 9/30/26	163,888
211,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	182,515

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.3% (Continued)

	Materials — (Continued)
$789,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	$844,283
		5,508,523
	Total Corporate Bonds	$126,608,018

	Asset-Backed Securities — 12.9%
2,199,027	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,192,872
1,450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 2.942%, 10/22/30(A)	1,370,723
2,400,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class B, 144a, 3.420%, 12/20/21	2,364,056
1,375,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 3.878%, 1/15/33(A)	1,187,666
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 3.455%, 9/15/35(A)	642,374
1,505,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 3.169%, 10/21/31(A)	1,396,201
2,587	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	2,528
2,917,500	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,747,940
495,593	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	478,410
82,113	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(A)(B)	82,768
158,570	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 7.870%, 12/25/29(A)(B)	191,449
15,345	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(A)(B)	16,394
3,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	3,241,924
2,000,000	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	1,941,240
1,645,875	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	1,520,311
970,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	859,468
1,672,125	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	1,651,575
1,450,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	1,410,126
1,850,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 3.419%, 10/21/30(A)	1,685,341
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 3.469%, 4/20/31(A)	1,403,983
500,000	Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Class M4, (1M LIBOR +0.370%), 1.317%, 8/25/36(A)	493,776
1,038,223	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	1,096,863
1,375,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 3.592%, 11/15/32(A)	1,221,341
167,367	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	164,107
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	692,465
650,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	611,594
2,510,607	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	2,577,478
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 2.961%, 10/15/30(A)	571,126
1,505,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 3.089%, 7/20/32(A)	1,408,319
3,250,188	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	2,966,251
875,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class E, 144a, 5.050%, 8/15/24	875,018
1,523,518	Westlake Automobile Receivables Trust, Ser 2018-1A,Class C, 144a, 2.920%, 5/15/23	1,506,644
	Total Asset-Backed Securities	$40,572,331

	U.S. Treasury Obligations — 12.9%
537,000	U.S. Treasury Bond, 2.000%, 2/15/50	622,102
5,015,000	U.S. Treasury Bond, 2.250%, 8/15/49	6,109,485
15,939,168	U.S. Treasury Inflation Indexed Bond,0.250%, 2/15/50	16,426,173
7,850,000	U.S. Treasury Note, 1.500%, 9/30/21	8,003,014
4,930,000	U.S. Treasury Note, 1.500%, 10/31/24	5,184,781
3,900,000	U.S. Treasury Note, 1.500%, 11/30/24	4,106,730
	Total U.S. Treasury Obligations	$40,452,285

	Non-Agency Collateralized Mortgage Obligations — 8.1%
2,746	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.730%, 3/25/35(A)(B)	2,495
2,061,824	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.752%, 10/25/45(A)(B)	1,969,981
3,213,232	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.752%, 10/25/45(A)(B)	3,038,180
5,839	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 10/25/19	5,874
1,381,276	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.573%, 8/25/43(A)(B)	1,291,985
1,374,238	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.744%, 11/25/44(A)(B)	1,294,101
2,057,651	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.938%, 1/25/45(A)(B)	1,899,971
1,976,228	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.922%, 2/25/45(A)(B)	1,784,033
2,065,282	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.867%, 12/25/44(A)(B)	1,928,543
1,171,038	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	1,179,910
346,394	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	344,245
43,055	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 3.787%, 2/25/35(A)(B)	40,528
103,521	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 5.141%, 4/25/35(A)(B)	100,768
31,396	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.938%, 6/25/36(A)(B)	24,865
1,768,414	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.529%, 1/25/47(A)(B)	1,622,916

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 8.1% (Continued)
$19,086	MASTR Alternative Loans Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	$20,076
163,001	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	104,621
260,440	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.651%, 2/25/43(A)(B)	249,073
305,365	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.651%, 2/25/43(A)(B)	291,527
503,872	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.557%, 8/25/43(A)(B)	477,522
494,198	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.506%, 5/25/43(A)(B)	469,384
1,040,665	Sequoia Mortgage Trust, Ser 2014-2, Class B2, 144a, 4.073%, 7/25/44(A)(B)	999,382
2,535,713	Sequoia Mortgage Trust, Ser 2017-1, Class A4, 144a, 3.500%, 2/25/47(A)(B)	2,550,514
2,694,349	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	2,709,955
1,087,000	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	1,058,465
79,630	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	72,543
	Total Non-Agency Collateralized Mortgage Obligations	$25,531,457

	U.S. Government Mortgage-Backed Obligations — 6.3%
136,172	FHLMC, Pool #1Q0339, (12M LIBOR +1.917%), 4.882%, 4/1/37(A)	138,125
13,261	FHLMC, Pool #A12886, 5.000%, 8/1/33	14,673
54,343	FHLMC, Pool #A13842, 6.000%, 9/1/33	60,218
9,647	FHLMC, Pool #A21415, 5.000%, 5/1/34	10,664
18,050	FHLMC, Pool #A35682, 5.000%, 7/1/35	20,056
10,796	FHLMC, Pool #A36523, 5.000%, 8/1/35	11,992
33,257	FHLMC, Pool #A46590, 5.000%, 8/1/35	35,859
6,146	FHLMC, Pool #A64971, 5.500%, 8/1/37	6,952
2,891,107	FHLMC, Pool #A89148, 4.000%, 10/1/39	3,125,630
102,793	FHLMC, Pool #A96485, 4.500%, 1/1/41	112,585
528,775	FHLMC, Pool #A97897, 4.500%, 4/1/41	586,189
17,439	FHLMC, Pool #C62740, 7.000%, 1/1/32	20,041
16,981	FHLMC, Pool #C72254, 6.500%, 7/1/32	19,736
48,261	FHLMC, Pool #C90986, 7.000%, 6/1/26	52,633
16,604	FHLMC, Pool #G02184, 5.000%, 4/1/36	18,467
2,863,183	FHLMC, Pool #G05624, 4.500%, 9/1/39	3,133,065
267,450	FHLMC, Pool #G05733, 5.000%, 11/1/39	296,603
116,911	FHLMC, Pool #J13584, 3.500%, 11/1/25	123,085
45,882	FNMA, Pool #255628, 5.500%, 2/1/25	50,146
11,233	FNMA, Pool #426830, 8.000%, 11/1/24	11,411
7,510	FNMA, Pool #540040, 7.500%, 6/1/28	7,533
13,636	FNMA, Pool #561741, 7.500%, 1/1/31	15,871
27,304	FNMA, Pool #640291, 7.000%, 8/1/32	27,815
28,938	FNMA, Pool #653301, 6.500%, 7/1/32	32,068
39,658	FNMA, Pool #653502, 6.500%, 7/1/32	43,949
27,087	FNMA, Pool #670402, 6.500%, 6/1/32	30,920
142,221	FNMA, Pool #745257, 6.000%, 1/1/36	163,743
63,655	FNMA, Pool #748895, 6.000%, 12/1/33	68,190
50,462	FNMA, Pool #758564, 6.000%, 9/1/24	55,811
60,293	FNMA, Pool #810049, 5.500%, 3/1/35	66,016
100,155	FNMA, Pool #819297, 6.000%, 9/1/35	115,225
712,585	FNMA, Pool #881279, 5.000%, 11/1/36	801,731
29,013	FNMA, Pool #889060, 6.000%, 1/1/38	33,369
71,541	FNMA, Pool #889061, 6.000%, 1/1/38	82,654
7,734	FNMA, Pool #895657, 6.500%, 8/1/36	8,785
145,147	FNMA, Pool #905049, 5.500%, 11/1/36	159,110
446,784	FNMA, Pool #928553, 5.500%, 8/1/37	509,980
821,016	FNMA, Pool #931535, 5.500%, 7/1/39	917,987
195,483	FNMA, Pool #AA3467, 4.500%, 4/1/39	213,966
304,962	FNMA, Pool #AA4584, 4.500%, 4/1/39	333,820
77,026	FNMA, Pool #AB1800, 4.000%, 11/1/40	83,581
184,792	FNMA, Pool #AB2452, 4.000%, 3/1/26	194,880
55,343	FNMA, Pool #AD3775, 4.500%, 3/1/25	58,900
89,831	FNMA, Pool #AD6193, 5.000%, 6/1/40	99,567
140,825	FNMA, Pool #AE1568, 4.000%, 9/1/40	152,224
498,288	FNMA, Pool #AE2497, 4.500%, 9/1/40	552,181
59,087	FNMA, Pool #AE5441, 5.000%, 10/1/40	65,493
235,455	FNMA, Pool #AH1135, 5.000%, 1/1/41	260,980
99,007	FNMA, Pool #AH3671, 4.000%, 2/1/26	104,158
438,137	FNMA, Pool #AH6622, 4.000%, 3/1/41	481,849
513,239	FNMA, Pool #AL0150, 4.000%, 2/1/41	556,748
102,153	FNMA, Pool #AL0211, 5.000%, 4/1/41	113,223
3,192,932	FNMA, Pool #AL5718, 3.500%, 9/1/44	3,423,032
622,003	FNMA, Pool #AS0779, 4.000%, 10/1/43	681,676
55,185	FNMA, Pool #AS7813, 4.000%, 8/1/46	59,555
1,339,868	GNMA, Pool #4424, 5.000%, 4/20/39	1,482,818
	Total U.S. Government Mortgage-Backed Obligations	$19,907,538

	Commercial Mortgage-Backed Securities — 4.3%
2,500,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 2.155%, 9/15/32(A)	1,983,295
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	554,388
1,321,051	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,319,793
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	550,574
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	491,807
1,189,000	FREMF Mortgage Trust, Ser 2012-K23, Class C, 144a, 3.656%, 10/25/45(A)(B)	1,161,143
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	550,442
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,544,133
3,000,000	Hudson Yards Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	3,070,744
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	530,096
1,200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.679%, 11/15/35(A)	1,019,571
928,748	Wells Fargo Commercial Mortgage Trust, Ser 2018-BXI, Class C, 144a, (1M LIBOR +1.156%), 1.861%, 12/15/36(A)	815,050
	Total Commercial Mortgage-Backed Securities	$13,591,036

	Sovereign Government Obligations — 3.5%
200,000	Angolan Government International Bond, 9.375%, 5/8/48	$78,000

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 3.5% (Continued)
$200,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	$81,000
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	110,772
250,000	Argentine Republic Government International Bond,7.125%, 6/28/17	66,879
400,000	Colombia Government International Bond, 4.000%, 2/26/24	405,004
521,000	Colombia Government International Bond, 5.000%, 6/15/45	534,025
250,000	Colombia Government International Bond, 6.125%, 1/18/41	287,345
200,000	Costa Rica Government International Bond, 144a, 4.375%, 4/30/25	164,500
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	144,000
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	197,000
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	141,738
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	91,750
200,000	Ecuador Government International Bond, 144a, 7.875%, 1/23/28	54,844
250,000	Ecuador Government International Bond, 144a, 9.500%, 3/27/30	73,750
350,000	Egypt Government International Bond, 144a, 6.125%, 1/31/22	336,000
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	181,481
400,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	326,714
100,000	El Salvador Government International Bond, 144a, 5.875%, 1/30/25	87,750
200,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	175,000
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	140,086
300,000	Indonesia Government International Bond, 144a, 3.850%, 7/18/27	302,165
200,000	Israel Government International Bond, 4.500%, 4/3/20	200,000
200,000	Ivory Coast Government International Bond, 144a,6.375%, 3/3/28	183,178
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	163,502
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	184,902
200,000	Lebanese Republic Government International Bond MTN, 6.650%, 2/26/30	36,008
200,000	Mexico Government International Bond, 4.125%, 1/21/26	205,002
490,000	Mexico Government International Bond, 4.500%, 1/31/50	484,370
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	177,994
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	172,500
400,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	280,000
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	208,125
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	143,000
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	259,680
200,000	Panama Government International Bond, 3.750%, 3/16/25	207,502
200,000	Panama Government International Bond, 4.500%, 4/1/56	216,500
200,000	Paraguay Government International Bond, 144a, 4.625%, 1/25/23	200,002
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	303,813
300,000	Province of Santa Fe (Argentina), 144a, 7.000%, 3/23/23	180,000
200,000	Qatar Government International Bond, 144a, 4.000%, 3/14/29	213,856
500,000	Republic of Azerbaijan International Bond, 144a, 4.750%, 3/18/24	486,546
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	195,008
300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	262,955
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	145,000
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	221,239
350,000	Turkey Government International Bond, 4.875%, 4/16/43	243,250
400,000	Turkey Government International Bond, 5.125%, 3/25/22	386,760
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	183,500
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	362,000
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	360,000
200,000	Uruguay Government International Bond, 4.375%, 1/23/31	217,252
	Total Sovereign Government Obligations	$11,063,247

	Agency Collateralized Mortgage Obligations — 3.5%
4,076,526	FHLMC REMIC, Ser 3331, Class PE, 6.000%, 6/15/37	4,763,492
1,143,655	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	1,333,288
204,183	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	238,118
844,782	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	19,914
65,729	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	70,018
714,747	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	760,687
82,709	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR+0.250%), 1.197%, 8/25/44(A)	82,235
2,022,584	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	2,234,906
7,710,545	GNMA, Ser 2012-147, Class IO, 0.560%, 4/16/54(A)(B)(C)	235,640
3,813,013	GNMA, Ser 2016-113, Class IO, 1.152%, 2/16/58(A)(B)(C)	288,522
16,336,354	GNMA, Ser 2016-140, Class IO, 0.918%, 5/16/58(A)(B)(C)	988,412
	Total Agency Collateralized Mortgage Obligations	$11,015,232

Touchstone Active Bond Fund (Unaudited) (Continued)

		Market
Shares		Value
	Short-Term Investment Fund — 5.0%
15,808,953	Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	$15,808,953
	Total Investment Securities —96.8%
	(Cost $310,363,855)	$304,550,097

	Other Assets in
	Excess of Liabilities — 3.2%	10,105,948
	Net Assets — 100.0%	$314,656,045

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2020.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company LP - Limited Partnership

MTN - Medium Term Note PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $121,745,964 or 38.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$126,608,018	$—	$126,608,018
Asset-Backed Securities	—	40,572,331	—	40,572,331
U.S. Treasury Obligations	—	40,452,285	—	40,452,285
Non-Agency Collateralized Mortgage Obligations	—	25,531,457	—	25,531,457
U.S. Government Mortgage-Backed Obligations	—	19,907,538	—	19,907,538
Commercial Mortgage-Backed Securities	—	13,591,036	—	13,591,036
Sovereign Government Obligations	—	11,063,247	—	11,063,247
Agency Collateralized Mortgage Obligations	—	11,015,232	—	11,015,232
Short-Term Investment Fund	15,808,953	—	—	15,808,953
Total Assets	$15,808,953	$288,741,144	$—	$304,550,097

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Anti-Benchmark® International Core Equity Fund – March 31, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%
Japan — 30.5%
Communication Services — 7.3%
Capcom Co. Ltd.	4,300	$134,826
DeNA Co. Ltd.	19,800	216,878
Fuji Media Holdings, Inc.	6,500	64,562
KDDI Corp.	19,200	567,141
Nexon Co. Ltd.	20,900	341,524
Nippon Telegraph & Telephone Corp.	17,200	411,366
NTT DOCOMO, Inc.	16,000	500,370
Z Holdings Corp.	41,800	133,265

Consumer Discretionary — 10.2%
ABC-Mart, Inc.	8,200	410,396
Asics Corp.	27,700	255,772
Bandai Namco Holdings, Inc.	6,900	334,672
K's Holdings Corp.	37,400	353,424
Pan Pacific International Holdings Corp.	21,300	403,365
Shimamura Co. Ltd.	3,400	205,475
Skylark Holdings Co. Ltd.	29,300	434,371
Subaru Corp.	9,500	181,593
Sushiro Global Holdings Ltd.	12,000	175,919
Suzuki Motor Corp.	8,500	202,395
Yamada Denki Co. Ltd.	92,200	367,235

Consumer Staples — 6.8%
Ain Holdings, Inc.	9,200	540,777
Coca-Cola Bottlers Japan Holdings, Inc.	9,400	192,921
Ezaki Glico Co. Ltd.	9,000	376,896
FamilyMart Co. Ltd.	16,400	294,477
Lawson, Inc.	10,400	570,854
NH Foods Ltd.	1,100	38,281
Yamazaki Baking Co. Ltd.	9,600	200,090

Energy — 0.5%
Idemitsu Kosan Co. Ltd.	6,500	148,354

Financials — 0.9%
Japan Post Insurance Co. Ltd.	24,300	300,228

Health Care — 3.2%
Nihon Kohden Corp.	15,600	589,139
Olympus Corp.	15,000	216,230
Sumitomo Dainippon Pharma Co. Ltd.	17,800	231,069

Industrials — 0.9%
Hoshizaki Corp.	4,100	306,687

Utilities — 0.7%
Kansai Electric Power Co., Inc. (The)	19,700	219,279
Total Japan		9,919,831

Hong Kong — 8.1%
Communication Services — 1.3%
PCCW Ltd.	797,000	437,048

Consumer Discretionary — 0.8%
Yue Yuen Industrial Holdings Ltd.	161,000	246,024

Consumer Staples — 1.7%
Sun Art Retail Group Ltd.	286,000	420,744
Vitasoy International Holdings Ltd.†	28,000	84,263
WH Group Ltd., 144a	64,500	59,534

Industrials — 2.0%
Jardine Matheson Holdings Ltd.	9,100	458,021
Jardine Strategic Holdings Ltd.	8,600	192,199

Information Technology — 0.5%
ASM Pacific Technology Ltd.	17,300	160,411

Real Estate — 1.8%
Link REIT	56,900	479,580
Swire Properties Ltd.	33,000	92,194
Total Hong Kong		2,630,018

United Kingdom — 6.9%
Communication Services — 0.5%
Pearson PLC	25,234	172,753

Consumer Discretionary — 1.2%
Compass Group PLC	14,564	226,909
Next PLC	3,414	171,276

Consumer Staples — 1.9%
J Sainsbury PLC	95,401	246,841
Unilever NV	7,291	360,288

Financials — 1.1%
IG Group Holdings PLC	42,791	367,164

Health Care — 0.4%
ConvaTec Group PLC, 144a	53,209	122,341

Industrials — 0.3%
easyJet PLC	13,353	92,530

Information Technology — 0.4%
Micro Focus International PLC	24,694	121,855

Utilities — 1.1%
Centrica PLC	315,882	148,841
United Utilities Group PLC	17,779	199,017
Total United Kingdom		2,229,815

Germany — 6.5%
Consumer Discretionary — 2.3%
adidas AG	1,620	359,684
Puma SE	2,249	132,140
Zalando SE, 144a*	7,114	268,128

Health Care — 0.5%
Carl Zeiss Meditec AG	1,624	154,638

Industrials — 0.2%
Deutsche Lufthansa AG	7,009	65,556

Information Technology — 0.3%
Wirecard AG	836	94,192
Real Estate — 3.2%
Deutsche Wohnen SE	14,220	538,920
Vonovia SE	10,413	515,195
Total Germany		2,128,453

Australia — 6.4%
Consumer Discretionary — 1.1%
Domino's Pizza Enterprises Ltd.†	11,270	348,923

Consumer Staples — 0.2%
Treasury Wine Estates Ltd.	8,026	49,830

Financials — 0.4%
nib holdings Ltd.	45,855	144,694

Information Technology — 0.2%
Link Administration Holdings Ltd.	28,705	56,679

Materials — 3.6%
Evolution Mining Ltd.	125,890	294,222
Newcrest Mining Ltd.	27,500	377,650
Northern Star Resources Ltd.	38,291	248,049
Saracen Mineral Holdings Ltd.*	114,128	256,640

Utilities — 0.9%
APA Group	45,625	289,525
Total Australia		2,066,212

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.8% (Continued)
Denmark — 6.0%
Consumer Discretionary — 0.6%
Pandora A/S	5,807	$186,585

Consumer Staples — 1.3%
Royal Unibrew A/S	5,994	430,862

Health Care — 3.1%
Ambu A/S - Class B	9,565	230,341
Ascendis Pharma A/S ADR*	1,691	190,424
Coloplast A/S - Class B	616	89,336
Genmab A/S*	613	123,132
Novo Nordisk A/S - Class B	6,366	380,153

Industrials — 0.3%
ISS A/S*	6,595	90,223

Utilities — 0.7%
Orsted A/S, 144a	2,396	234,563
Total Denmark		1,955,619

Switzerland — 4.8%
Communication Services — 1.0%
Sunrise Communications Group AG, 144a	4,204	336,960

Consumer Staples — 1.9%
Chocoladefabriken Lindt & Spruengli AG	53	444,854
Chocoladefabriken Lindt & Spruengli AG	2	173,588

Real Estate — 1.9%
PSP Swiss Property AG	3,858	482,440
Swiss Prime Site AG	1,390	135,289
Total Switzerland		1,573,131

Finland — 4.3%
Communication Services — 1.8%
Elisa Oyj	9,138	564,029

Energy — 0.6%
Neste Oyj	6,138	204,074

Health Care — 1.3%
Orion Oyj - Class B	10,549	429,305

Information Technology — 0.6%
Nokia Oyj	66,822	205,802
Total Finland		1,403,210

Netherlands — 3.8%
Consumer Discretionary — 0.9%
Just Eat Takeaway, 144a*	3,122	236,552
Just Eat Takeaway, 144a*	717	53,969

Consumer Staples — 1.5%
Koninklijke Ahold Delhaize NV	21,424	499,106

Energy — 0.3%
SBM Offshore NV	7,155	95,011

Health Care — 0.4%
QIAGEN N.V.*	3,043	122,868

Industrials — 0.7%
Signify NV, 144a	12,581	243,823
Total Netherlands		1,251,329

Sweden — 3.3%
Consumer Discretionary — 0.5%
Hennes & Mauritz AB - Class B	13,535	173,205

Consumer Staples — 1.9%
ICA Gruppen AB	14,582	609,023

Health Care — 0.9%
Elekta AB - Class B	34,474	281,045
Total Sweden		1,063,273

France — 2.7%
Communication Services — 1.5%
Eutelsat Communications SA	27,052	281,210
Publicis Groupe SA	7,366	210,512

Consumer Staples — 0.8%
Carrefour SA	16,932	268,445

Financials — 0.4%
SCOR SE	5,098	112,162
Total France		872,329

Belgium — 2.7%
Consumer Staples — 2.0%
Colruyt SA	11,781	638,623

Health Care — 0.7%
UCB SA	2,696	230,676
Total Belgium		869,299

Israel — 2.6%
Financials — 0.8%
Bank Leumi Le-Israel BM	48,389	266,815

Health Care — 0.3%
Teva Pharmaceutical Industries Ltd.*	10,400	92,415

Information Technology — 1.5%
Nice Ltd.*	3,473	502,181
Total Israel		861,411

Ireland — 2.1%
Consumer Staples — 1.4%
Kerry Group PLC - Class A	3,927	455,630

Health Care — 0.1%
Amarin Corp. PLC ADR*	5,200	20,800

Materials — 0.6%
James Hardie Industries PLC	18,137	210,584
Total Ireland		687,014

Spain — 2.0%
Utilities — 2.0%
Endesa SA	5,259	111,283
Red Electrica Corp. SA	29,177	524,296
Total Spain		635,579

New Zealand — 1.9%
Communication Services — 1.4%
Spark New Zealand Ltd.	191,186	465,302

Consumer Staples — 0.5%
a2 Milk Co. Ltd.*	15,524	158,587
Total New Zealand		623,889

Norway — 1.6%
Consumer Staples — 1.6%
Mowi ASA	22,795	344,648
Orkla ASA	22,014	188,610
Total Norway		533,258

Italy — 0.9%
Financials — 0.9%
Unione di Banche Italiane SpA	111,096	287,645

Singapore — 0.8%
Communication Services — 0.6%
Sea Ltd. ADR*	4,339	192,261

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.8% (Continued)
Singapore — (Continued)
Industrials — 0.2%
SATS Ltd.	33,700	$74,911
Total Singapore		267,172

Luxembourg — 0.7%
Communication Services — 0.5%
SES SA	26,351	154,586

Real Estate — 0.2%
Aroundtown SA	15,459	77,379
Total Luxembourg		231,965

United States — 0.1%
Industrials — 0.1%
Reliance Worldwide Corp. Ltd.	15,429	24,667

Armenia — 0.1%
Health Care — 0.1%
NMC Health PLC	15,156	22,967
Total Common Stocks		$32,138,086

Short-Term Investment Funds — 2.0%
Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	241,023	241,023
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	425,240	425,240
Total Short-Term Investment Funds		$666,263

Total Investment Securities —100.8%
(Cost $36,998,320)		$32,804,349
Liabilities in Excess of Other Assets — (0.8%)		(264,358)
Net Assets — 100.0%		$32,539,991

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $399,027.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $1,555,870 or 4.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$9,919,831	$—	$9,919,831
Hong Kong	—	2,630,018	—	2,630,018
United Kingdom	360,288	1,869,527	—	2,229,815
Germany	515,195	1,613,258	—	2,128,453
Australia	144,694	1,921,518	—	2,066,212
Denmark	190,424	1,765,195	—	1,955,619
Switzerland	—	1,573,131	—	1,573,131
Finland	—	1,403,210	—	1,403,210
Netherlands	508,400	742,929	—	1,251,329
Sweden	—	1,063,273	—	1,063,273
France	—	872,329	—	872,329
Belgium	—	869,299	—	869,299
Israel	—	861,411	—	861,411
Ireland	476,430	210,584	—	687,014
Spain	—	635,579	—	635,579
New Zealand	—	623,889	—	623,889
Norway	—	533,258	—	533,258
Italy	—	287,645	—	287,645
Singapore	192,261	74,911	—	267,172
Luxembourg	—	231,965	—	231,965
United States	—	24,667	—	24,667
Armenia	—	22,967	—	22,967
Short-Term Investment Funds	666,263	—	—	666,263
Total	$3,053,955	$29,750,394	$—	$32,804,349

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Anti-Benchmark® US Core Equity Fund – March 31, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%
Consumer Staples — 18.9%
Bunge Ltd.	5,377	$220,618
Campbell Soup Co.	14,602	674,028
Church & Dwight Co., Inc.	1,743	111,866
Clorox Co. (The)	887	153,673
General Mills, Inc.	6,424	338,994
Hershey Co. (The)	2,450	324,625
JM Smucker Co. (The)	4,809	533,799
Keurig Dr Pepper, Inc.	11,044	268,038
Kraft Heinz Co. (The)	22,775	563,453
Kroger Co. (The)	24,318	732,458
Lamb Weston Holdings, Inc.	8,739	498,997
US Foods Holding Corp.*	1,855	32,852
		4,453,401

Consumer Discretionary — 15.4%
Advance Auto Parts, Inc.	401	37,421
AutoZone, Inc.*	681	576,126
Chipotle Mexican Grill, Inc.*	711	465,278
Dollar Tree, Inc.*	4,666	342,811
Domino's Pizza, Inc.	1,294	419,347
Expedia Group, Inc.	4,199	236,278
Hasbro, Inc.	878	62,821
Kohl's Corp.	4,791	69,901
McDonald's Corp.	245	40,511
Mohawk Industries, Inc.*	1,287	98,121
NVR, Inc.*	107	274,895
Target Corp.	1,320	122,720
Tesla, Inc.*	445	233,180
Ulta Beauty, Inc.*	1,825	320,653
Wynn Resorts Ltd.	598	35,994
Yum China Holdings, Inc. (China)	6,599	281,315
		3,617,372

Utilities — 12.2%
Consolidated Edison, Inc.	8,558	667,524
Edison International	9,782	535,956
Essential Utilities, Inc.	5,478	222,955
Eversource Energy	9,391	734,470
NextEra Energy, Inc.	1,821	438,169
Sempra Energy	2,350	265,527
		2,864,601

Financials — 11.7%
AGNC Investment Corp.	32,459	343,416
Annaly Capital Management, Inc.	64,180	325,393
Cboe Global Markets, Inc.	7,125	635,906
CME Group, Inc.	2,272	392,852
Everest Re Group Ltd. (Bermuda)	2,038	392,152
MarketAxess Holdings, Inc.	1,991	662,147
		2,751,866

Health Care — 11.2%
ABIOMED, Inc.*	1,247	181,015
Biogen, Inc.*	1,451	459,067
DENTSPLY SIRONA, Inc.	6,921	268,742
DexCom, Inc.*	1,538	414,137
Humana, Inc.	1,350	423,927
Jazz Pharmaceuticals PLC (Ireland)*	4,031	402,052
Neurocrine Biosciences, Inc.*	3,357	290,548
Sage Therapeutics, Inc.*	2,400	68,928
Sarepta Therapeutics, Inc.*	1,392	136,165
		2,644,581

Materials — 7.4%
International Flavors & Fragrances, Inc.†	1,285	131,173
Newmont Goldcorp Corp.	20,316	919,908
Royal Gold, Inc.	7,761	680,717
		1,731,798

Real Estate — 6.8%
American Tower Corp. REIT	224	48,776
Extra Space Storage, Inc. REIT	7,069	676,927
Public Storage REIT	3,860	766,635
Ventas, Inc. REIT	3,961	106,155
		1,598,493

Communication Services — 5.4%
CenturyLink, Inc.	11,015	104,202
Discovery, Inc. - Class C*	2,563	44,955
Fox Corp. - Class A	11,477	271,202
Fox Corp. - Class B	5,289	121,012
Roku, Inc.*	1,750	153,090
Snap, Inc. - Class A*	22,895	272,222
Verizon Communications, Inc.	5,809	312,118
		1,278,801

Information Technology — 4.0%
Ciena Corp.*	2,508	99,843
Dell Technologies, Inc. - Class C*	2,763	109,277
NortonLifeLock, Inc.	15,172	283,868
QUALCOMM, Inc.	5,263	356,042
Trade Desk, Inc. (The) - Class A*	500	96,500
		945,530

Industrials — 3.9%
General Electric Co.	41,535	329,788
IAA, Inc.*	7,984	239,201
Nielsen Holdings PLC	4,510	56,555
WW Grainger, Inc.	1,174	291,739
		917,283

Energy — 1.4%
Apache Corp.	2,034	8,502
Baker Hughes Co.	13,463	141,361
Cabot Oil & Gas Corp.	10,592	182,076
		331,939
Total Common Stocks		$23,135,665

Short-Term Investment Funds — 2.2%
Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	374,586	374,586
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	140,174	140,174
Total Short-Term Investment Funds		$514,760

Total Investment Securities —100.5%
(Cost $25,862,513)		$23,650,425
Liabilities in Excess of Other Assets — (0.5%)		(127,237)
Net Assets — 100.0%		$23,523,188

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $129,846.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$23,135,665	$—	$—	$23,135,665
Short-Term Investment Funds	514,760	—	—	514,760
Total Assets	$23,650,425	$—	$—	$23,650,425

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Credit Opportunities II Fund – March 31, 2020 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 72.9%

	Communication Services — 16.5%
$335,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$296,475
329,000	AMC Networks, Inc., 4.750%, 8/1/25	319,952
137,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	134,260
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	461,196
114,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	110,580
565,000	CenturyLink, Inc., 144a, 5.125%, 12/15/26	565,000
195,000	CommScope, Inc., 144a, 5.500%, 3/1/24	197,340
177,000	CommScope, Inc., 144a, 5.500%, 6/15/24(A)	163,459
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	309,535
105,000	CSC Holdings LLC, 6.750%, 11/15/21	108,150
575,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	579,864
744,000	Cumulus Media New Holdings, Inc., 144a, 6.750%, 7/1/26	665,880
133,000	Digicel Group Ltd. (Jamaica), 144a, 8.250%, 9/30/20	53,200
153,000	DISH DBS Corp., 5.875%, 11/15/24	148,792
43,000	Embarq Corp., 7.995%, 6/1/36	42,570
305,000	Front Range BidCo, Inc., 144a, 6.125%, 3/1/28	289,750
455,000	Frontier Communications Corp., 11.000%, 9/15/25	119,438
557,000	Frontier Communications Corp., 144a, 8.500%, 4/1/26	511,048
285,000	Gray Television, Inc., 144a, 5.125%, 10/15/24	278,588
586,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	383,830
63,000	Intelsat Jackson Holdings SA (Luxembourg), 144a, 8.000%, 2/15/24	60,873
500,000	Level 3 Financing, Inc., 5.375%, 1/15/24	500,000
128,000	Netflix, Inc., 4.875%, 4/15/28	131,840
116,000	Netflix, Inc., 144a, 4.875%, 6/15/30	117,757
439,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	413,204
105,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 7/15/27	102,638
201,000	Plantronics, Inc., 144a, 5.500%, 5/31/23	146,228
610,000	Scripps Escrow, Inc., 144a, 5.875%, 7/15/27	536,800
969,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	818,805
132,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	121,605
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	20,298
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	244,800
703,000	Sprint Corp., 7.625%, 2/15/25	776,815
541,000	TEGNA, Inc., 144a, 4.625%, 3/15/28	475,404
200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	186,000
443,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	425,280
1,160,000	Townsquare Media, Inc., 144a, 6.500%, 4/1/23(A)	1,113,600
271,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	253,358
425,000	Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	422,875
		12,607,087

	Consumer Discretionary — 11.1%
308,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	284,561
360,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	331,200
391,000	American Airlines Group, Inc., 144a, 5.000%, 6/1/22	313,777
61,000	Asbury Automotive Group, Inc., 144a, 4.500%, 3/1/28	51,850
510,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	402,900
139,000	Boyd Gaming Corp., 6.375%, 4/1/26	120,235
300,000	Boyd Gaming Corp., 144a, 4.750%, 12/1/27	247,500
389,000	Century Communities, Inc., 5.875%, 7/15/25	327,736
433,000	Century Communities, Inc., 6.750%, 6/1/27	366,924
403,000	Enterprise Development Authority (The), 144a, 12.000%, 7/15/24	350,610
152,000	Golden Nugget, Inc., 144a, 6.750%, 10/15/24	95,743
67,000	Golden Nugget, Inc., 144a, 8.750%, 10/1/25	34,170
435,000	Installed Building Products, Inc., 144a, 5.750%, 2/1/28	414,338
439,000	IRB Holding Corp., 144a, 6.750%, 2/15/26	345,895
300,000	L Brands, Inc., 6.750%, 7/1/36	216,000
208,000	L Brands, Inc., 6.875%, 11/1/35	153,920
165,000	L Brands, Inc., 7.500%, 6/15/29	130,169
349,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	310,610
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	197,548
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	189,720
238,000	Newell Brands, Inc., 4.700%, 4/1/26	233,668
298,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144a, 6.250%, 5/15/26	281,610
300,000	PetSmart, Inc., 144a, 5.875%, 6/1/25	295,500
60,000	PetSmart, Inc., 144a, 7.125%, 3/15/23	55,875
223,000	PetSmart, Inc., 144a, 8.875%, 6/1/25	201,815
261,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23	237,510
84,000	Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	76,860
757,000	Scientific Games International, Inc., 144a, 5.000%, 10/15/25	658,590
541,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	458,498
426,000	Six Flags Entertainment Corp., 144a, 5.500%, 4/15/27	358,905
363,000	SRS Distribution, Inc., 144a, 8.250%, 7/1/26	275,880
513,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	415,530
		8,435,647

	Industrials — 10.7%
379,000	Berry Global, Inc., 144a, 4.875%, 7/15/26	382,790
14,000	Boeing Co.(The), 1.875%, 6/15/23	12,863
21,000	Boeing Co.(The), 2.350%, 10/30/21	19,900
189,000	Boeing Co.(The), 2.700%, 5/1/22	178,873
27,000	Boeing Co.(The), 2.700%, 2/1/27	24,758
75,000	Boeing Co.(The), 3.100%, 5/1/26	68,996
355,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	266,250
734,000	Bombardier, Inc. (Canada), 144a, 7.500%, 12/1/24	495,450
450,000	Cargo Aircraft Management, Inc., 144a, 4.750%, 2/1/28	417,375
368,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	360,235
214,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26	210,790
31,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	31,766
30,000	DAE Funding LLC (United Arab Emirates), 144a, 4.500%, 8/1/22	27,825
9,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	8,280
14,000	Ford Motor Credit Co. LLC, 3.096%, 5/4/23	12,810
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	9,955
13,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	11,797
57,000	GFL Environmental, Inc. (Canada), 144a, 5.125%, 12/15/26	55,575
272,000	GFL Environmental, Inc. (Canada), 144a, 7.000%, 6/1/26	263,273

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 72.9% (Continued)

	Industrials — (Continued)
$18,000	GFL Environmental, Inc. (Canada), 144a, 8.500%, 5/1/27	$18,085
867,000	Hillman Group, Inc. (The), 144a, 6.375%, 7/15/22	673,009
325,000	IAA, Inc., 144a, 5.500%, 6/15/27	314,437
401,000	Masonite International Corp., 144a, 5.375%, 2/1/28	394,103
448,000	Mauser Packaging Solutions Holding Co., 144a, 7.250%, 4/15/25	356,160
604,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	543,600
641,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	578,695
180,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC (Canada), 144a, 7.750%, 4/15/26	150,300
660,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	657,525
549,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	455,670
247,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	245,765
119,000	Trivium Packaging Finance BV (Netherlands), 144a, 8.500%, 8/15/27	119,595
312,000	Tutor Perini Corp., 2.875%, 6/15/21	287,234
481,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	399,230
107,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	104,625
		8,157,594

	Energy — 9.5%
437,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	301,530
336,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22(A)	252,000
381,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	350,520
340,000	Cheniere Energy Partners LP, 144a, 4.500%, 10/1/29	295,800
346,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	281,990
760,000	CITGO Petroleum Corp., 144a, 6.250%, 8/15/22	684,000
185,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	151,700
305,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	271,855
1,046,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25(A)	690,360
786,000	Extraction Oil & Gas, Inc., 144a, 7.375%, 5/15/24	139,515
730,000	FTS International, Inc., 6.250%, 5/1/22	253,675
744,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 9.000%, 9/30/21	476,160
101,000	Hess Midstream Operations LP, 144a, 5.125%, 6/15/28	70,983
475,000	Hess Midstream Operations LP, 144a, 5.625%, 2/15/26	335,381
293,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	134,780
165,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	72,600
111,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144a, 5.000%, 2/1/28	92,963
69,000	NextEra Energy Partners LP, 144a, 1.500%, 9/15/20	68,201
546,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	185,640
260,000	Occidental Petroleum Corp., 2.700%, 2/15/23	153,975
67,000	Occidental Petroleum Corp., 4.100%, 2/1/21	56,949
123,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 4.125%, 2/15/28	83,640
105,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	71,400
409,000	Seven Generations Energy Ltd. (Canada), 144a, 5.375%, 9/30/25	228,017
79,000	Southwestern Energy Co., 6.200%, 1/23/25	53,795
136,000	Southwestern Energy Co., 7.500%, 4/1/26	89,080
52,000	Southwestern Energy Co., 7.750%, 10/1/27	34,190
517,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	93,060
307,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	33,770
690,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	684,825
301,000	Transocean Poseidon Ltd., 144a, 6.875%, 2/1/27	243,810
456,000	Valaris PLC (South Africa), 4.875%, 6/1/22	99,180
219,000	Valaris PLC (South Africa), 7.375%, 6/15/25	43,800
211,000	Western Midstream Operating LP, 5.375%, 6/1/21	168,599
		7,247,743

	Health Care — 4.7%
18,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	17,505
1,090,000	ASP AMC Merger Sub, Inc., 144a, 8.000%, 5/15/25	640,702
100,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	94,670
100,000	Bausch Health Cos, Inc., 144a, 5.250%, 1/30/30	94,556
50,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	49,250
180,000	Centene Corp., 4.750%, 5/15/22	180,900
131,000	Centene Corp., 4.750%, 1/15/25	131,326
422,000	Envision Healthcare Corp., 144a, 8.750%, 10/15/26	103,390
244,000	HCA, Inc., 5.625%, 9/1/28	255,395
325,000	HCA, Inc., 7.690%, 6/15/25	334,750
222,000	Hill-Rom Holdings, Inc., 144a, 5.000%, 2/15/25	224,220
340,000	Immucor, Inc., 144a, 11.125%, 2/15/22	306,000
445,000	Molina Healthcare, Inc., 144a, 4.875%, 6/15/25	433,875
259,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144a, 7.250%, 2/1/28	222,714
511,000	RegionalCare Hospital Partners Holdings, Inc., 144a, 8.250%, 5/1/23	529,268
		3,618,521

	Consumer Staples — 4.6%
345,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	313,950
92,000	Beacon Roofing Supply, Inc., 144a, 4.500%, 11/15/26	84,898
207,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	188,370
301,000	Clearwater Seafoods, Inc. (Canada), 144a, 6.875%, 5/1/25	256,606
293,000	Cott Holdings, Inc. (Canada), 144a, 5.500%, 4/1/25	284,210
315,000	Dole Food Co., Inc., 144a, 7.250%, 6/15/25	248,850
524,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 144a, 7.125%, 7/31/26	436,230
21,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.750%, 6/15/25	21,210
149,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	150,862
363,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	374,797
530,000	Korn Ferry, 144a, 4.625%, 12/15/27	460,437
240,000	Lamb Weston Holdings, Inc., 144a, 4.625%, 11/1/24	236,400
236,000	Performance Food Group, Inc., 144a, 5.500%, 10/15/27	218,890
237,000	Simmons Foods, Inc., 144a, 5.750%, 11/1/24	215,149
		3,490,859

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 72.9% (Continued)

	Materials — 4.2%
$398,333	Boart Longyear Management Pty Ltd., 10.000%, 12/31/22(B)	$318,666
314,000	CF Industries, Inc., 4.950%, 6/1/43	298,206
136,000	Constellium SE, 144a, 5.750%, 5/15/24	121,394
243,000	First Quantum Minerals Ltd. (Canada), 144a, 6.875%, 3/1/26	195,007
247,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	233,415
496,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	458,800
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	56,385
551,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	487,635
404,000	New Gold, Inc. (Canada), 144a, 6.250%, 11/15/22	392,385
246,000	Novelis Corp., 144a, 4.750%, 1/30/30	218,940
110,000	PQ Corp., 144a, 6.750%, 11/15/22	110,555
356,000	Tronox Finance PLC, 144a, 5.750%, 10/1/25	317,730
		3,209,118

	Real Estate — 3.8%
703,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	570,400
137,000	ESH Hospitality, Inc. REIT, 144a, 4.625%, 10/1/27	106,860
38,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	31,920
658,000	GEO Group, Inc. (The) REIT, 5.125%, 4/1/23	493,500
390,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	366,358
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	524,522
294,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	232,260
427,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.500%, 9/1/26	354,410
17,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.500%, 1/15/28	14,450
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	188,186
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	41,969
		2,924,835

	Information Technology — 3.4%
98,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	63,701
710,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 144a, 10.000%, 11/30/24	726,181
145,000	Infor US, Inc., 6.500%, 5/15/22	142,462
538,000	NCR Corp., 5.000%, 7/15/22	505,720
346,000	Nuance Communications, Inc., 5.625%, 12/15/26(A)	336,720
291,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	273,613
47,000	PTC, Inc., 144a, 3.625%, 2/15/25	43,945
162,000	PTC, Inc., 144a, 4.000%, 2/15/28	155,569
324,000	Science Applications International Corp., 144a, 4.875%, 4/1/28	311,040
		2,558,951

	Utilities — 2.5%
487,000	Calpine Corp., 144a, 4.500%, 2/15/28	472,025
302,000	Calpine Corp., 144a, 5.125%, 3/15/28	277,840
22,000	Edison International, 4.950%, 4/15/25	21,949
575,000	NextEra Energy Operating Partners LP, 144a, 4.250%, 7/15/24	560,625
40,000	NRG Energy, Inc., 7.250%, 5/15/26	41,900
37,000	NRG Energy, Inc., 144a, 5.250%, 6/15/29	38,110
543,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29	481,429
		1,893,878

	Financials — 1.9%
541,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 8.125%, 2/15/24	526,961
231,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	214,830
217,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144a, 6.750%, 10/15/27	203,199
91,000	Ally Financial, Inc., 5.750%, 11/20/25	89,016
29,000	Ally Financial, Inc., 8.000%, 11/1/31	33,602
402,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	367,678
		1,435,286
	Total Corporate Bonds	$55,579,519

	Asset-Backed Securities — 8.3%
250,000	AMMC CLO 22 Ltd., Ser 2018-22X, Class SUB, (Cayman Islands), 4/25/31(C)	138,802
340,000	Atrium XV, Ser 15A, Class SUB, (Cayman Islands), 144a, 1/23/48(C)(D)	186,782
250,000	Bain Capital Credit CLO Ltd., Ser 2019-4A, Class D, (Cayman Islands), 144a, (3M LIBOR +4.250%), 6.142%, 1/23/33(C)	187,789
250,000	CBAM Ltd., Ser 2017-3A, Class E1, (Cayman Islands), 144a, (3M LIBOR +6.500%), 8.336%, 10/17/29(C)	170,430
250,000	Dryden 45 Senior Loan Fund, Ser 2016-45A, Class ER, (Cayman Islands), 144a, (3M LIBOR +5.850%), 7.681%, 10/15/30(C)	150,960
250,000	Dryden 57 CLO Ltd., Ser 2018-57A, Class E, (Cayman Islands), 144a, (3M LIBOR +5.200%), 6.892%, 5/15/31(C)	131,600
500,000	Dryden 64 CLO Ltd., Ser 2018-64A, Class E, (Cayman Islands), 144a, (3M LIBOR +5.600%), 7.419%, 4/18/31(C)	289,994
500,000	Dryden 80 CLO Ltd., Ser 2019-80A, Class D1, (Cayman Islands), 144a, (3M LIBOR +4.100%), 5.984%, 1/17/33(C)	377,460
250,000	Fillmore Park CLO Ltd., Ser 2018-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.900%), 4.731%, 7/15/30(C)	182,789
500,000	Fillmore Park CLO Ltd., Ser 2018-1A, Class E, (Cayman Islands), 144a, (3M LIBOR +5.400%), 7.231%, 7/15/30(C)	301,686
250,000	Gilbert Park CLO Ltd., Ser 2017-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.950%), 4.781%, 10/15/30(C)	191,498
250,000	LCM Ltd., Ser 2019-30, (Cayman Islands), 144a, (3M LIBOR +6.950%), 8.769%, 4/20/31(C)	169,587
300,000	Madison Park Funding XII Ltd., Ser 2014-12A, Class SUB, (Cayman Islands), 144a, 7/20/26(C)(D)	20,099
500,000	Madison Park Funding XXVIII Ltd., Ser 2018-28A, Class SUB, (Cayman Islands), 144a, 7/15/30(C)(D)	254,467
250,000	Madison Park Funding XXXI Ltd., Ser 2018-31A, Class SUB, (Cayman Islands), 144a, 1/23/48(C)(D)	151,468

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — (Continued)
$250,000	Madison Park Funding XXXIV Ltd., Ser 2019-34A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.750%), 8.544%, 4/25/31(C)	$157,018
540,000	Madison Park Funding XXXVII Ltd., Ser 2019-37A, Class SUB, (Cayman Islands), 144a, 7/15/49(C)(D)	367,027
250,000	Mariner CLO 7 Ltd., Ser 2019-1A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.890%), 8.660%, 4/30/32(C)	164,386
500,000	Oaktree CLO Ltd., Ser 2018-1A, Class SUB, (Cayman Islands), 144a, 10/20/30(C)(D)	231,967
250,000	Oaktree CLO Ltd., Ser 2019-2A, Class D, (Cayman Islands), 144a, (3M LIBOR +6.770%), 8.601%, 4/15/31(C)	157,369
500,000	Oaktree CLO Ltd., Ser 2019-3A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.770%), 8.589%, 7/20/31(C)	280,136
350,000	Oaktree CLO Ltd., Ser 2019-4A, Class E, (Cayman Islands), 144a, (3M LIBOR +7.230%), 9.148%, 10/20/32(C)	233,761
250,000	Octagon Loan Funding Ltd., Ser 2014-1A, Class DRR, (Cayman Islands), 144a, (3M LIBOR +2.900%), 4.592%, 11/18/31(C)	176,683
500,000	OHA Credit Funding 3 Ltd., Ser 2019-3A, Class E2, (Cayman Islands), 144a, (3M LIBOR +5.500%), 7.319%, 7/20/32(C)	278,946
500,000	OZLM XXI, Ser 2017-21A, Class SUB, (Cayman Islands), 144a, 1/20/31(C)(D)	172,031
250,000	OZLM XXIII Ltd., Ser 2019-23A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.800%), 8.631%, 4/15/32(C)	166,360
500,000	Steele Creek CLO Ltd., Ser 2019-2A, Class E, (Cayman Islands), 144a, (3M LIBOR +7.700%), 9.531%, 7/15/32(C)	298,406
924,999	Stewart Park CLO Ltd., Ser 2015-1X, Class SUB, (Cayman Islands), 1/15/30(C)(D)	142,711
250,000	TCI-Flatiron CLO Ltd., Ser 2017-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.750%), 4.442%, 11/18/30(C)	184,934
250,000	Venture XVIII CLO Ltd., Ser 2014-18A, Class SUB, (Cayman Islands), 144a, 10/15/29(C)(D)	51,248
250,000	Wellfleet CLO Ltd., Ser 2018-3A, Class SUB, (Cayman Islands), 144a, 1/20/32(C)(D)	146,851
280,000	Wellfleet CLO Ltd., Ser 2020-1A, Class SUB, (Cayman Islands), 144a, 4/15/33(C)(D)(E)	234,836
	Total Asset-Backed Securities	$6,350,081

	Bank Loans(F) — 7.8%

	Consumer Discretionary — 2.6%
284,288	AVSC Holding Corp., First Lien 2019 Incremental Term Loan (LIBOR +4.500%), 6.204%, 10/15/26	170,573
385,733	BWay Holding Co., Initial Term Loan (LIBOR +3.250%), 5.084%, 4/3/24	312,687
393,166	eResearch Technology Inc., First Lien Initial Term Loan (LIBOR +4.500%), 5.950%,2/4/27	342,054
110,591	GOBP Holdings Inc., First Lien Term Loan (LIBOR +2.750%), 3.744%, 10/22/25	102,020
493,571	Golden Nugget, Inc., First Initial Term Loan (LIBOR +2.500%), 3.489%, 10/4/23	382,518
224,350	IRB Holding Corp., Term B Loan (LIBOR +2.750%), 3.954%, 2/5/25	172,330
328,988	Merrill Communications LLC, First Lien Term Loan B (LIBOR +5.000%), 6.908%, 10/5/26	289,510
199,000	Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (LIBOR +3.500%), 4/30/26(G)	181,090
		1,952,782

	Information Technology — 2.2%
274,293	AI Aqua Merger Sub, Inc., 2018 Tranche B-1 Term Loan (LIBOR +3.250%), 4.322%, 12/13/23	233,149
536,732	Diebold Nixdorf Inc., Term Loan A1 (LIBOR +9.250%), 10.250%, 8/31/22(G)	474,337
208,333	Kronos Inc., Second Lien Initial Term Loan (LIBOR +8.250%), 11/1/24(G)	190,833
865,485	MA Financeco LLC, Tranche B-2 Term Loan (LIBOR +2.250%), 3.239%, 11/19/21	811,392
		1,709,711

	Energy — 1.1%
494,231	Brazos Delaware II LLC, Initial Term Loan (LIBOR +4.000%), 4.924%, 5/21/25	249,587
348,843	Medallion Midland Acquisition LLC, Initial Term Loan (LIBOR +3.250%), 4.250%, 10/30/24	188,375
210,289	Traverse Midstream Partners LLC, Advance (LIBOR +4.000%), 5.000%, 9/27/24	115,659
429,505	Woodford Express LLC, Initial Term Loan (LIBOR +5.000%), 6.000%, 1/27/25	257,703
		811,324

	Health Care — 0.7%
241,311	Jaguar Holding Company II, 2018 Term Loan (LIBOR +2.500%), 8/18/22(G)	229,678
141,724	LifePoint Health, Inc., First Lien Term B Loan (LIBOR +3.750%), 4.739%, 11/17/25	130,830
253,568	Team Health Holdings, Inc., Initial Term Loan (LIBOR +2.750%), 3.750%, 2/6/24	158,480
		518,988

	Communication Services — 0.7%
358,065	Frontier Communications Corp., Term B-1 Loan (LIBOR +3.750%), 5.350%, 6/17/24	338,761
169,571	Sprint Communications, Inc., 2018 Incremental Term Loan (LIBOR +3.000%), 2/2/24(G)	168,299
		507,060

	Financials — 0.5%
227,946	Asurion LLC, Second Lien Replacement B-2 Term Loan (LIBOR +6.500%), 7.489%, 8/4/25	207,715
247,621	Star US Bidco LLC, Initial Term Loan (LIBOR +4.250%), 5.250%, 3/17/27	211,096
		418,811

	Industrials — 0.0%
9,589	Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien) (LIBOR +5.000%), 6.742%, 11/28/21	7,647
	Total Bank Loans	$5,926,323

Shares

	Common Stocks — 0.3%
	Materials — 0.2%
3,250	Berry Global Group, Inc.*	109,557

	Information Technology — 0.0%
8,386	Aquity Holdings, Inc. New Escrow(E)*	23,397

	Health Care — 0.0%
3,069	Envigo RMS Holding Corp. Class B(E)(H)*	—

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — 0.3% (Continued)
	Energy — 0.0%
74,381	Trident, Class A Templar Restructure(H)*	$744
12,726	Trident, Templar Restructure(H)*	—
		744

	Communication Services — 0.1%
13,299	Cumulus Media, Inc. - Class A*	72,081
	Total Common Stocks	$205,779

	Number
	of	Notional
	Contracts	Amount
Purchased Options — 0.6%
Purchased Call Options — 0.1%
Chicago Board Options Exchange Volatility Index, Strike @37.50, Exp 4/20(A)	64	$36,931,464	60,800

Purchased Put Options — 0.5%
SPDR S&P 500 ETF Trust, Strike @270.00, Exp 4/20(A)	200	5,155,000	342,000
United States Oil Fund LP, Strike @4.00, Exp 4/20(A)	1,000	421,000	45,000
Total Purchased Put Options			387,000
Total Purchased Options			$447,800

Shares

	Short-Term Investment Funds — 3.5%
2,189,245	Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	2,189,245
474,200	Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	474,200
	Total Short-Term Investment Funds	$2,663,445

Total Long Positions —93.4%
(Cost $84,707,734)		$71,172,947

Principal
Amount

	Securities Sold Short — (1.3%)
	Corporate Bonds — (1.3%)
	Consumer Discretionary — (0.9%)
$ (300,000)	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/27	(275,250)
(500,000)	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	(408,125)
		(683,375)

	Energy — (0.4%)
(125,000)	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, 4/1/23	(70,025)
(500,000)	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 5.625%, 5/1/27	(274,855)
		(344,880)
	Total Corporate Bonds	$(1,028,255)

Total Securities Sold Short
(Proceeds $1,371,736)		$(1,028,255)

	Number
	of	Notional	Market
	Contracts	Amount	Value
Written Options — (0.2%)
Written Put Options — (0.2%)
SPDR S&P 500 ETF Trust, Strike @250.00, Exp 4/20 (premiums received $65,991)	(200)	$(5,155,000)	$(170,000)
Total —91.9%			$69,974,692

Cash Collateral for Securities
Sold Short and Written Options— 1.0%			764,289
Other Assets in Excess of Liabilities — 7.1%			5,437,846
Net Assets — 100.0%			$76,176,827

(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of March 31, 2020 was $2,921,400.

(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.

(C)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2020.

(D)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.

(E)	Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

(F)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2020.

(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(H)	Security is subject to restrictions on resale. At March 31, 2020, these securities were valued at $744 or 0.0% of net assets.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $ 393,586.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $49,302,925 or 64.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$55,579,519	$—	$55,579,519
Asset-Backed Securities	—	6,115,245	234,836	6,350,081
Bank Loans	—	5,926,323	—	5,926,323
Common Stocks	181,638	744	23,397	205,779
Purchased Call Options Equity
Contracts	60,800	—	—	60,800
Purchased Put Options Equity
Contracts	387,000	—	—	387,000
Short-Term Investment Funds	2,663,445	—	—	2,663,445
Total Assets	$3,292,883	$67,621,831	$258,233	$71,172,947

Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(1,028,255)	$—	$(1,028,255)
Written Options Equity Contract	(170,000)	—	—	(170,000)
Total Liabilities	$(170,000)	$(1,028,255)	$—	$(1,198,255)
Total	$3,122,883	$66,593,576	$258,233	$69,974,692

Measurements Using Unobservable Inputs (Level 3)

Common
Stocks
and
Asset- Backed
Assets	Securities
Beginning balance, September 30, 2019	$23,397
Transfer into Level 3	—
Purchases & Sales	234,836
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, March 31, 2020	$258,233
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2020	$—

Common Stocks
and		Valuation	Unobservable
Asset-Backed Securities	Fair Value	Technique	Input
Aquity Holdings, Inc. New Escrow	$23,397	Cost	New Issuer
Wellfleet CLO Ltd.	$234,836	Cost	New Issuer

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2020 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 91.5%

	Communication Services — 20.5%
$483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$427,455
663,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	642,381
634,000	Altice France SA (France), 144a, 7.375%, 5/1/26	629,340
635,000	Altice France SA (France), 144a, 8.125%, 2/1/27	661,987
265,000	AMC Networks, Inc., 4.750%, 8/1/25	257,713
114,000	AMC Networks, Inc., 5.000%, 4/1/24	109,440
735,000	Belo Corp., 7.250%, 9/15/27	771,750
337,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	290,663
565,000	C&W Senior Financing DAC (Ireland), 144a, 7.500%, 10/15/26	517,577
385,000	Cablevision Systems Corp., 5.875%, 9/15/22	388,850
1,088,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	1,066,240
211,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	205,767
2,007,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	1,996,965
297,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	297,772
413,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	424,399
280,000	CenturyLink, Inc., 5.625%, 4/1/25	281,397
25,000	CenturyLink, Inc., 6.750%, 12/1/23	26,570
525,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	509,250
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	642,817
628,000	CommScope Technologies LLC, 144a, 5.500%, 6/15/24	579,958
150,000	CommScope, Inc., 144a, 5.500%, 3/1/24	151,800
774,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	639,517
666,000	CSC Holdings LLC, 5.250%, 6/1/24	667,658
534,000	CSC Holdings LLC, 6.750%, 11/15/21	550,020
561,000	CSC Holdings LLC, 144a, 5.500%, 5/15/26	580,270
667,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	672,643
533,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	574,835
485,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	394,072
1,191,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	796,481
2,496,000	DISH DBS Corp., 5.875%, 7/15/22	2,430,655
502,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	441,760
515,000	Front Range BidCo, Inc., 144a, 4.000%, 3/1/27	492,469
1,165,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	1,031,025
322,000	Lamar Media Corp., 144a, 3.750%, 2/15/28	301,836
444,000	LCPR Senior Secured Financing DAC (Ireland), 144a, 6.750%, 10/15/27	437,340
861,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	855,748
474,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	355,500
611,000	Netflix, Inc., 4.375%, 11/15/26	620,165
652,000	Netflix, Inc., 4.875%, 4/15/28	671,560
680,000	Netflix, Inc., 144a, 4.875%, 6/15/30	690,302
882,000	Netflix, Inc., 144a, 5.375%, 11/15/29	915,207
334,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	314,374
695,000	Nexstar Escrow, Inc., 144a, 5.625%, 7/15/27	679,362
76,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 4.625%, 3/15/30	67,640
1,433,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	1,160,730
552,000	Qualitytech LP / QTS Finance Corp., 144a, 4.750%, 11/15/25	532,680
280,000	Sable International Finance Ltd. (Chile), 144a, 5.750%, 9/7/27	252,000
265,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	268,949
591,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	602,820
2,512,000	Sprint Capital Corp., 6.875%, 11/15/28	2,869,206
293,000	Sprint Corp., 7.625%, 3/1/26	331,617
1,565,000	Sprint Corp., 144a, 7.250%, 2/1/28	1,572,825
326,000	TEGNA, Inc., 144a, 4.625%, 3/15/28	286,473
721,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	650,919
353,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	349,470
865,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	877,975
539,000	T-Mobile USA, Inc., 4.500%, 2/1/26	551,128
205,000	T-Mobile USA, Inc., 4.750%, 2/1/28	213,569
263,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	224,208
667,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	664,599
480,000	Ziggo Bond Co. BV (Netherlands), 144a, 5.125%, 2/28/30	470,400
		37,940,098

	Consumer Discretionary — 13.0%
122,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	112,716
700,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	668,493
723,000	Adient US LLC, 144a, 7.000%, 5/15/26	668,775
535,000	Ahern Rentals, Inc., 144a, 7.375%, 5/15/23	304,950
315,000	American Airlines Group, Inc., 144a, 5.000%, 6/1/22	252,787
491,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25	405,075
121,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	100,430
462,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	444,675
505,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	401,525
555,000	Brinker International, Inc., 3.875%, 5/15/23	359,363
534,000	Brinker International, Inc., 144a, 5.000%, 10/1/24	384,480
249,000	Brookfield Residential Properties, Inc. (Canada), 144a, 6.375%, 5/15/25	224,100
428,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada), 144a, 6.250%, 9/15/27	371,247
337,000	Cedar Fair LP, 144a, 5.250%, 7/15/29	284,765
1,295,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,126,650
470,000	Dana, Inc., 5.375%, 11/15/27	380,700
395,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144a, 10.500%, 2/15/23	316,000
586,000	Goodyear Tire & Rubber Co.(The), 8.750%, 8/15/20	578,675
337,000	Group 1 Automotive, Inc., 144a, 5.250%, 12/15/23	345,846
481,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	476,190
503,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	467,790
770,000	Hertz Corp.(The), 6.250%, 10/15/22	539,385
927,000	Hertz Corp.(The), 144a, 5.500%, 10/15/24	525,887
344,000	Hertz Corp.(The), 144a, 7.125%, 8/1/26	182,220
477,000	Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	448,380
551,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	506,650

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 91.5% (Continued)

	Consumer Discretionary — (Continued)
$445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	$387,150
402,000	Lennar Corp., 4.750%, 5/30/25	383,910
361,000	Lennar Corp., 4.750%, 11/29/27	360,098
217,000	Lennar Corp., 5.000%, 6/15/27	198,555
235,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	209,150
399,000	M/I Homes, Inc., 144a, 4.950%, 2/1/28	338,651
191,000	Mattel, Inc., 144a, 5.875%, 12/15/27	196,310
1,252,000	Mattel, Inc., 144a, 6.750%, 12/31/25	1,273,159
510,000	MDC Holdings, Inc., 3.850%, 1/15/30	459,000
293,000	Melco Resorts Finance Ltd. (Hong Kong), 144a, 5.375%, 12/4/29	251,823
644,000	Meritage Homes Corp., 6.000%, 6/1/25	594,090
1,185,000	Party City Holdings, Inc., 144a, 6.625%, 8/1/26	118,500
150,000	PulteGroup, Inc., 5.500%, 3/1/26	147,520
199,000	PulteGroup, Inc., 6.000%, 2/15/35	200,493
969,000	Quad/Graphics, Inc., 7.000%, 5/1/22	799,425
215,000	Shea Homes LP / Shea Homes Funding Corp., 144a, 4.750%, 2/15/28	183,556
426,000	Shea Homes LP / Shea Homes Funding Corp., 144a, 5.875%, 4/1/23	432,258
212,000	Sonic Automotive, Inc., 6.125%, 3/15/27	186,560
874,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	786,600
543,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	504,322
1,003,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	942,820
298,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	260,750
168,000	Toll Brothers Finance Corp., 4.350%, 2/15/28	152,880
485,000	Twin River Worldwide Holdings, Inc., 144a, 6.750%, 6/1/27	363,750
1,203,000	United Rentals North America, Inc., 3.875%, 11/15/27	1,136,835
538,000	United Rentals North America, Inc., 4.000%, 7/15/30	481,510
599,000	United Rentals North America, Inc., 5.875%, 9/15/26	606,667
632,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	549,840
599,000	Wynn Macau Ltd. (Macao), 144a, 5.125%, 12/15/29	503,160
188,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144a, 5.125%, 10/1/29	171,080
		24,058,176

	Energy — 8.5%
1,281,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	356,009
1,045,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	783,750
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	682,080
577,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	530,840
795,000	Chesapeake Energy Corp., 4.875%, 4/15/22	79,500
464,000	Chesapeake Energy Corp., 5.750%, 3/15/23	45,240
171,000	Chesapeake Energy Corp., 7.000%, 10/1/24	12,825
719,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	559,022
725,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	705,070
598,000	Ensign Drilling, Inc. (Canada), 144a, 9.250%, 4/15/24	213,821
460,000	Extraction Oil & Gas, Inc., 144a, 5.625%, 2/1/26	75,900
997,000	FTS International, Inc., 6.250%, 5/1/22	346,458
797,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	557,900
717,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	520,076
506,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	354,200
225,000	Global Partners LP / GLP Finance Corp., 7.000%, 8/1/27	168,750
1,343,000	Gulfport Energy Corp., 6.375%, 5/15/25	325,677
417,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	191,820
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	158,700
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	191,400
735,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	363,178
1,161,000	Montage Resources Corp., 8.875%, 7/15/23	783,675
218,000	Nabors Industries Ltd., 144a, 7.250%, 1/15/26	74,120
255,000	Nabors Industries Ltd., 144a, 7.500%, 1/15/28	81,600
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	301,977
1,072,000	NuStar Logistics LP, 5.625%, 4/28/27	824,154
531,000	NuStar Logistics LP, 6.000%, 6/1/26	392,940
175,000	Parkland Fuel Corp. (Canada), 144a, 6.000%, 4/1/26	162,750
421,000	PDC Energy, Inc., 5.750%, 5/15/26	235,760
914,000	PDC Energy, Inc., 6.125%, 9/15/24	487,848
1,053,000	Peabody Energy Corp., 144a, 6.375%, 3/31/25	547,560
897,000	Precision Drilling Corp. (Canada), 7.750%, 12/15/23	358,800
1,379,000	Shelf Drilling Holdings Ltd. (United Arab Emirates), 144a, 8.250%, 2/15/25	659,162
655,000	SM Energy Co., 5.625%, 6/1/25	178,494
789,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	678,540
1,130,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	621,500
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	131,560
313,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	310,653
1,056,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,024,320
313,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	327,961
2,401,000	Unit Corp., 6.625%, 5/15/21	170,231
		15,575,821

	Consumer Staples — 8.3%
216,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 2/15/23	212,652
787,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	783,065
533,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.875%, 2/15/30	531,668
370,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 7.500%, 3/15/26	398,786
1,193,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	1,085,630
122,000	Beacon Roofing Supply, Inc., 144a, 4.500%, 11/15/26	112,582
808,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	729,220
723,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	686,850
788,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	774,210
1,948,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	1,714,240

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 91.5% (Continued)

	Consumer Staples — (Continued)
$929,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	$940,612
563,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	601,002
894,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	923,055
384,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 4/15/29	411,917
383,000	Kraft Heinz Foods Co., 144a, 4.875%, 2/15/25	383,861
301,000	Pilgrim's Pride Corp., 144a, 5.875%, 9/30/27	299,916
483,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	462,473
915,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	941,672
324,000	Post Holdings, Inc., 144a, 5.500%, 12/15/29	336,085
822,000	QVC, Inc., 4.750%, 2/15/27	727,078
93,000	Spectrum Brands, Inc., 144a, 5.000%, 10/1/29	79,050
1,668,000	Staples, Inc., 144a, 7.500%, 4/15/26	1,474,095
278,000	Sysco Corp., 5.650%, 4/1/25	289,415
309,000	Yum! Brands, Inc., 144a, 4.750%, 1/15/30	290,460
191,000	Yum! Brands, Inc., 144a, 7.750%, 4/1/25	200,550
		15,390,144

	Health Care — 8.0%
130,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	123,907
1,194,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,125,214
714,000	Bausch Health Americas, Inc., 144a, 8.500%, 1/31/27	746,130
878,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	831,202
933,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	919,005
738,000	Bausch Health Cos, Inc., 144a, 6.500%, 3/15/22	745,380
90,000	Bausch Health Cos, Inc. (Canada), 144a, 5.875%, 5/15/23	89,550
287,000	Bausch Health Cos, Inc. (Canada), 144a, 7.000%, 1/15/28	294,577
358,000	Centene Corp., 144a, 4.250%, 12/15/27	350,840
225,000	Centene Corp., 144a, 5.375%, 8/15/26	229,500
544,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	516,460
798,000	DaVita, Inc., 5.125%, 7/15/24	795,606
113,000	Encompass Health Corp., 4.750%, 2/1/30	110,740
74,000	Encompass Health Corp., 5.750%, 11/1/24	74,348
1,060,000	HCA, Inc., 3.500%, 9/1/30	961,644
325,000	HCA, Inc., 5.375%, 9/1/26	334,750
395,000	HCA, Inc., 5.875%, 2/15/26	415,737
228,000	HCA, Inc., 5.875%, 2/1/29	241,110
1,059,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	900,150
683,000	Horizon Therapeutics USA, Inc., 144a, 5.500%, 8/1/27	685,664
983,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	801,145
948,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	760,770
1,021,000	Select Medical Corp., 144a, 6.250%, 8/15/26	1,021,000
562,000	Teleflex, Inc., 4.875%, 6/1/26	556,380
705,000	Tenet Healthcare Corp., 5.125%, 5/1/25	673,275
238,000	Tenet Healthcare Corp., 144a, 6.250%, 2/1/27	232,050
198,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 6.750%, 3/1/28	188,595
		14,724,729

	Industrials — 7.0%
58,000	Advanced Drainage Systems, Inc., 144a, 5.000%, 9/30/27	51,620
520,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	483,600
416,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	371,280
625,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	608,072
510,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 6.000%, 2/15/25	511,428
591,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	443,250
1,622,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	1,549,010
1,232,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	1,140,302
211,000	HD Supply, Inc., 144a, 5.375%, 10/15/26	205,117
612,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	566,354
205,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	176,813
771,000	Moog, Inc., 144a, 4.250%, 12/15/27	695,827
701,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	644,920
307,000	Norbord, Inc. (Canada), 144a, 5.750%, 7/15/27	280,265
682,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	668,360
1,077,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	963,915
470,000	Sealed Air Corp., 144a, 4.000%, 12/1/27	437,147
289,000	Standard Industries, Inc./NJ, 144a, 5.375%, 11/15/24	278,885
466,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	464,253
270,000	Triumph Group, Inc., 5.250%, 6/1/22	222,750
217,000	Triumph Group, Inc., 144a, 6.250%, 9/15/24	193,414
1,036,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	1,030,820
982,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	960,200
		12,947,602

	Financials — 6.3%
180,000	Ally Financial, Inc., 5.750%, 11/20/25	176,076
645,000	Ally Financial, Inc., 8.000%, 11/1/31	730,462
175,000	Ally Financial, Inc., 8.000%, 11/1/31	202,773
294,000	Bank of America Corp., (3M LIBOR +3.898%), 6.100%(A)(B)	296,940
1,631,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings Inc. (Canada), 144a, 8.500%, 12/15/22	1,606,535
528,000	Credit Acceptance Corp., 6.625%, 3/15/26	501,442
486,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	442,260
455,000	Fairstone Financial, Inc. (Canada), 144a, 7.875%, 7/15/24	427,700
752,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	701,014
391,000	Goldman Sachs Group, Inc. (The)., Ser P, (3M LIBOR+2.874%), 5.000%(A)(B)	332,839
730,000	Navient Corp., 5.500%, 1/25/23	686,200
1,113,000	Navient Corp., 5.875%, 10/25/24	1,023,960
1,208,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,183,840
525,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 6.250%, 1/15/28	452,812
932,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	911,310
386,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	384,070
430,000	Radian Group, Inc., 4.500%, 10/1/24	423,550
457,000	Springleaf Finance Corp., 5.375%, 11/15/29	418,155
293,000	Springleaf Finance Corp., 6.125%, 3/15/24	288,623
156,000	Springleaf Finance Corp., 6.625%, 1/15/28	147,420
159,000	Springleaf Finance Corp., 6.875%, 3/15/25	160,132
172,000	Springleaf Finance Corp., 7.125%, 3/15/26	170,280
		11,668,393

	Materials — 6.1%
503,000	Alcoa Nederland Holding BV, 144a, 6.750%, 9/30/24	487,759
876,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	814,680
503,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	457,730

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 91.5% (Continued)

	Materials — (Continued)
$273,000	Arconic Corp., 144a, 6.125%, 2/15/28	$279,142
330,000	Clearwater Paper Corp., 4.500%, 2/1/23	300,300
336,000	Clearwater Paper Corp., 144a, 5.375%, 2/1/25	305,760
225,000	Commercial Metals Co., 4.875%, 5/15/23	212,063
453,000	Commercial Metals Co., 5.750%, 4/15/26	422,828
761,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	610,094
802,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	757,890
533,000	Freeport-McMoRan, Inc., 4.125%, 3/1/28	465,042
1,040,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	965,588
362,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	334,850
1,288,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	1,120,560
249,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	218,498
473,000	NOVA Chemicals Corp. (Canada), 144a, 5.250%, 8/1/23	410,649
764,000	Novelis Corp., 144a, 5.875%, 9/30/26	749,763
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	768,985
481,000	Olin Corp., 5.125%, 9/15/27	425,685
394,000	Steel Dynamics, Inc., 4.125%, 9/15/25	376,853
251,000	Steel Dynamics, Inc., 5.000%, 12/15/26	248,947
588,000	Teck Resources Ltd. (Canada), 6.250%, 7/15/41	508,274
		11,241,940

	Real Estate — 5.8%
196,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	159,030
1,087,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	989,170
1,218,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	1,148,730
455,000	ESH Hospitality, Inc. REIT, 144a, 4.625%, 10/1/27	354,900
1,677,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	1,509,300
510,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	452,064
856,000	Iron Mountain US Holdings, Inc. REIT, 144a, 5.375%, 6/1/26	864,560
463,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	434,933
968,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	956,190
845,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 4.500%, 9/1/26	701,350
570,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	547,200
496,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	486,608
202,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.500%, 5/1/24	196,445
1,362,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	1,287,996
168,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	158,340
519,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	476,183
		10,722,999

	Utilities — 4.5%
653,000	Calpine Corp., 144a, 4.500%, 2/15/28	632,920
669,000	Calpine Corp., 144a, 5.250%, 6/1/26	635,550
389,000	Clearway Energy Operating LLC, 5.000%, 9/15/26	376,357
603,000	Clearway Energy Operating LLC, 5.750%, 10/15/25	596,970
207,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	191,993
2,119,000	DPL, Inc., 144a, 4.350%, 4/15/29	2,014,161
198,000	NRG Energy, Inc., 5.750%, 1/15/28	201,960
1,188,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	864,282
409,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	398,775
975,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	881,107
1,451,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,496,344
		8,290,419

	Information Technology — 3.5%
364,000	Camelot Finance SA (Luxembourg), 144a, 4.500%, 11/1/26	353,080
671,000	CDK Global, Inc., 4.875%, 6/1/27	687,775
211,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	209,415
181,000	Match Group, Inc., 144a, 5.000%, 12/15/27	172,855
235,000	MTS Systems Corp., 144a, 5.750%, 8/15/27	217,963
460,000	NCR Corp., 144a, 5.750%, 9/1/27	418,600
862,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	810,280
676,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	709,056
277,000	Pitney Bowes, Inc., 4.625%, 5/15/22	242,846
286,000	PTC, Inc., 144a, 4.000%, 2/15/28	274,646
1,016,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	1,058,885
674,000	VeriSign, Inc., 4.750%, 7/15/27	698,534
644,000	Western Digital Corp., 4.750%, 2/15/26	653,660
		6,507,595
	Total Corporate Bonds	$169,067,916

Shares

	Short-Term Investment Fund — 2.1%
3,887,203	Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	$3,887,203

	Total Investment Securities — 93.6%
	(Cost $199,269,470)	$172,955,119

	Other Assets in
	Excess of Liabilities — 6.4%	11,895,415
	Net Assets — 100.0%	$184,850,534

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2020.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

DAC - Designated Activity Company

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $110,888,358 or 60.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone High Yield Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$169,067,916	$—	$169,067,916
Short-Term Investment Fund	3,887,203	—	—	3,887,203
Total	$3,887,203	$169,067,916	$—	$172,955,119

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Impact Bond Fund – March 31, 2020 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 29.4%

	Industrials — 9.3%
$2,698,408	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	$2,546,607
5,407	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	5,481
81,255	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	83,493
782,450	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	802,857
391,008	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	393,829
1,527,414	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,566,028
707,802	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	684,271
1,731,742	CSX Transportation, Inc., 6.251%, 1/15/23	1,897,311
444,502	Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, 8/10/22	455,434
1,485,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	1,449,699
363,346	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	390,738
2,135,000	FedEx Corp., 4.000%, 1/15/24	2,227,681
2,583,000	GATX Corp., 3.250%, 3/30/25	2,626,855
2,000,000	John Deere Capital Corp. MTN, 2.800%, 9/8/27	1,972,830
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,117,331
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,457,728
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,968,974
1,408,000	Republic Services, Inc., 5.250%, 11/15/21	1,480,804
1,855,000	SBA Tower Trust, 144a, 3.168%, 4/11/22	1,844,655
856,071	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	880,295
612,212	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	625,184
413,606	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	495,675
1,410,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,367,700
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,589,193
		29,930,653

	Financials — 7.8%
2,444,000	Aflac, Inc., 3.250%, 3/17/25	2,511,010
2,600,000	American Express Co., 2.650%, 12/2/22	2,626,993
1,657,943	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,852,945
1,950,000	KeyBank NA/Cleveland OH, 3.350%, 6/15/21	1,968,610
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,513,847
1,380,000	Nationwide Financial Services, Inc., 144a, 5.375%, 3/25/21	1,395,823
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,106,397
1,541,000	PNC Bank NA, 2.500%, 1/22/21	1,544,058
1,404,000	Progressive Corp.(The), 4.200%, 3/15/48	1,579,179
2,040,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	1,896,239
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,484,188
792,000	Unum Group, 7.250%, 3/15/28	982,019
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 3.500%, 10/15/68(A)(B)	1,490,000
2,000,000	Wachovia Capital Trust III, (3M LIBOR +0.930%), 5.570%, 3/15/69(A)(B)	1,940,000
		24,891,308

	Utilities — 5.7%
1,623,000	California Water Service Co., 5.500%, 12/1/40	2,000,179
1,598,000	Commonwealth Edison Co., 5.900%, 3/15/36	1,889,149
1,983,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,398,234
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,840,549
2,382,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,565,085
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,612,112
147,913	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	152,707
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR+2.068%), 3.501%, 10/1/66(A)	1,423,020
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,247,031
		18,128,066

	Health Care — 1.5%
2,363,556	CVS Pass-Through Trust, 6.036%, 12/10/28	2,564,883
2,105,000	HCA, Inc., 5.250%, 4/15/25	2,207,664
		4,772,547

	Consumer Discretionary — 1.4%
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,133,658
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,089,000
1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	942,376
466,000	Service Corp. International, 5.375%, 5/15/24	474,155
		4,639,189

	Energy — 1.4%
592,000	Spectra Energy Partners LP, 3.500%, 3/15/25	552,078
2,482,000	Tennessee Valley Authority, 4.650%, 6/15/35	3,317,750
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	638,848
		4,508,676

	Real Estate — 0.9%
1,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,464,154
1,500,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	1,553,878
		3,018,032

	Consumer Staples — 0.9%
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,603,060
1,000,000	Kroger Co.(The), 4.500%, 1/15/29†	1,117,229
		2,720,289

	Communication Services — 0.5%
1,250,000	Verizon Communications, Inc., 5.012%, 4/15/49	1,679,802
	Total Corporate Bonds	$94,288,562

	U.S. Government Agency Obligations — 26.6%
1,256,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,509,143
1,161,436	Helios Leasing I LLC, 1.734%, 7/24/24	1,173,837
1,111,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,300,546
876,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	896,224
2,057,053	Reliance Industries Ltd. (India), 1.870%, 1/15/26	2,070,048
33,964	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	34,995
14,200	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	14,618
59,160	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	61,472
122,184	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	128,481
101,099	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	107,138
173,971	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	187,335

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 26.6% (Continued)
$226,684	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	$242,451
389,311	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	414,845
318,025	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	339,218
476,534	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	512,354
270,605	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	291,627
818,475	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	873,287
254,813	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	274,240
462,364	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	511,525
820,269	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	874,761
506,581	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	542,727
572,535	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	608,256
323,074	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	350,024
1,057,493	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	1,106,946
1,674,557	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,791,882
3,119,986	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	3,225,301
355,378	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	356,564
5,778,026	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	5,835,969
5,089,647	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	5,101,473
1,960,729	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,036,577
1,902,860	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,970,497
2,992,932	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	3,069,179
2,296,701	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,358,728
3,071,449	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	3,154,740
2,720,494	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,826,384
2,803,342	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,858,960
4,452,933	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	4,616,133
4,489,991	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	4,640,909
5,155,970	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	5,295,308
2,908,343	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	3,003,390
3,827,574	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	4,011,207
2,441,658	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,624,191
2,439,764	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,586,229
2,639,983	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,823,057
3,054,730	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	3,211,528
1,115,547	Tagua Leasing LLC, 1.581%, 11/16/24	1,123,626
778,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	942,501
1,170,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,456,245
	Total U.S. Government Agency Obligations	$85,346,676

	Agency Collateralized Mortgage Obligations — 17.4%
2,790,244	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03 Class A1, 2.617%, 12/25/26	2,973,996
3,140,220	FNMA REMIC, Ser 2019-M6, Class A1, 3.300%, 8/1/28	3,377,913
3,192,146	Freddie Mac Multifamily Structured Pass Through Certificates, Ser KG01, Class A7, 2.875%, 4/25/26	3,525,822
3,530,000	Freddie Mac Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,906,842
1,500,000	FREMF Mortgage Trust, Ser 2011-K16, Class B, 144a, 4.606%, 11/25/46(A)(C)	1,490,305
1,020,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.024%, 5/25/45(A)(C)	1,018,981
3,000,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.656%, 10/25/45(A)(C)	2,970,352
1,300,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.556%, 6/25/45(A)(C)	1,274,033
1,578,000	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a,3.952%, 8/25/47(A)(C)	1,575,656
1,537,763	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 2.431%, 11/25/35(A)	1,546,795
1,016,845	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(A)(C)	1,016,438
1,701,898	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(C)	1,780,279
2,755,447	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(C)	2,919,193
2,384,152	GNMA, Ser 2011-142, Class B, 3.480%, 2/16/44(A)(C)	2,418,314
1,864,559	GNMA, Ser 2012-1, Class C, 3.310%, 11/16/49	1,900,605
2,975,000	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(C)	3,087,330
1,183,510	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	1,189,674
3,365,398	GNMA, Ser 2013-121, Class AB, 2.134%, 8/16/44(A)	3,407,927
862,644	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	855,619
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(C)	2,600,331
3,023,039	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	3,075,157
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(C)	3,579,245
2,484,452	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	2,523,995
1,653,210	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 2.162%, 5/20/67(A)	1,624,847
	Total Agency Collateralized Mortgage Obligations	$55,639,649

	U.S. Government Mortgage-Backed Obligations — 9.3%
1,358,727	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,566,204

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 9.3% (Continued)
$189,759	FNMA, Pool #465711, 4.680%, 8/1/28	$223,906
1,432,448	FNMA, Pool #469616, 3.500%, 11/1/21	1,469,427
100,847	FNMA, Pool #874210, 5.260%, 1/1/25	106,908
796,050	FNMA, Pool #888829, 5.890%, 6/1/37(A)	1,011,516
173,509	FNMA, Pool #AE0446, 4.123%, 9/1/20(A)	174,469
1,360,332	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,490,488
1,658,680	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,693,751
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,593,747
2,910,698	FNMA, Pool #AN5183, 3.250%, 4/1/27	3,257,201
3,810,450	FNMA, Pool #AS8650, 3.000%, 1/1/47	4,016,481
605,962	FNMA, Pool #AT0924, 2.000%, 3/1/28	623,925
1,489,599	FNMA, Pool #BC0153, 4.000%, 1/1/46	1,609,970
3,690,351	FNMA, Pool #BE3695, 3.500%, 6/1/47	3,908,437
4,963,946	FNMA, Pool #MA3937, 3.000%, 2/1/50	5,202,484
	Total U.S. Government Mortgage-Backed Obligations	$29,948,914

	Municipal Bonds — 7.6%

	California — 1.9%
1,000,000	California Health Facilities Financing Authority Revenue, Txbl Senior No Place Like Home, 2.704%, 6/1/30	995,620
581,790	California HFA Residential Mortgage Revenue, Ser A, 2.900%, 2/1/42	587,032
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	2,076,989
1,710,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,406,210
		6,065,851

	Florida — 0.3%
948,568	Florida State HFC Revenue, Homeownership Mortgage Special Project, 2.800%, 7/1/41	955,218

	Indiana — 0.5%
1,200,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, Ser B, 6.116%, 1/15/40	1,666,176

	Louisiana — 0.4%
1,378,661	Louisiana State Housing Corp., Revenue, 2.875%, 11/1/38	1,390,394

	Missouri — 0.2%
565,000	Missouri State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	568,678

	New York — 1.0%
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,737,022
1,135,000	Port Authority of New York and New Jersey, Txbl Cons Ser 181, 4.960%, 8/1/46	1,408,626
		3,145,648

	Ohio — 0.4%
1,410,000	Ohio State HFA, Revenue, Ser 1, 2.650%, 11/1/41	1,419,179

	Texas — 2.0%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, Ser B, 5.999%, 12/1/44	2,557,225
540,000	Texas State Department of Housing & Community Affairs, Revenue, Ser A, 2.800%, 3/1/36	543,785
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, Ser B, 5.178%, 4/1/30	3,177,953
		6,278,963

	Virginia — 0.2%
788,824	Virginia State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	795,048

	Washington — 0.7%
1,515,000	State of Washington, Build America Bonds, Ser D, UTGO, 5.481%, 8/1/39	2,107,607
	Total Municipal Bonds	$24,392,762

	U.S. Treasury Obligations — 4.6%
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43(D)	7,629,455
5,379,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/45(D)	3,800,188
4,862,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/48(D)	3,259,661
	Total U.S. Treasury Obligations	$14,689,304

	Asset-Backed Securities — 1.4%
1,151,109	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,189,225
1,058,707	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,065,682
1,360,530	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,368,330
826,391	JCP&L Transition Funding II LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	838,326
	Total Asset-Backed Securities	$4,461,563

	Non-Agency Collateralized Mortgage Obligation — 0.8%
2,415,682	Virginia Housing Development Authority, Ser 2019-A, Class A, 2.950%, 10/25/49	$2,439,863

	Commercial Mortgage-Backed Security — 0.1%
337,584	CD Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	$190,461

Shares

	Short-Term Investment Funds — 3.0%
8,414,054	Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	8,414,054
1,101,375	Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	1,101,375
	Total Short-Term Investment Funds	$9,515,429

	Total Investment Securities — 100.2%
	(Cost $310,098,530)	$320,913,183

	Liabilities in Excess of Other
	Assets — (0.2%)	(724,056)
	Net Assets — 100.0%	$320,189,127

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2020.

(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

**	Represents collateral for securities loaned.

Touchstone Impact Bond Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $1,106,057.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Freddie Mac Multifamily Securitization

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $20,201,330 or 6.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$94,288,562	$—	$94,288,562
U.S. Government Agency Obligations	—	85,346,676	—	85,346,676
Agency Collateralized Mortgage Obligations	—	55,639,649	—	55,639,649
U.S. Government Mortgage-Backed Obligations	—	29,948,914	—	29,948,914
Municipal Bonds	—	24,392,762	—	24,392,762
U.S. Treasury Obligations	—	14,689,304	—	14,689,304
Asset-Backed Securities	—	4,461,563	—	4,461,563
Non-Agency Collateralized Mortgage Obligation	—	2,439,863	—	2,439,863
Commercial Mortgage-Backed Security	—	190,461	—	190,461
Short-Term Investment Funds	9,515,429	—	—	9,515,429
Total	$9,515,429	$311,397,754	$—	$320,913,183

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone International ESG Equity Fund – March 31, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.4%

Japan — 21.4%

Communication Services — 4.6%
KDDI Corp.	30,300	$895,019
Nintendo Co. Ltd.	600	233,192

Consumer Discretionary — 3.5%
Sony Corp.	14,200	841,117

Health Care — 1.2%
Eisai Co. Ltd.	4,000	292,590

Industrials — 4.4%
Amada Holdings Co. Ltd.	30,300	237,489
Kinden Corp.	18,200	267,803
Kubota Corp.	23,400	300,647
Mitsubishi Electric Corp.	21,600	263,870

Information Technology — 3.5%
Kyocera Corp.	12,100	714,031
Tokyo Electron Ltd.	700	130,461

Materials — 1.3%
Toray Industries, Inc.	72,700	314,684

Utilities — 2.9%
Tokyo Gas Co. Ltd.	30,000	706,898
Total Japan		5,197,801

Germany — 12.7%

Consumer Discretionary — 1.5%
Continental AG	5,126	365,475

Industrials — 4.0%
Deutsche Post AG	25,349	679,572
KION Group AG	6,758	290,850

Materials — 2.1%
HeidelbergCement AG	12,086	516,351

Real Estate — 5.1%
Vonovia SE	25,024	1,238,090
Total Germany		3,090,338

United Kingdom — 10.3%

Consumer Staples — 2.0%
Reckitt Benckiser Group PLC	6,328	482,039

Financials — 2.5%
Lloyds Banking Group PLC	1,578,832	617,248

Health Care — 4.6%
GlaxoSmithKline PLC ADR	29,237	1,107,790

Utilities — 1.2%
Pennon Group PLC	21,819	294,185
Total United Kingdom		2,501,262

Switzerland — 9.9%

Health Care — 7.7%
Alcon, Inc.*	14,606	748,276
Novartis AG	13,436	1,114,665

Industrials — 2.2%
ABB Ltd. ADR	31,415	542,223
Total Switzerland		2,405,164

France — 9.3%

Communication Services — 1.1%
Ubisoft Entertainment SA*	3,592	262,543

Energy — 2.7%
TOTAL SA ADR	17,343	645,853

Industrials — 5.5%
Cie de Saint-Gobain	21,972	527,228
Schneider Electric SE	9,624	813,449
Total France		2,249,073

Canada — 6.6%

Financials — 4.1%
Intact Financial Corp.	11,509	994,699

Materials — 2.5%
Agnico Eagle Mines Ltd.	15,533	618,058
Total Canada		1,612,757

China — 5.7%

Communication Services — 4.0%
Tencent Holdings Ltd.	19,500	963,838

Consumer Discretionary — 1.7%
Shenzhou International Group Holdings Ltd.	40,400	423,799
Total China		1,387,637

Taiwan — 4.2%

Information Technology — 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,307	1,018,261

Sweden — 4.1%

Financials — 2.0%
Swedbank AB - Class A	44,751	493,569

Industrials — 2.1%
Epiroc AB - Class A	51,225	506,179
Total Sweden		999,748

Italy — 3.7%

Utilities — 3.7%
Enel SpA	131,069	904,094

South Korea — 2.4%

Communication Services — 1.2%
KT Corp. ADR*	36,501	283,978

Information Technology — 1.2%
Samsung SDI Co. Ltd.	1,513	294,567
Total South Korea		578,545

Hong Kong — 1.9%

Financials — 1.9%
AIA Group Ltd.	52,600	471,014

Denmark — 1.9%

Materials — 1.9%
Novozymes A/S - Class B	10,331	463,416

India — 1.2%

Financials — 1.2%
ICICI Bank Ltd. ADR	33,170	281,945

Indonesia — 1.1%

Financials — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	1,384,100	253,851
Total Common Stocks		$23,414,906

Exchange-Traded Funds — 1.0%

United States — 1.0%
iShares Core MSCI EAFE ETF	3,635	181,350
iShares Core MSCI Emerging Markets ETF	1,454	58,843
Total Exchange-Traded Funds		$240,193

Touchstone International ESG Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Fund — 2.2%
Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	533,775	$533,775

Total Investment Securities —99.6%
(Cost $26,328,270)		$24,188,874

Other Assets in Excess of Liabilities — 0.4%		97,521

Net Assets — 100.0%		$24,286,395

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$300,647	$4,897,154	$—	$5,197,801
Germany	1,238,090	1,852,248	—	3,090,338
United Kingdom	1,401,975	1,099,287	—	2,501,262
Switzerland	1,656,888	748,276	—	2,405,164
France	645,853	1,603,220	—	2,249,073
Canada	1,612,757	—	—	1,612,757
China	—	1,387,637	—	1,387,637
Taiwan	1,018,261	—	—	1,018,261
Sweden	—	999,748	—	999,748
Italy	—	904,094	—	904,094
South Korea	283,978	294,567	—	578,545
Hong Kong	—	471,014	—	471,014
Denmark	—	463,416	—	463,416
India	281,945	—	—	281,945
Indonesia	—	253,851	—	253,851
Exchange-Traded Funds	240,193	—	—	240,193
Short-Term Investment Fund	533,775	—	—	533,775
Total	$9,214,362	$14,974,512	$—	$24,188,874

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.6%
Information Technology — 24.4%
Amphenol Corp. - Class A	1,080,088	$78,716,813
Black Knight, Inc.*	1,377,760	79,992,746
CDK Global, Inc.	1,047,359	34,405,743
Citrix Systems, Inc.	1,091,682	154,527,587
Entegris, Inc.	2,538,119	113,631,588
Skyworks Solutions, Inc.	1,004,342	89,768,088
		551,042,565

Industrials — 23.2%
Allison Transmission Holdings, Inc.	1,858,352	60,600,859
Armstrong World Industries, Inc.	1,309,373	103,990,404
Cintas Corp.	439,837	76,188,565
Copart, Inc.*	1,279,539	87,674,012
HD Supply Holdings, Inc.*	2,120,028	60,272,396
Old Dominion Freight Line, Inc.	749,270	98,349,180
Sensata Technologies Holding PLC*	1,300,705	37,629,396
		524,704,812

Financials — 11.5%
Alleghany Corp.	153,181	84,609,525
M&T Bank Corp.	709,670	73,401,168
Moelis & Co. - Class A	2,378,077	66,823,964
T Rowe Price Group, Inc.	355,071	34,672,683
		259,507,340

Materials — 10.8%
AXAlta Coating Systems Ltd.*	2,186,776	37,765,622
Ball Corp.	663,257	42,886,198
NewMarket Corp.	196,927	75,397,440
Vulcan Materials Co.	822,278	88,863,583
		244,912,843

Consumer Staples — 9.3%
Brown-Forman Corp. - Class B	1,395,534	77,466,092
Lamb Weston Holdings, Inc.	877,481	50,104,165
Post Holdings, Inc.*	1,007,154	83,563,567
		211,133,824

Consumer Discretionary — 8.3%
CarMax, Inc.*	1,156,755	62,268,122
Dollar Tree, Inc.*	972,645	71,460,228
Hasbro, Inc.	743,842	53,221,895
		186,950,245

Health Care — 3.7%
Perrigo Co. PLC	1,739,779	83,665,972

Communication Services — 2.3%
Fox Corp. - Class A	2,197,473	51,926,287

Real Estate — 2.1%
STORE Capital Corp. REIT	2,673,438	48,442,697
Total Common Stocks		$2,162,286,585

Short-Term Investment Fund — 7.4%
Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	166,932,007	$166,932,007

Total Investment Securities —103.0%
(Cost $2,556,934,140)		$2,329,218,592

Liabilities in Excess of Other Assets — (3.0%)		(67,504,602)

Net Assets — 100.0%		$2,261,713,990

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,162,286,585	$—	$—	$2,162,286,585
Short-Term Investment Fund	166,932,007	—	—	166,932,007
Total	$2,329,218,592	$—	$—	$2,329,218,592

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%
Utilities — 13.2%
CenterPoint Energy, Inc.	354,295	$5,473,858
DTE Energy Co.	121,280	11,517,962
Entergy Corp.	162,396	15,260,352
Evergy, Inc.	259,405	14,280,245
NiSource, Inc.	623,245	15,562,428
Pinnacle West Capital Corp.	105,559	8,000,317
Spire, Inc.	127,931	9,528,301
		79,623,463

Health Care — 12.9%
AmerisourceBergen Corp.	63,447	5,615,059
Centene Corp.*	262,774	15,611,403
Charles River Laboratories International, Inc.*	54,464	6,873,901
DENTSPLY SIRONA, Inc.	239,753	9,309,609
Encompass Health Corp.	209,994	13,445,916
Envista Holdings Corp.*	633,786	9,468,763
Quest Diagnostics, Inc.	120,719	9,693,736
Zimmer Biomet Holdings, Inc.	76,954	7,778,510
		77,796,897

Financials — 12.8%
AGNC Investment Corp., REIT	674,340	7,134,517
Allstate Corp. (The)	132,510	12,155,142
Ameriprise Financial, Inc.	97,698	10,012,091
Hartford Financial Services Group, Inc. (The)	222,347	7,835,508
M&T Bank Corp.	46,042	4,762,124
PacWest Bancorp	235,823	4,225,948
Pinnacle Financial Partners, Inc.	196,519	7,377,323
Reinsurance Group of America, Inc.	99,382	8,362,002
Signature Bank	116,227	9,343,489
Sterling Bancorp.	611,454	6,389,694
		77,597,838

Consumer Staples — 12.0%
Constellation Brands, Inc. - Class A	56,710	8,129,946
Darling Ingredients, Inc.*	816,957	15,661,066
Hain Celestial Group, Inc. (The)*	361,033	9,376,027
Ingredion, Inc.	77,485	5,850,117
Kroger Co. (The)	239,191	7,204,433
TreeHouse Foods, Inc.*	372,824	16,460,180
Tyson Foods, Inc. - Class A	176,867	10,235,293
		72,917,062

Industrials — 10.4%
Aercap Holdings N.V. (Ireland)*	224,031	5,105,666
Clean Harbors, Inc.*	191,109	9,811,536
Dover Corp.	78,608	6,598,356
Hexcel Corp.	156,654	5,825,962
Huntington Ingalls Industries, Inc.	32,050	5,839,830
Parker-Hannifin Corp.	41,550	5,390,281
Regal-Beloit Corp.	154,969	9,755,299
Snap-on, Inc.	66,255	7,209,869
Stericycle, Inc.*	157,776	7,664,758
		63,201,557

Consumer Discretionary — 9.4%
BorgWarner, Inc.	211,117	5,144,921
Carter's, Inc.	100,505	6,606,194
Dollar General Corp.	57,833	8,733,361
Dollar Tree, Inc.*	111,173	8,167,880
Hasbro, Inc.	109,779	7,854,688
LKQ Corp.*	649,635	13,324,014
Newell Brands, Inc.	521,617	6,927,074
		56,758,132

Real Estate — 9.0%
Alexandria Real Estate Equities, Inc., REIT	104,436	14,313,998
American Campus Communities, Inc., REIT	275,126	7,634,746
Digital Realty Trust, Inc., REIT	65,693	9,125,415
Equinix, Inc., REIT	13,476	8,416,705
Host Hotels & Resorts, Inc., REIT	486,244	5,368,134
Mid-America Apartment Communities, Inc., REIT	94,329	9,718,717
		54,577,715

Information Technology — 8.9%
Leidos Holdings, Inc.	133,071	12,195,957
MACOM Technology Solutions Holdings, Inc.*	628,299	11,893,700
PTC, Inc.*	176,305	10,791,629
Qorvo, Inc.*	108,928	8,782,865
Synopsys, Inc.*	81,415	10,485,438
		54,149,589

Materials — 8.1%
Berry Global Group, Inc.*	248,737	8,384,924
FMC Corp.	175,744	14,356,527
Livent Corp.*	754,632	3,961,818
Olin Corp.	340,820	3,977,370
RPM International, Inc.	110,612	6,581,414
Scotts Miracle-Gro Co. (The)	52,779	5,404,570
Valvoline, Inc.	464,907	6,085,633
		48,752,256

Energy — 1.7%
Cimarex Energy Co.	143,739	2,419,127
Diamondback Energy, Inc.	143,178	3,751,264
Pioneer Natural Resources Co.	62,325	4,372,099
		10,542,490
Total Common Stocks		$595,916,999

Short-Term Investment Fund — 2.4%
Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	14,505,946	$14,505,946

Total Investment Securities —100.8%
(Cost $663,194,142)		$610,422,945
Liabilities in Excess of Other Assets — (0.8%)		(4,764,491)

Net Assets — 100.0%		$605,658,454

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$595,916,999	$—	$—	$595,916,999
Short-Term Investment Fund	14,505,946	—	—	14,505,946
Total	$610,422,945	$—	$—	$610,422,945

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.5%
Information Technology — 34.6%
Adobe, Inc.*	227,512	$72,403,419
Atlassian Corp. PLC (Australia) - Class A*	208,891	28,672,379
Intuit, Inc.	257,141	59,142,430
Microsoft Corp.	387,007	61,034,874
salesforce.com, Inc.*	174,407	25,111,120
ServiceNow, Inc.*	319,473	91,554,572
Square, Inc. - Class A*	497,902	26,080,107
Twilio, Inc. - Class A*	284,761	25,483,262
Visa, Inc. - Class A	706,192	113,781,655
		503,263,818

Communication Services — 27.2%
Activision Blizzard, Inc.	421,673	25,081,110
Alphabet, Inc. - Class A*	55,104	64,028,093
Facebook, Inc. - Class A*	324,294	54,092,239
Match Group, Inc.*†	1,101,572	72,747,815
Netflix, Inc.*	353,792	132,848,896
Sea Ltd. (Singapore) ADR*	761,432	33,739,052
Zillow Group, Inc. - Class C*	382,744	13,786,439
		396,323,644

Health Care — 13.9%
Align Technology, Inc.*	139,313	24,233,496
DexCom, Inc.*	48,543	13,071,173
Edwards Lifesciences Corp.*	171,013	32,256,472
Illumina, Inc.*	151,184	41,291,374
Mirati Therapeutics, Inc.*	204,356	15,708,846
Sarepta Therapeutics, Inc.*	195,633	19,136,820
Zoetis, Inc.	481,715	56,693,038
		202,391,219

Consumer Discretionary — 12.9%
Alibaba Group Holding Ltd. (China) ADR*	180,831	35,168,013
Amazon.com, Inc.*	66,521	129,697,324
Floor & Decor Holdings, Inc. - Class A*	701,065	22,497,176
		187,362,513

Industrials — 5.6%
CoStar Group, Inc.*	98,510	57,846,057
Uber Technologies, Inc.*	872,852	24,370,028
		82,216,085

Consumer Staples — 2.3%
Monster Beverage Corp.*	584,538	32,886,108
Total Common Stocks		$1,404,443,387

Short-Term Investment Funds — 7.3%
Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	36,747,500	$36,747,500
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	70,027,174	70,027,174
Total Short-Term Investment Funds		$106,774,674

Total Investment Securities —103.8%
(Cost $954,305,544)		$1,511,218,061

Liabilities in Excess of Other Assets — (3.8%)		(54,835,370)

Net Assets — 100.0%		$1,456,382,691

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $67,967,840.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,404,443,387	$—	$—	$1,404,443,387
Short-Term Investment Funds	106,774,674	—	—	106,774,674
Total	$1,511,218,061	$—	$—	$1,511,218,061

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Small Cap Fund – March 31, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.9%
Industrials — 26.2%
Armstrong World Industries, Inc.	34,338	$2,727,124
GATX Corp.	38,122	2,384,912
Kaman Corp.	48,844	1,879,029
Landstar System, Inc.	38,879	3,726,941
Masonite International Corp.*	33,749	1,601,390
Matson, Inc.	46,449	1,422,268
UniFirst Corp.	12,176	1,839,672
		15,581,336

Financials — 16.3%
Atlantic Union Bankshares Corp.	70,059	1,534,292
Eaton Vance Corp.	44,619	1,438,963
MBIA, Inc.*	139,881	998,750
Moelis & Co. - Class A	82,276	2,311,956
White Mountains Insurance Group Ltd.	3,757	3,418,870
		9,702,831

Materials — 13.6%
GCP Applied Technologies, Inc.*	98,171	1,747,444
Ingevity Corp.*	53,486	1,882,707
NewMarket Corp.	10,000	3,828,700
Tredegar Corp.	41,554	649,489
		8,108,340

Consumer Discretionary — 13.6%
Churchill Downs, Inc.	28,479	2,931,913
Graham Holdings Co. - Class B	3,687	1,257,894
Penske Automotive Group, Inc.	61,643	1,726,004
Tempur Sealy International, Inc.*	49,985	2,184,844
		8,100,655

Real Estate — 10.2%
Alexander & Baldwin, Inc. REIT	121,133	1,359,112
First Industrial Realty Trust, Inc. REIT	94,645	3,145,054
STORE Capital Corp. REIT	61,751	1,118,928
Tejon Ranch Co.*	32,089	451,171
		6,074,265

Health Care — 4.8%
Bruker Corp.	37,863	1,357,767
LivaNova PLC*	32,990	1,492,798
		2,850,565

Information Technology — 4.7%
Entegris, Inc.	62,447	2,795,752

Consumer Staples — 4.3%
Energizer Holdings, Inc.	33,843	1,023,751
PriceSmart, Inc.	28,986	1,523,214
		2,546,965

Energy — 2.2%
Dril-Quip, Inc.*	42,861	$1,307,261
Total Common Stocks		57,067,970

Short-Term Investment Fund — 4.1%
Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	2,428,151	$2,428,151

Total Investment Securities —100.0%
(Cost $57,951,867)		$59,496,121

Liabilities in Excess of Other Assets — (0.0%)		(16,303)

Net Assets — 100.0%		$59,479,818

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviation:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$57,067,970	$—	$—	$57,067,970
Short-Term Investment Fund	2,428,151	—	—	2,428,151
Total	$59,496,121	$—	$—	$59,496,121

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2020 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%
Industrials — 17.8%
Altra Industrial Motion Corp.	25,064	$438,369
BWX Technologies, Inc.	23,315	1,135,674
CIRCOR International, Inc.*	17,656	205,339
Clean Harbors, Inc.*	18,015	924,890
EMCOR Group, Inc.	7,505	460,207
Enerpac Tool Group Corp.	27,359	452,791
EnPro Industries, Inc.	13,964	552,695
Generac Holdings, Inc.*	5,567	518,677
Harsco Corp.*	49,075	342,053
Hexcel Corp.	15,504	576,594
Hillenbrand, Inc.	13,599	259,877
Huron Consulting Group, Inc.*	22,392	1,015,701
ITT, Inc.	23,222	1,053,350
Kelly Services, Inc. - Class A	25,161	319,293
Korn/Ferry International	24,696	600,606
Masonite International Corp.*	9,812	465,579
Regal Beloit Corp.	13,172	829,177
SPX FLOW, Inc.*	10,477	297,756
Standex International Corp.	13,795	676,231
Team, Inc.*	74,464	484,016
		11,608,875

Financials — 15.7%
Banc of California, Inc.	22,170	177,360
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	42,589	725,291
BankUnited, Inc.	47,050	879,835
First Horizon National Corp.	72,857	587,227
FNB Corp.	162,981	1,201,170
Hanover Insurance Group, Inc. (The)	4,191	379,621
IBERIABANK Corp.	23,369	845,023
Kemper Corp.	12,924	961,158
MGIC Investment Corp.	90,648	575,615
Pinnacle Financial Partners, Inc.	8,395	315,148
ProAssurance Corp.	35,628	890,700
Sterling Bancorp.	107,224	1,120,491
Umpqua Holdings Corp.	49,678	541,490
Univest Financial Corp.	42,318	690,630
Western Alliance Bancorp	10,552	322,997
		10,213,756

Consumer Staples — 13.9%
BJ's Wholesale Club Holdings, Inc.*	43,961	1,119,687
Cal-Maine Foods, Inc.	22,422	986,120
Darling Ingredients, Inc.*	89,927	1,723,901
Hain Celestial Group, Inc. (The)*	41,951	1,089,467
Hostess Brands, Inc.*	86,572	922,858
Sanderson Farms, Inc.	7,671	945,988
Spectrum Brands Holdings, Inc.	12,145	441,714
TreeHouse Foods, Inc.*	41,046	1,812,181
		9,041,916

Information Technology — 13.6%
Belden, Inc.	11,536	416,219
CACI International, Inc. - Class A*	7,703	1,626,488
ExlService Holdings, Inc.*	22,891	1,191,019
MACOM Technology Solutions Holdings, Inc.*	74,202	1,404,644
ManTech International Corp. - Class A	20,572	1,494,967
Semtech Corp.*	9,852	369,450
Viavi Solutions, Inc.*	108,047	1,211,207
Virtusa Corp.*	40,093	1,138,641
		8,852,635

Utilities — 7.8%
Black Hills Corp.	11,298	723,411
Hawaiian Electric Industries, Inc.	13,018	560,425
IDACORP, Inc.	11,776	1,033,815
Portland General Electric Co.	36,198	1,735,332
Spire, Inc.	13,982	1,041,379
		5,094,362

Materials — 7.8%
Cabot Corp.	8,978	234,505
HB Fuller Co.	17,106	477,771
Ingevity Corp.*	8,991	316,483
Livent Corp.*	83,573	438,758
O-I Glass, Inc.	51,315	364,850
Olin Corp.	42,804	499,523
Sensient Technologies Corp.	13,300	578,683
Silgan Holdings, Inc.	24,428	708,901
Valvoline, Inc.	54,002	706,886
WR Grace & Co.	20,374	725,314
		5,051,674

Consumer Discretionary — 6.8%
Callaway Golf Co.	44,764	457,488
Carter's, Inc.	9,974	655,591
Murphy USA, Inc.*	20,033	1,689,984
Oxford Industries, Inc.	9,444	342,439
Steven Madden Ltd.	15,780	366,569
Texas Roadhouse, Inc.	7,727	319,125
Vista Outdoor, Inc.*	68,015	598,532
		4,429,728

Real Estate — 5.6%
Blackstone Mortgage Trust, Inc. - Class A REIT	48,268	898,750
Columbia Property Trust, Inc. REIT	65,136	814,200
Corporate Office Properties Trust REIT	43,452	961,593
Dynex Capital, Inc. REIT	32,704	341,430
Lexington Realty Trust REIT	63,462	630,178
		3,646,151

Health Care — 4.6%
Envista Holdings Corp.*	70,381	1,051,492
Integra LifeSciences Holdings Corp.*	11,686	522,014
NuVasive, Inc.*	4,520	228,983
Prestige Consumer Healthcare, Inc.*	32,845	1,204,755
		3,007,244

Communication Services — 2.8%
Cogent Communications Holdings, Inc.	13,519	1,108,152
Nexstar Media Group, Inc. - Class A	12,612	728,091
		1,836,243

Energy — 0.9%
Callon Petroleum Co.*	198,148	108,565
DMC Global, Inc.	13,454	309,577
PDC Energy, Inc.*	9,019	56,008
Select Energy Services, Inc. - Class A*	37,465	121,012
		595,162
Total Common Stocks		$63,377,746

Exchange-Traded Fund — 1.8%
iShares Russell 2000 Value ETF	14,208	$1,165,482

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Fund — 1.5%
Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	947,556	$947,556

Total Investment Securities —100.6%
(Cost $84,395,016)		$65,490,784

Liabilities in Excess of Other Assets — (0.6%)		(370,343)

Net Assets — 100.0%		$65,120,441

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$63,377,746	$—	$—	$63,377,746
Exchange-Traded Fund	1,165,482	—	—	1,165,482
Short-Term Investment Fund	947,556	—	—	947,556
Total	$65,490,784	$—	$—	$65,490,784

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2020 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 39.3%
$2,242,921	Accredited Mortgage Loan Trust, Ser 2005-1, Class M1, (1M LIBOR +0.705%), 1.652% 4/25/35(A)	$2,199,058
5,490,000	ALM XVI Ltd./ALM XVI LLC (Cayman Islands), Ser 2015-16A, Class AAR2, 144a, (3M LIBOR +0.900%), 2.731% 7/15/27(A)	5,339,596
4,171,307	American Credit Acceptance Receivables Trust, Ser 2016-4, Class D, 144a, 4.110% 4/12/23	4,163,078
2,998,721	American Credit Acceptance Receivables Trust, Ser 2017-1, Class D, 144a, 3.540% 3/13/23	2,988,738
332,983	American Credit Acceptance Receivables Trust, Ser 2017-4, Class C, 144a, 2.940% 1/10/24	330,711
328,659	American Credit Acceptance Receivables Trust, Ser 2018-2, Class C, 144a, 3.700% 7/10/24	323,377
7,040,000	Ascentium Equipment Receivables Trust, Ser 2018-1A, Class B, 144a, 3.460% 11/13/23	7,066,761
2,128,521	Ascentium Equipment Receivables Trust, Ser 2019-2A, Class A1, 144a, 2.150% 11/10/20	2,122,210
2,513,200	Avid Automobile Receivables Trust, Ser 2019-1, Class A, 144a, 2.620% 2/15/24	2,454,402
1,500,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class C, 144a, 3.930% 12/20/21	1,481,366
2,465,832	BCC Funding Corp. XVI LLC, Ser 2019-1A, Class A1, 144a, 2.300% 10/20/20	2,405,090
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (1M LIBOR +1.800%), 2.412% 2/16/37(A)	5,367,721
1,328,316	Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Class 1M1, (1M LIBOR +0.650%), 1.597% 3/25/35(A)	1,296,738
10,900,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 1.755% 9/15/35(A)	10,055,953
5,133,437	Carvana Auto Receivables Trust, Ser 2019-3A, Class A2, 144a, 2.420% 4/15/22	5,031,024
299,823	CCG Receivables Trust, Ser 2017-1, Class A2, 144a, 1.840% 11/14/23	299,607
7,590,000	Cedar Funding II CLO Ltd. (Cayman Islands), Ser 2013-1A, Class AFR, 144a, 3.020% 6/9/30	7,567,238
4,750,000	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 2.619% 1/20/28(A)	4,554,656
763,602	Conn's Receivables Funding, Ser 2018-A, Class A, 144a, 3.250% 1/15/23	745,515
2,095,810	Conn's Receivables Funding, Ser 2019-B, Class A, 144a, 2.660% 6/17/24	1,986,043
2,716,405	CPS Auto Receivables Trust, Ser 2014-D, Class D, 144a, 5.330% 11/16/20	2,714,242
6,770,000	CPS Auto Receivables Trust, Ser 2015-A, Class D, 144a, 5.600% 2/16/21	6,771,661
12,629,300	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2I, 144a, (3M LIBOR +1.250%), 3.044% 7/25/47(A)	11,819,383
4,267,845	Drive Auto Receivables Trust, Ser 2016-BA, Class D, 144a, 4.530% 8/15/23	4,276,005
9,461,795	Drive Auto Receivables Trust, Ser 2017-3, Class D, 144a, 3.530% 12/15/23	9,461,993
12,868,000	Drive Auto Receivables Trust, Ser 2017-BA, Class E, 144a, 5.300% 7/15/24	12,953,271
95,019	Drive Auto Receivables Trust, Ser 2018-4, Class B, 3.360% 10/17/22	95,031
4,935,633	DT Auto Owner Trust, Ser 2016-3A, Class D, 144a, 4.520% 6/15/23	4,933,424
2,717,091	DT Auto Owner Trust, Ser 2016-4A, Class D, 144a, 3.770% 10/17/22	2,714,598
4,750,576	DT Auto Owner Trust, Ser 2017-2A, Class D, 144a, 3.890% 1/15/23	4,745,378
5,685,000	DT Auto Owner Trust, Ser 2017-2A, Class E, 144a, 6.030% 1/15/24	5,748,158
2,405,183	DT Auto Owner Trust, Ser 2019-3A, Class A, 144a, 2.550% 8/15/22	2,393,849
256,804	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530% 2/25/27	254,367
4,277,530	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730% 4/25/28	4,179,698
1,800,114	Exeter Automobile Receivables Trust, Ser 2018-3A, Class B, 144a, 3.460% 10/17/22	1,796,651
1,371,112	Exeter Automobile Receivables Trust, Ser 2019-2A, Class A, 144a, 2.930% 7/15/22	1,361,287
2,660,000	First Investors Auto Owner Trust, Ser 2016-1A, Class D, 144a, 4.700% 4/18/22	2,661,935
2,718,744	Flagship Credit Auto Trust, Ser 2016-3, Class C, 144a, 2.720% 7/15/22	2,711,255
3,662,088	Flatiron CLO Ltd. (Cayman Islands), Ser 2015-1A, Class AR, 144a, (3M LIBOR +0.890%), 2.721% 4/15/27(A)	3,546,077
851,250	Foursight Capital Automobile Receivables Trust, Ser 2018-2, Class A2, 144a, 3.320% 4/15/22	849,394
1,830,674	GLS Auto Receivables Issuer Trust, Ser 2019-1A, Class A, 144a, 3.370% 1/17/23	1,822,944
3,675,575	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060% 4/17/23	3,593,147
6,103,383	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580% 7/17/23	6,041,922
6,750,764	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class A, 144a, 2.470% 11/15/23	6,313,603
5,412,538	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class A, 144a, 2.170% 2/15/24	5,268,294
820,407	GLS Auto Receivables Trust, Ser 2016-1A, Class C, 144a, 6.900% 10/15/21	824,470
1,770,736	GLS Auto Receivables Trust, Ser 2018-1A, Class A, 144a, 2.820% 7/15/22	1,762,608
891,467	GLS Auto Receivables Trust, Ser 2018-2A, Class A, 144a, 3.250% 4/18/22	884,346
936,443	GLS Auto Receivables Trust, Ser 2018-3A, Class A, 144a, 3.350% 8/15/22	930,820
4,790,000	Grand Avenue CRE (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.120%), 1.825% 6/15/37(A)	4,603,300
10,060,790	Hardee's Funding LLC, Ser 2018-1A, Class A2I, 144a, 4.250% 6/20/48	9,656,246
6,300,000	Hertz Vehicle Financing II LP, Ser 2015-3A, Class B, 144a, 3.710% 9/25/21	6,108,178
3,314,000	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940% 3/25/22	3,285,449
6,760,000	Hertz Vehicle Financing II LP, Ser 2017-1A, Class B, 144a, 3.560% 10/25/21	6,577,104
2,627,006	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 1.587% 8/25/35(A)	2,580,093
1,344,078	Home Equity Asset Trust, Ser 2005-8, Class M1, (1M LIBOR +0.430%), 1.377% 2/25/36(A)	1,313,698
8,207,550	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610% 7/30/47	8,106,679

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 39.3% (Continued)
$7,950,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825% 3/15/24	$7,731,382
3,250,000	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 2.619% 1/18/28(A)	3,120,172
7,000,000	Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Class M4, (1M LIBOR +0.370%), 1.317% 8/25/36(A)	6,912,867
852,551	Mid-State Capital Trust, Ser 2010-1, Class M, 144a, 5.250% 12/15/45	865,756
124,517	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, (1M LIBOR +0.300%), 1.247% 12/25/35(A)	124,172
2,046,591	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.400%), 1.347% 10/25/35(A)	2,016,317
9,204,306	OCP CLO Ltd. (Cayman Islands), Ser 2015-8A, Class A1R, 144a, (3M LIBOR +0.850%), 2.686% 4/17/27(A)	8,940,658
9,630,000	OneMain Direct Auto Receivables Trust, Ser 2017-2A, Class E, 144a, 4.740% 11/14/25	9,618,394
295,170	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290% 7/9/29	293,024
3,089,079	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 2.592% 11/15/26(A)	2,988,514
5,681,077	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 2.869% 4/20/27(A)	5,490,568
5,450,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +0.800%), 2.483% 2/20/28(A)	5,188,950
1,494,504	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 1.287% 11/25/36(A)	1,471,548
9,440,000	Santander Drive Auto Receivables Trust, Ser 2016-2, Class E, 4.380% 9/15/23	9,399,830
9,300,000	Santander Drive Auto Receivables Trust, Ser 2017-1, Class E, 144a, 5.050% 7/15/24	9,232,663
4,900,000	Santander Drive Auto Receivables Trust, Ser 2017-3, Class E, 4.970% 1/15/25	4,904,926
1,976,451	Sierra Timeshare Receivables Funding LLC, Ser 2016-3A, Class B, 144a, 2.630% 10/20/33	1,916,650
1,077,685	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420% 1/20/36	1,067,428
2,576,817	Structured Asset Investment Loan Trust, Ser 2005-1, Class M2, 144a, (1M LIBOR +0.720%), 1.667% 2/25/35(A)	2,528,169
8,389,002	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 2.788% 7/14/26(A)	8,123,297
1,510,515	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090% 12/15/29	1,505,440
995,302	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750% 4/25/55(A)(B)	990,437
4,663,133	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 1.547% 2/25/57(A)	4,499,286
7,007,455	Towd Point Mortgage Trust, Ser 2018-SJ1, Class A1, 144a, 4.000% 10/25/58(A)(B)	7,023,926
6,770,471	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 1.947% 10/25/48(A)	6,641,906
4,741,038	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000% 11/25/58(A)(B)	4,768,381
3,200,365	Towd Point Mortgage Trust, Ser 2019-SJ1, Class A1, 144a, 3.750% 11/25/58(A)(B)	3,130,705
12,417,303	Towd Point Mortgage Trust, Ser 2019-SJ3, Class A1, 144a, 3.000% 11/25/59(A)(B)	12,317,342
1,151,972	United Auto Credit Securitization Trust, Ser 2018-1, Class D, 144a, 3.520% 11/10/22	1,148,852
1,396,827	United Auto Credit Securitization Trust, Ser 2018-2, Class C, 144a, 3.780% 5/10/23	1,394,917
8,589,222	Venture XII CLO Ltd. (Cayman Islands), Ser 2012-12A, Class ARR, 144a, (3M LIBOR +0.800%), 2.413% 2/28/26(A)	8,210,428
785,069	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100% 3/15/29	784,922
5,492,109	Westlake Automobile Receivables Trust, Ser 2016-3A, Class D, 144a, 3.580% 1/18/22	5,491,810
2,451,759	Westlake Automobile Receivables Trust, Ser 2017-1A, Class D, 144a, 3.460% 10/17/22	2,447,001
1,430,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class E, 144a, 5.050% 8/15/24	1,430,029
4,035,000	Westlake Automobile Receivables Trust, Ser 2017-2A, Class D, 144a, 3.280% 12/15/22	4,019,383
	Total Asset-Backed Securities	$381,179,490

	Corporate Bonds — 28.6%
	Financials — 11.4%
5,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.250%, 7/1/20	4,932,477
2,933,000	Citibank NA, (3M LIBOR +0.350%), 2.063%, 2/12/21(A)	2,906,025
11,500,000	Citibank NA, (3M LIBOR +0.600%), 2.295%, 5/20/22(A)	11,112,373
5,015,000	Citizens Bank NA/Providence RI, (3M LIBOR +0.810%), 2.457%, 5/26/22(A)	4,592,099
5,000,000	Credit Agricole SA (France), 144a, 2.750%, 6/10/20	5,009,450
10,000,000	Credit Suisse AG/New York NY (Switzerland), (SOFR +0.450%), 1.204%, 2/4/22(A)	9,364,655
300,000	Credit Suisse Group Funding Guernsey Ltd. (Guernsey), 144a, 3.125%, 12/10/20	299,699
4,000,000	FNB Corp., 2.200%, 2/24/23	3,923,701
8,199,000	Huntington Bancshares, Inc., 7.000%, 12/15/20	8,398,540
10,000,000	Morgan Stanley, (SOFR +0.830%), 0.924%, 6/10/22(A)	9,545,119
7,200,000	New York Life Global Funding, 144a, (3M LIBOR +0.440%), 2.288%, 7/12/22(A)	6,915,651
10,000,000	Royal Bank of Canada (Canada) MTN, (3M LIBOR +0.300%), 2.102%, 7/22/20(A)	9,973,579
1,103,000	SBA Tower Trust, 144a, 2.877%, 7/9/21	1,099,218
1,000,000	SBA Tower Trust, 144a, 3.156%, 10/8/20	998,529
4,310,000	Sparta Agency, Inc., 2.650%, 12/1/23(A)(B)	4,310,000
10,000,000	Toronto-Dominion Bank (The) (Canada) MTN, (3M LIBOR +0.300%), 2.070%, 7/30/21(A)	9,743,716
4,500,000	Truist Bank, (3M LIBOR +0.590%), 2.282%, 5/17/22(A)	4,388,239
7,000,000	Truist Financial Corp. MTN, 2.150%, 2/1/21	6,941,233
1,700,000	Wells Fargo & Co., (3M LIBOR +1.025%), 2.819%, 7/26/21(A)	1,685,189
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,545,394
		110,684,886

	Industrials — 3.7%
9,700,000	Eaton Electric Holdings LLC, 3.875%, 12/15/20	9,690,882
6,875,000	Martin Marietta Materials, Inc., (3M LIBOR +0.650%), 2.333%, 5/22/20(A)	6,825,814
12,500,000	Otis Worldwide Corp., 144a, (3M LIBOR +0.450%), 1.802%, 4/5/23(A)	11,854,000

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 28.6% (Continued)
	Industrials — (Continued)
$8,156,000	Vulcan Materials Co., (3M LIBOR +0.650%), 2.230%, 3/1/21(A)	$7,845,242
		36,215,938

	Consumer Discretionary — 2.9%
10,700,000	American Honda Finance Corp. MTN, (3M LIBOR +0.350%), 1.118%, 6/11/21(A)	10,328,853
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,356,978
3,161,000	Hyundai Capital America, 144a, 2.750%, 9/18/20	3,168,473
5,360,000	Hyundai Capital America, 144a, 3.000%, 10/30/20	5,358,006
6,800,000	Volkswagen Group of America Finance LLC, 144a, 3.875%, 11/13/20	6,778,142
		27,990,452

	Energy — 2.2%
2,366,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 1.441%, 6/15/20(A)	2,340,530
10,700,000	MPLX LP, (3M LIBOR +0.900%), 1.899%, 9/9/21(A)	10,110,806
5,000,000	Occidental Petroleum Corp., (3M LIBOR +1.250%), 2.957%, 8/13/21(A)	3,750,407
2,460,000	Phillips 66, (3M LIBOR +0.600%), 2.247%, 2/26/21(A)	2,301,163
1,250,000	Phillips 66, 144a, (3M LIBOR +0.750%), 2.581%, 4/15/20(A)	1,248,899
50,850	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	51,379
1,500,000	Spectra Energy Partners LP, (3M LIBOR +0.700%), 2.014%, 6/5/20(A)	1,483,991
		21,287,175

	Consumer Staples — 2.1%
773,000	Conagra Brands, Inc., (3M LIBOR +0.750%), 2.552%, 10/22/20(A)	764,819
5,000,000	Constellation Brands, Inc., (3M LIBOR +0.700%), 2.392%, 11/15/21(A)	4,713,195
3,925,000	General Mills, Inc., (3M LIBOR +0.540%), 2.383%, 4/16/21(A)	3,821,220
2,511,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.875%, 6/30/20	2,532,978
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 1.764%, 6/24/22(A)	1,514,194
3,200,000	Tyson Foods, Inc., (3M LIBOR +0.550%), 2.130%, 6/2/20(A)	3,191,952
3,200,000	Woolworths Group Ltd. (Australia), 144a, 4.000%, 9/22/20	3,238,984
		19,777,342

	Utilities — 1.8%
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,996,399
1,192,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.550%), 2.163%, 8/28/21(A)	1,167,840
2,500,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/1/21	2,497,792
2,700,000	Public Service Co. of New Hampshire, 4.050%, 6/1/21	2,771,552
8,207,000	Sempra Energy, (3M LIBOR +0.500%), 2.331%, 1/15/21(A)	7,773,915
		17,207,498

	Health Care — 1.5%
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,099,853
2,720,000	Cigna Corp., (3M LIBOR +0.650%), 1.493%, 9/17/21(A)	2,611,200
7,225,000	Dignity Health, 3.125%, 11/1/22	7,367,987
2,475,000	Zimmer Biomet Holdings, Inc., (3M LIBOR +0.750%), 1.802%, 3/19/21(A)	2,445,167
		14,524,207

	Information Technology — 1.0%
9,500,000	International Business Machines Corp., (3M LIBOR +0.400%), 2.107%, 5/13/21(A)	9,385,600

	Real Estate — 0.8%
8,300,000	SL Green Operating Partnership LP, (3M LIBOR +0.980%), 2.672%, 8/16/21(A)	8,077,072

	Communication Services — 0.7%
4,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	4,041,492
3,000,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	2,954,438
		6,995,930

	Materials — 0.5%
5,000,000	Eastman Chemical Co., 3.500%, 12/1/21	5,133,470
	Total Corporate Bonds	$277,279,570

	Commercial Mortgage-Backed Securities — 16.2%
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 2.155%, 9/15/32(A)	3,807,926
9,700,000	Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Class D, 5.074%, 9/11/42(A)(B)	9,623,934
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.955%, 7/15/35(A)	6,813,986
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 1.555%, 11/15/34(A)	6,100,065
4,440,000	CCRESG Commercial Mortgage Trust, Ser 2016-HEAT, Class A, 144a, 3.357%, 4/10/29	4,280,950
1,430,000	CCRESG Commercial Mortgage Trust, Ser 2016-HEAT, Class B, 144a, 4.114%, 4/10/29	1,381,900
2,373,006	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	2,430,409
8,160,000	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	8,170,322
68,780,000	Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Class XCP, 144a, 1.668%, 12/15/36(A)(B)(C)	1,031,253
35,820,801	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.077%, 6/10/47(A)(B)(C)	1,322,253
5,806,661	COMM Mortgage Trust, Ser 2015-PC1, Class A2, 3.148%, 7/10/50	5,801,379
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 1.455%, 7/15/32(A)	2,313,088
1,076,000	CSMC Trust, Ser 2017-HD, Class B, 144a, (1M LIBOR +1.350%), 2.055%, 2/15/31(A)	1,035,230
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 1.655%, 12/15/30(A)	5,140,771
10,072,552	DBRR Trust, Ser 2011-LC2, Class A4A, 144a, 4.537%, 7/12/44(A)(B)	10,084,663
351,928	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, (1M LIBOR +1.350%), 2.161%, 7/12/44(A)	352,604
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)(C)	3,010,486
143,822,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class XCP, 144a, 0.786%, 5/10/34(A)(B)(C)	93,786
7,737,335	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 1.555%, 10/15/32(A)	7,748,303
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Class B, 144a, 3.387%, 9/5/32	4,936,319

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 16.2% (Continued)
$3,467,889	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	$3,463,159
4,790,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class E, 144a, 4.677%, 8/15/45(A)(B)	4,318,052
737,143	Morgan Stanley Capital I Trust, Ser 2007-IQ15, Class B, 144a, 6.128%, 6/11/49(A)(B)	730,670
8,280,000	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 1.555%, 8/15/33(A)	7,746,878
7,275,000	Ready Captial Mortgage Financing, Ser 2019-FL3, Class A, 144a, (1M LIBOR +1.000%), 1.947%, 3/25/34(A)	6,581,031
1,969,400	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	1,980,433
2,330,011	ReadyCap Mortgage Trust, Ser 2016-3, Class B, 144a, 3.752%, 11/20/38	2,321,051
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +0.750%), 1.755%, 11/11/34(A)	3,253,052
9,616,463	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class B, 144a, (1M LIBOR +1.100%), 2.105%, 11/11/34(A)	9,137,856
6,450,000	UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Class D, 144a, 5.031%, 8/10/49(A)(B)	5,852,209
12,336,200	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.154%, 1/10/45(A)(B)(C)	275,924
1,780,000	VNDO Mortgage Trust, Ser 2013-PENN, Class C, 144a, 3.947%, 12/13/29(A)(B)	1,759,698
1,199,000	VNDO Mortgage Trust, Ser 2013-PENN, Class D, 144a, 3.947%, 12/13/29(A)(B)	1,179,716
2,066,807	WFRBS Commercial Mortgage Trust, Ser 2011-C4, Class AFL, 144a, (1M LIBOR +1.450%), 2.250%, 6/15/44(A)	2,077,668
11,405,000	WFRBS Commercial Mortgage Trust, Ser 2012-C7, Class AFL, 144a, (1M LIBOR +1.200%), 2.000%, 6/15/45(A)	11,511,376
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.406%, 3/15/48(A)(B)	9,128,798
	Total Commercial Mortgage-Backed Securities	$156,797,198

	Agency Collateralized Mortgage Obligations — 2.6%
39,183,253	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.107%, 9/25/20(A)(B)(C)	392
122,574,036	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV Class X1, 1.234%, 6/25/21(A)(B)(C)	1,016,617
4,466	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	4,488
247,125	FHLMC REMIC, Ser 2770 Class FH, (1M LIBOR +0.400%), 1.105%, 3/15/34(A)	244,551
266,902	FHLMC REMIC, Ser 3874 Class BD, 3.000%, 6/15/21	268,876
1,820,215	FHLMC REMIC, Ser 4238 Class TL, 1.250%, 8/15/27	1,795,194
110,990	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	115,730
48,672	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	53,351
38,896	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	41,886
194,367	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 1.447%, 9/25/33(A)	192,951
366,582	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	396,430
954	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	966
404,669	FNMA REMIC, Ser 2010-64, Class AD, 3.000%, 12/25/20	405,643
263,596	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	264,545
138,838	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	140,298
894,475	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	21,085
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(A)(B)	171,163
271,819	FREMF Mortgage Trust, Ser 2010-K7, Class B, 144a, 5.625%, 4/25/20(A)(B)	271,079
7,074,000	FREMF Mortgage Trust, Ser 2010-K9, Class B, 144a, 5.207%, 9/25/45(A)(B)	7,092,912
6,208,000	FREMF Mortgage Trust, Ser 2014-K714, Class B, 144a, 3.910%, 1/25/47(A)(B)	6,208,867
2,246,285	FREMF Mortgage Trust, Ser 2014-K714, Class C, 144a, 3.910%, 1/25/47(A)(B)	2,241,869
81,711	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	84,046
52,775	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	55,585
156,819	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	155,942
3,985,253	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%),1.155%, 1/16/58(A)	3,820,413
	Total Agency Collateralized Mortgage Obligations	$25,064,879

	Municipal Bonds — 2.0%
	California — 0.2%
1,575,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 2.470%, 9/1/41(A)(B)	1,575,000

	Illinois — 0.4%
4,200,000	Regional Transportation Authority, Txbl Ser A, 3.013%, 5/29/20	4,205,586

	New Jersey — 0.6%
5,600,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Ser 2019-014, (LOC: Barclays Bank PLC), 144a, 2.150%, 9/1/27(A)(B)	5,600,000

	Other Territory — 0.4%
200,000	Rib Floater Trust, Txbl Muni Floaters Trust Ser 201, (LOC: Barclays Bank PLC), 144a, 2.150%, 7/1/22(A)(B)	200,000
4,000,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Btmft 2020-003, (LOC: Barclays Bank PLC), 144a, 2.150%, 1/16/25(A)(B)	4,000,000
		4,200,000

	Wisconsin — 0.4%
4,000,000	Public Finance Authority, Txbl Affinity Living Group 5 A, (LOC: Citizens Bank of MA), 3.750%, 2/1/22	4,000,240
	Total Municipal Bonds	$19,580,826

	U.S. Government Mortgage-Backed Obligations — 1.4%
181,889	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 5.288%, 3/1/36(A)	186,578
286,130	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 4.605%, 11/1/36(A)	289,256
124,948	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 4.403%, 8/1/37(A)	126,417
97,463	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 4.665%, 7/1/35(A)	98,380
100,720	FHLMC, Pool #1Q0080, (12M LIBOR +1.677%), 4.194%, 1/1/36(A)	101,388

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 1.4% (Continued)
$219,884	FHLMC, Pool #1Q0119, (12M LIBOR +1.845%), 4.417%, 9/1/36(A)	$222,624
262,548	FHLMC, Pool #1Q0187, (12M LIBOR +1.780%), 4.308%, 12/1/36(A)	265,138
122,181	FHLMC, Pool #1Q0339, (12M LIBOR +1.917%), 4.882%, 4/1/37(A)	123,934
220,723	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 4.622%, 11/1/36(A)	222,233
265,831	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.829%, 4/1/34(A)	267,781
135,547	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 4.420%, 11/1/36(A)	136,522
119,737	FHLMC, Pool #847795, (1 Year CMT Rate +2.281%), 4.704%, 4/1/35(A)	121,286
327,868	FHLMC, Pool #848539, (1 Year CMT Rate +2.268%), 4.781%, 4/1/37(A)	330,411
620,723	FHLMC, Pool #848583, (1 Year CMT Rate +2.314%), 4.838%, 1/1/36(A)	627,774
10,256	FHLMC, Pool #A92646, 5.500%, 6/1/40	11,690
10,676	FHLMC, Pool #C03505, 5.500%, 6/1/40	12,072
40,934	FHLMC, Pool #C66916, 7.000%, 5/1/32	44,518
834	FHLMC, Pool #G00100, 8.000%, 2/1/23	890
31,710	FHLMC, Pool #G01840, 5.000%, 7/1/35	35,113
16,297	FHLMC, Pool #G11769, 5.000%, 10/1/20	17,105
12,307	FHLMC, Pool #G11773, 5.000%, 10/1/20	12,917
21,961	FNMA, Pool #175123, 7.450%, 8/1/22	22,248
2,063	FNMA, Pool #207530, 8.250%, 4/1/22	2,070
98,157	FNMA, Pool #254868, 5.000%, 9/1/33	108,681
44,074	FNMA, Pool #256272, 5.500%, 6/1/26	48,238
70,885	FNMA, Pool #256852, 6.000%, 8/1/27	78,389
17,411	FNMA, Pool #323832, 7.500%, 7/1/29	20,378
1,222	FNMA, Pool #334593, 7.000%, 5/1/24	1,303
2,224,551	FNMA, Pool #465491, 4.066%, 7/1/20	2,225,024
26,331	FNMA, Pool #665773, 7.500%, 6/1/31	26,415
92,283	FNMA, Pool #679742, (1 Year CMT Rate +2.582%), 5.034%, 1/1/40(A)	92,987
112,453	FNMA, Pool #725424, 5.500%, 4/1/34	127,020
521,619	FNMA, Pool #725490, (12M LIBOR +1.628%), 4.418%, 4/1/34(A)	523,308
19,464	FNMA, Pool #735484, 5.000%, 5/1/35	21,602
100,248	FNMA, Pool #791978, (6M LIBOR +1.518%), 3.311%, 9/1/34(A)	100,895
125,331	FNMA, Pool #813170, (12M LIBOR +1.575%), 3.575%, 1/1/35(A)	126,070
413,993	FNMA, Pool #815323, (6M LIBOR +1.533%), 3.427%, 1/1/35(A)	419,460
114,761	FNMA, Pool #820364, (12M LIBOR +0.827%), 3.702%, 4/1/35(A)	115,869
165,574	FNMA, Pool #827787, (6M LIBOR +1.550%), 3.540%, 5/1/35(A)	167,775
58,026	FNMA, Pool #889060, 6.000%, 1/1/38	66,739
63,472	FNMA, Pool #889061, 6.000%, 1/1/38	73,332
4,181	FNMA, Pool #889382, 5.500%, 4/1/38	4,740
174,417	FNMA, Pool #922674, (12M LIBOR +1.905%), 4.075%, 4/1/36(A)	177,626
34,287	FNMA, Pool #960376, 5.500%, 12/1/37	38,784
65,166	FNMA, Pool #985670, 6.500%, 10/1/21	66,664
950,364	FNMA, Pool #995405, 5.500%, 10/1/23	1,002,049
113,436	FNMA, Pool #AA1150, 4.000%, 4/1/23	119,229
7,025	FNMA, Pool #AD0941, 5.500%, 4/1/40	8,103
51,160	FNMA, Pool #AE0363, 5.000%, 7/1/37	56,628
1,360	FNMA, Pool #AE0727, 4.000%, 10/1/20	1,429
59,087	FNMA, Pool #AE5441, 5.000%, 10/1/40	65,493
99,782	FNMA, Pool #AI6588, 4.000%, 7/1/26	105,256
111,430	FNMA, Pool #AI8506, 4.000%, 8/1/26	117,516
102,153	FNMA, Pool #AL0211, 5.000%, 4/1/41	113,223
10,552	FNMA, Pool #AL0302, 5.000%, 4/1/24	11,084
511,289	FNMA, Pool #AL0478, (12M LIBOR +1.777%), 4.094%, 4/1/36(A)	517,055
188,800	FNMA, Pool #AL0543, 5.000%, 7/1/41	209,210
102,361	FNMA, Pool #AL1105, 4.500%, 12/1/40	112,065
21,235	FNMA, Pool #AL2591, 5.500%, 5/1/38	23,226
340,093	FNMA, Pool #AL5275, (6M LIBOR +1.512%), 3.449%, 9/1/37(A)	344,465
1,355,769	FNMA, Pool #AL7396, (6M LIBOR +1.536%), 3.469%, 2/1/37(A)	1,373,099
4,355	GNMA, Pool #344233, 8.000%, 2/15/23	4,577
20,675	GNMA, Pool #345123, 8.000%, 12/15/23	21,923
1,856	GNMA, Pool #569337, 6.500%, 4/15/22	1,901
2,457	GNMA, Pool #780322, 8.000%, 11/15/22	2,486
335,014	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 4.000%, 2/20/34(A)	345,153
129,685	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 3.875%, 4/20/34(A)	134,130
253,358	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.250%, 8/20/34(A)	261,964
412,315	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 4.000%, 3/20/41(A)	421,986
166,665	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.125%, 11/20/44(A)	170,441
661,526	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.125%, 12/20/44(A)	676,186
	Total U.S. Government Mortgage-Backed Obligations	$14,129,521

	Non-Agency Collateralized Mortgage Obligations — 0.8%
1,243,132	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 3.560%, 4/25/33(A)(B)††	1,140,419
207,515	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.944%, 4/25/34(A)(B)††	176,658
162,013	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	154,252
29,990	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	29,330
23,964	FDIC Sale Guaranteed Notes Trust, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	24,064
2,329,237	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 4.273%, 10/25/33(A)(B)	2,134,964
98,897	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.938%, 6/25/36(A)(B)	78,326
18,941	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 3.162%, 12/25/32(A)	16,019
91,501	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 3.750%, 12/25/34(A)(B)	83,170

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 0.8% (Continued)
$3,205,480	Morgan Stanley Mortgage Loan Trust, Ser 2005-6AR, Class 1M1, (1M LIBOR +0.460%), 1.407%, 11/25/35(A)	$3,162,790
564,554	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.494%, 2/25/37(A)(B)	416,931
	Total Non-Agency Collateralized Mortgage Obligations	$7,416,923

	U.S. Government Agency Obligations — 0.0%
5,884	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	6,015
11,622	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	12,046
80,821	Small Business Administration Pools, (Prime Rate -2.500%), 2.250%, 4/25/28(A)	80,902
	Total U.S. Government Agency Obligations	$98,963
Shares

	Short-Term Investment Fund — 8.9%
86,595,662	Dreyfus Government Cash Management, Institutional Shares, 0.29%∞Ω	$86,595,662
	Total Investment Securities —99.8%
	(Cost $997,094,949)	$968,143,032
	Other Assets in Excess of
	Liabilities — 0.2%	1,894,329

	Net Assets — 100.0%	$970,037,361

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2020.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded. TheFundreceivesprincipalandinterestpaymentsdirectlyfromthese trusts.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

DAC - Designated Activity Company

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Freddie Mac Multifamily Securitization

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $558,530,817 or 57.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$381,179,490	$—	$381,179,490
Corporate Bonds	—	277,279,570	—	277,279,570
Commercial Mortgage-Backed Securities	—	156,797,198	—	156,797,198
Agency Collateralized Mortgage Obligations	—	25,064,879	—	25,064,879
Municipal Bonds	—	19,580,826	—	19,580,826
U.S. Government Mortgage-Backed Obligations	—	14,129,521	—	14,129,521
Non-Agency Collateralized Mortgage Obligations	—	7,416,923	—	7,416,923
U.S. Government Agency Obligations	—	98,963	—	98,963
Short-Term Investment Fund	86,595,662	—	—	86,595,662
Total	$86,595,662	$881,547,370	$—	$968,143,032

See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Touchstone Active Bond Fund	Touchstone Anti- Benchmark® International Core Equity Fund	Touchstone Anti- Benchmark® US Core Equity Fund	Touchstone Credit Opportunities II Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund
Assets
Investments, at cost	$310,363,855	$36,998,320	$25,862,513	$84,707,734	$199,269,470	$310,098,530
Investments, at market value (A)	$304,550,097	$32,804,349	$23,650,425	$71,172,947	$172,955,119	$320,913,183
Cash	1,152,580	—	—	—	—	—
Foreign currency (B)	—	77,396	—	238,397	—	—
Cash deposits held at prime broker (C)	29,885	—	—	764,289	—	—
Dividends and interest receivable	2,018,792	143,132	43,314	1,367,951	3,053,400	2,069,842
Receivable for capital shares sold	67,959	—	—	3,663,588	8,542,472	2,269,445
Loan receivable from affiliates (D)	—	—	—	—	—	—
Receivable for investments sold	34,975,869	—	—	3,891,921	2,061,872	—
Receivable for securities lending income	—	495	109	358	948	642
Tax reclaim receivable	—	23,354	—	—	—	—
Other assets	23,928	5,291	7,465	22,593	20,252	35,543
Total Assets	342,819,110	33,054,017	23,701,313	81,122,044	186,634,063	325,288,655
Liabilities
Bank overdrafts	—	—	773	695,791	29,876	—
Written options, at market value(E)	—	—	—	170,000	—	—
Securities sold short(F)	—	—	—	1,028,255	—	—
Dividend and interest payable on securities sold short	—	—	—	25,718	—	—
Dividends payable	—	—	—	—	—	—
Payable for return of collateral for securities on loan	—	425,240	140,174	474,200	—	1,101,375
Payable for capital shares redeemed	1,658,128	5,092	—	184,131	366,573	3,738,134
Payable for investments purchased	26,116,153	—	—	2,143,115	1,180,475	—
Payable to Investment Advisor	103,501	4,556	1,364	31,731	75,145	86,197
Payable to other affiliates	62,969	590	590	2,279	21,908	35,192
Payable to Trustees	10,981	10,981	10,981	10,981	10,980	10,981
Payable for professional services	21,003	23,441	15,840	31,987	21,363	20,774
Payable for transfer agent services	139,837	57	87	21,899	41,307	76,363
Payable for reports to shareholders	11,486	4,310	4,289	4,668	9,358	9,300
Payable for pricing services	33,292	30,456	2,251	32,942	24,183	16,592
Other accrued expenses and liabilities	5,715	9,303	1,776	87,520	2,361	4,620
Total Liabilities	28,163,065	514,026	178,125	4,945,217	1,783,529	5,099,528
Net Assets	$314,656,045	$32,539,991	$23,523,188	$76,176,827	$184,850,534	$320,189,127
Net assets consist of:
Par value	$304,988	$36,586	$25,695	$89,999	$253,655	$306,836
Paid-in capital	405,802,170	36,509,971	25,716,091	106,866,857	227,340,347	314,571,354
Distributable earnings (deficit)	(91,451,113)	(4,006,566)	(2,218,598)	(30,780,029)	(42,743,468)	5,310,937
Net Assets	$314,656,045	$32,539,991	$23,523,188	$76,176,827	$184,850,534	$320,189,127
(A) Includes market value of securities on loan of:	$—	$399,027	$129,846	$393,586	$—	$1,106,057
(B) Cost of foreign currency:	$—	$76,826	$—	$248,746	$—	$—
(C)Represents segregated cash for securities sold short and written options.
(D) See Note 5 in Notes to Financial Statements.
(E) Premiums received from written options:	$—	$—	$—	$65,991	$—	$—
(F)Proceeds received for securities sold short:	$—	$—	$—	$1,371,736	$—	$—

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone			Touchstone
International	Mid	Mid Cap	Sands Capital	Touchstone	Touchstone	Ultra Short
ESG Equity	Cap	Value	Select Growth	Small Cap	Small Cap Value	Duration Fixed
Fund	Fund	Fund	Fund	Fund	Fund	Income Fund

$26,328,270	$2,556,934,140	$663,194,142	$954,305,544	$57,951,867	$84,395,016	$997,094,949
$24,188,874	$2,329,218,592	$610,422,945	$1,511,218,061	$59,496,121	$65,490,784	$968,143,032
—	1,919,865	—	—	—	—	—
3,335	—	—	—	—	—	—
—	—	—	—	—	—	—
105,828	2,161,965	954,129	—	77,903	141,270	3,330,516
17,600	24,873,868	3,113,749	2,403,491	19,659	36,258	3,432,810
—	3,796,750	—	—	—	—	—
629,721	—	10,425,482	40,135,444	187,899	91,530	125,790
6	—	1,077	250,658	18	237	—
25,962	—	—	—	—	—	—
27,204	150,659	36,076	51,593	29,936	23,907	53,463
24,998,530	2,362,121,699	624,953,458	1,554,059,247	59,811,536	65,783,986	975,085,611

—	—	—	4,227	—	—	57
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	183,552
—	—	—	70,027,174	—	—	—
47,509	11,290,630	3,951,884	16,877,007	230,728	193,749	3,986,061
603,247	86,660,501	14,539,886	7,693,861	—	317,055	—
5,363	1,224,276	315,080	1,147,154	32,469	46,550	190,465
4,097	427,783	40,124	1,117,033	578	3,271	347,260
10,981	10,981	10,981	10,981	10,981	10,981	10,963
—	28,979	20,650	27,222	15,475	18,495	26,029
21,761	738,299	382,346	678,898	25,454	59,223	231,724
18,244	17,654	28,537	40,521	10,588	10,195	18,236
933	765	1,795	722	771	2,231	42,187
—	7,841	3,721	51,756	4,674	1,795	11,716
712,135	100,407,709	19,295,004	97,676,556	331,718	663,545	5,048,250
$24,286,395	$2,261,713,990	$605,658,454	$1,456,382,691	$59,479,818	$65,120,441	$970,037,361
$42,110	$728,476	$436,962	$1,269,917	$69,073	$37,826	$1,078,561
27,487,522	2,458,056,287	707,542,457	688,393,191	56,789,660	100,074,421	1,096,655,210
(3,243,237)	(197,070,773)	(102,320,965)	766,719,583	2,621,085	(34,991,806)	(127,696,410)
$24,286,395	$2,261,713,990	$605,658,454	$1,456,382,691	$59,479,818	$65,120,441	$970,037,361
$—	$—	$—	$67,967,840	$—	$—	$—
$3,313	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone Active Bond Fund	Touchstone Anti-Benchmark® International Core Equity Fund	Touchstone Anti-Benchmark® US Core Equity Fund	Touchstone Credit Opportunities II Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$119,116,384	$—	$—	$4,979,991	$12,124,395	$14,674,552
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	11,509,557	—	—	595,967	1,707,738	1,408,019
Net asset value price per share*	$10.35	$—	$—	$8.36	$7.10	$10.42
Maximum sales charge - Class A shares	2.00%	—	—	5.00%	2.00%	2.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.56	$—	$—	$8.80	$7.24	$10.63
Pricing of Class C Shares
Net assets applicable to Class C shares	$9,617,163	$—	$—	$3,241,996	$2,758,355	$1,653,245
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,011,601	—	—	399,347	389,618	158,794
Net asset value and offering price per share**	$9.51	$—	$—	$8.12	$7.08	$10.41
Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—
Pricing of Class Y Shares
Net assets applicable to Class Y shares	$84,914,703	$31,947	$112,209	$30,117,311	$34,974,915	$112,395,304
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	8,211,074	3,593	12,256	3,559,651	4,786,724	10,769,025
Net asset value, offering price and redemption price per share	$10.34	$8.89	$9.16	$8.46	$7.31	$10.44
Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$101,007,795	$32,508,044	$23,410,979	$37,837,529	$134,992,869	$191,466,026
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	9,766,617	3,655,023	2,557,152	4,444,842	18,481,419	18,347,748
Net asset value, offering price and redemption price per share	$10.34	$8.89	$9.16	$8.51	$7.30	$10.44

* There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge. See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone			Touchstone
International	Mid	Mid Cap	Sands Capital	Touchstone	Touchstone	Ultra Short
ESG Equity	Cap	Value	Select Growth	Small Cap	Small Cap Value	Duration Fixed
Fund	Fund	Fund	Fund	Fund	Fund	Income Fund

$8,637,790	$66,665,995	$8,005,840	$81,033,162	$2,635,506	$15,290,880	$65,175,583
1,495,384	2,166,841	581,854	7,463,308	310,649	889,156	7,245,712
$5.78	$30.77	$13.76	$10.86	$8.48	$17.20	$9.00
5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	2.00%
$6.08	$32.39	$14.48	$11.43	$8.93	$18.11	$9.18

$5,458,999	$62,142,153	$3,468,897	$41,807,599	$1,685,576	$548,818	$5,219,838
947,422	2,159,179	260,096	4,535,672	217,427	33,059	579,846
$5.76	$28.78	$13.34	$9.22	$7.75	$16.60	$9.00

$—	$—	$—	$—	$—	$—	$127,333,043
—	—	—	—	—	—	14,154,300
$—	$—	$—	$—	$—	$—	$9.00

$10,187,391	$1,457,013,289	$248,231,061	$969,826,257	$28,677,596	$21,086,463	$291,928,925
1,767,833	46,796,423	17,960,026	81,553,085	3,310,589	1,223,395	32,444,351
$5.76	$31.14	$13.82	$11.89	$8.66	$17.24	$9.00

$—	$85,168,198	$—	$363,715,673	$—	$—	$90,911,834
—	2,788,292	—	33,439,610	—	—	10,105,860
$—	$30.54	$—	$10.88	$—	$—	$9.00

$2,215	$590,724,355	$345,952,656	$—	$26,481,140	$28,194,280	$389,468,138
384	18,936,836	24,894,239	—	3,068,623	1,636,943	43,325,984
$5.77	$31.19	$13.90	$—	$8.63	$17.22	$8.99

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

		Touchstone
		Anti-	Touchstone
		Benchmark®	Anti-	Touchstone
	Touchstone	International	Benchmark® US	Credit	Touchstone	Touchstone
	Active Bond	Core Equity	Core Equity	Opportunities II	High Yield	Impact Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Investment Income
Dividends (A)	$—	$331,340	$478,565	$—	$—	$—
Interest	5,330,881	—	—	3,582,592	5,828,698	4,522,727
Income from securities loaned	225	6,693	364	816	13,862	980
Total Investment Income	5,331,106	338,033	478,929	3,583,408	5,842,560	4,523,707
Expenses
Investment advisory fees	648,659	83,707	48,329	306,477	525,032	568,479
Administration fees	237,659	26,972	20,022	74,065	145,009	235,513
Compliance fees and expenses	1,173	1,173	1,173	1,173	1,173	1,173
Custody fees	20,939	13,858	1,922	39,767	5,434	6,210
Professional fees	17,517	16,404	13,314	20,914	16,406	17,680
Transfer Agent fees, Class A	58,628	—	—	2,643	11,114	4,443
Transfer Agent fees, Class C	6,692	—	—	2,259	2,342	742
Transfer Agent fees, Class S	—	—	—	—	—	—
Transfer Agent fees, Class Y	44,940	10	56	26,361	23,806	43,266
Transfer Agent fees, Class Z	—	—	—	—	—	—
Transfer Agent fees, Institutional Class	3,586	27	21	783	4,371	48,824
Pricing expense	17,332	16,330	953	13,518	13,106	8,618
Registration Fees, Class A	8,318	—	—	2,580	6,413	8,467
Registration Fees, Class C	7,168	—	—	2,784	5,158	4,478
Registration Fees, Class S	—	—	—	—	—	—
Registration Fees, Class Y	8,262	1,859	3,311	5,903	8,039	11,861
Registration Fees, Class Z	—	—	—	—	—	—
Registration Fees, Institutional Class	8,304	1,859	1,866	1,879	6,015	11,876
Dividend expense on securities sold short	—	—	—	6,525	—	—
Interest expense on securities sold short	—	—	—	42,454	—	—
Reports to Shareholders, Class A	4,360	—	—	2,506	2,828	2,535
Reports to Shareholders, Class C	2,993	—	—	2,481	2,607	2,446
Reports to Shareholders, Class S	—	—	—	—	—	—
Reports to Shareholders, Class Y	4,243	2,370	2,371	3,475	2,884	3,840
Reports to Shareholders, Class Z	—	—	—	—	—	—
Reports to Shareholders, Institutional Class	2,637	2,465	2,460	2,397	2,549	3,103
Shareholder servicing fees, Class Z	—	—	—	—	—	—
Distribution expenses, Class A	157,297	—	—	8,344	18,436	14,112
Distribution and shareholder servicing expenses, Class C	51,983	—	—	21,171	19,648	7,759
Distribution expenses, Class S	—	—	—	—	—	—
Trustee fees	10,951	10,951	10,951	10,951	10,951	10,951
Other expenses	44,640	6,935	6,901	13,261	18,605	15,563
Total Expenses	1,368,281	184,920	113,650	614,671	851,926	1,031,939
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(134,476)	(75,165)	(52,853)	(135,119)	(69,154)	(138,418)
Fees eligible for recoupment by the Advisor(B)	—	—	—	—	—	—
Net Expenses	1,233,805	109,755	60,797	479,552	782,772	893,521
Net Investment Income (Loss)	4,097,301	228,278	418,132	3,103,856	5,059,788	3,630,186
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	6,219,155	620,294	493,849	(1,708,927)	(338,614)	866,690
Net realized gains (losses) on foreign currency transactions	—	(2,484)	—	3	—	—
Net realized losses on futures contracts	(1,166,372)	—	—	—	—	—
Net realized gains on written options	—	—	—	27,604	—	—
Net realized losses on securities sold short	—	—	—	(64,427)	—	—
Net realized losses on swap agreements	—	—	—	(19,793)	—	—
Net change in unrealized appreciation (depreciation) on investments	(15,260,301)	(4,702,520)	(4,171,311)	(14,497,138)	(28,017,134)	(686,303)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	2,185	—	2,455	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—	—	(104,009)	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	—	(31,928)	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—	323,929	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(10,207,518)	(4,082,525)	(3,677,462)	(16,072,231)	(28,355,748)	180,387
Change in Net Assets Resulting from Operations	$(6,110,217)	$(3,854,247)	$(3,259,330)	$(12,968,375)	$(23,295,960)	$3,810,573
(A) Net of foreign tax withholding of:	$975	$32,721	$—	$—	$—	$—

(B) See Note 4 in Notes to Financial Statements.

(C) For the six month ended March 31, 2020, Sands Capital Select Growth Fund and Small Cap Fund had redemptions-in-kind of securities in the amount of $184,776,395, and $4,807,883, respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $104,451,043, and $1,498,886, respectively, which will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)

						Touchstone
Touchstone		Touchstone	Touchstone			Ultra Short
International	Touchstone	Mid Cap	Sands Capital	Touchstone	Touchstone	Duration
ESG Equity	Mid Cap	Value	Select Growth	Small Cap	Small Cap	Fixed Income
Fund	Fund	Fund	Fund	Fund	Value Fund	Fund

$226,051	$16,850,423	$7,552,598	$2,254,065	$672,727	$737,583	$—
—	8,765	—	3,483	—	—	14,264,105
721	—	10,700	1,172,218	325	2,284	—
226,772	16,859,188	7,563,298	3,429,766	673,052	739,867	14,264,105

108,647	7,309,890	2,971,036	6,279,593	321,138	388,836	1,259,007
24,237	1,464,473	574,400	1,221,683	54,782	66,331	730,224
1,173	1,174	1,173	1,173	1,173	1,173	1,166
8,803	15,240	8,694	15,257	4,066	4,824	20,527
15,989	35,935	22,163	34,993	12,296	13,940	26,936
5,410	38,160	9,120	28,416	3,156	22,984	30,079
3,892	30,067	2,487	18,575	2,139	823	1,488
—	—	—	—	—	—	33,396
9,440	800,906	409,793	425,019	17,829	13,272	112,493
—	56,156	—	340,995	—	—	54,791
639	57,941	112,239	—	3,868	4,337	52,665
407	327	770	312	334	966	20,938
8,616	9,931	8,341	10,427	7,606	8,593	8,838
6,439	9,644	7,513	7,994	5,194	4,403	6,730
—	—	—	—	—	—	8,227
9,165	43,489	13,210	30,464	9,155	8,202	14,507
—	13,235	—	11,543	—	—	14,213
6,389	12,078	13,361	—	8,305	3,506	9,046
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2,718	4,623	3,464	4,560	2,616	3,640	3,580
2,763	5,167	3,103	4,189	2,560	2,454	2,503
—	—	—	—	—	—	6,484
4,322	66,945	34,576	33,009	4,651	3,039	6,773
—	4,877	—	17,417	—	—	3,795
7,921	4,623	18,675	—	2,572	2,548	2,691
—	123,414	—	529,332	—	—	146,788
12,858	94,424	13,451	113,090	4,538	28,800	87,027
44,009	371,392	25,200	247,056	14,294	3,776	16,760
—	—	—	—	—	—	332,238
10,951	10,951	10,951	10,951	10,951	10,951	10,933
12,429	37,317	28,152	429,897	22,056	23,055	42,530
307,217	10,622,379	4,291,872	9,815,945	515,279	620,453	3,067,373

(96,688)	(462,698)	(727,270)	(177,249)	(125,433)	(100,224)	(365,807)
—	—	—	18,646	—	—	—
210,529	10,159,681	3,564,602	9,657,342	389,846	520,229	2,701,566
16,243	6,699,507	3,998,696	(6,227,576)	283,206	219,638	11,562,539

(1,050,712)	35,179,279	(29,312,215)	263,461,301	2,291,660	(2,122,314)	60,993
(7,486)	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
(3,512,711)	(548,240,811)	(143,856,068)	(241,327,081)	(20,884,611)	(23,442,886)	(31,051,151)
(190)	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
(4,571,099)	(513,061,532)	(173,168,283)	22,134,220	(18,592,951)	(25,565,200)	(30,990,158)
$(4,554,856)	$(506,362,025)	$(169,169,587)	$15,906,644	$(18,309,745)	$(25,345,562)	$(19,427,619)
$35,580	$—	$—	$—	$—	$—	$—

Statements of Changes in Net Assets

			Touchstone
			Anti-Benchmark®		Touchstone
	Touchstone		International		Anti-Benchmark®
	Active Bond		Core Equity		US Core Equity
	Fund		Fund		Fund
	For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Period Ended	Ended	Period Ended
	March 31, 2020	September 30,	March 31, 2020	September 30,	March 31, 2020	September 30,
	(Unaudited)	2019	(Unaudited)	2019(A)	(Unaudited)	2019(A)
From Operations
Net investment income	$4,097,301	$9,339,620	$228,278	$769,261	$418,132	$484,961
Net realized gains (losses) on investments, foreign currency transactions, futures contracts, written options, securities sold short, and swap agreements	5,052,783	4,415,782	617,810	(565,791)	493,849	(798,930)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, written options, swap agreements, and securities sold short	(15,260,301)	17,045,254	(4,700,335)	506,545	(4,171,311)	1,959,223
Change in Net Assets from Operations	(6,110,217)	30,800,656	(3,854,247)	710,015	(3,259,330)	1,645,254

Distributions to Shareholders:
Distributed earnings, Class A	(1,547,425)	(3,499,808)	—	—	—	—
Distributed earnings, Class C	(106,167)	(409,591)	—	—	—	—
Distributed earnings, Class Y	(1,215,746)	(3,505,627)	(102)	(3)	(814)	(14)
Distributed earnings, Institutional Class	(1,440,004)	(2,199,194)	(830,890)	(32,746)	(459,211)	(145,890)
Total Distributions	(4,309,342)	(9,614,220)	(830,992)	(32,749)	(460,025)	(145,904)

Change in Net Assets from Share Transactions(B)	(981,973)	(56,670,856)	512,701	36,035,263	542,966	25,200,227

Total Increase (Decrease) in Net Assets	(11,401,532)	(35,484,420)	(4,172,538)	36,712,529	(3,176,389)	26,699,577

Net Assets
Beginning of period	326,057,577	361,541,997	36,712,529	—	26,699,577	—
End of period	$314,656,045	$326,057,577	$32,539,991	$36,712,529	$23,523,188	$26,699,577

(A)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.

(B)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 60-62.

(C)	The Fund changed its fiscal year end from June 30 to September 30.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone			Touchstone		Touchstone
Credit Opportunities II			High Yield		Impact Bond
Fund			Fund		Fund
For the			For the		For the
Six Months	For the Three	For the	Six Months	For the	Six Months	For the
Ended	Months Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2020	September 30,	June 30,	March 31, 2020	September 30,	March 31, 2020	September 30,
(Unaudited)	2019 (C)	2019	(Unaudited)	2019	(Unaudited)	2019

$3,103,856	$1,044,350	$3,098,043	$5,059,788	$9,939,041	$3,630,186	$7,165,326
(1,765,540)	116,310	263,609	(338,614)	(1,383,831)	866,690	96,667
(14,306,691)	(162,574)	542,184	(28,017,134)	4,822,346	(686,303)	19,267,369
(12,968,375)	998,086	3,903,836	(23,295,960)	13,377,556	3,810,573	26,529,362

(198,648)	(4,253)	(9,474)	(343,599)	(741,320)	(122,048)	(178,385)
(110,517)	(1,918)	(5,380)	(77,590)	(281,592)	(11,173)	(19,278)
(1,339,639)	(208,081)	(291,730)	(1,069,465)	(2,491,635)	(1,276,671)	(2,037,305)
(1,417,577)	(805,916)	(3,272,520)	(3,544,252)	(6,487,408)	(2,549,062)	(5,556,679)
(3,066,381)	(1,020,168)	(3,579,104)	(5,034,906)	(10,001,955)	(3,958,954)	(7,791,647)

(15,206,872)	48,200,441	6,580,821	14,599,532	(2,381,934)	6,099,433	42,598,181

(31,241,628)	48,178,359	6,905,553	(13,731,334)	993,667	5,951,052	61,335,896

107,418,455	59,240,096	52,334,543	198,581,868	197,588,201	314,238,075	252,902,179
$76,176,827	$107,418,455	$59,240,096	$184,850,534	$198,581,868	$320,189,127	$314,238,075

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone		Touchstone
	International		Mid		Mid Cap
	ESG Equity		Cap		Value
	Fund		Fund		Fund
	For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	March 31, 2020	September 30,	March 31, 2020	September 30,	March 31, 2020	September 30,
	(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019
From Operations
Net investment income (loss)	$16,243	$1,247,628	$6,699,507	$4,462,595	$3,998,696	$6,617,807
Net realized gains (losses) on investments and foreign currency transactions	(1,058,198)	8,032,786	35,179,279	51,721,554	(29,312,215)	(9,967,857)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,512,901)	(11,209,391)	(548,240,811)	137,680,803	(143,856,068)	8,396,808
Change in Net Assets from Operations	(4,554,856)	(1,928,977)	(506,362,025)	193,864,952	(169,169,587)	5,046,758

Distributions to Shareholders:
Distributed earnings, Class A	(1,975,668)	(1,148,127)	(2,136,247)	(1,161,949)	(28,877)	(677,036)
Distributed earnings, Class C	(1,710,548)	(1,711,118)	(1,766,350)	(1,924,706)	—	(290,312)
Distributed earnings, Class S	—	—	—	—	—	—
Distributed earnings, Class Y	(2,959,639)	(5,288,924)	(40,650,895)	(25,404,765)	(1,238,275)	(15,618,865)
Distributed earnings, Class Z	—	—	(3,135,029)	(686,312)	—	—
Distributed earnings, Institutional Class	(537)	(4)	(9,162,482)	(4,388,852)	(2,217,009)	(22,128,826)
Total Distributions	(6,646,392)	(8,148,173)	(56,851,003)	(33,566,584)	(3,484,161)	(38,715,039)

Change in Net Assets from Share Transactions(A)	(2,092,811)	(39,966,666)	1,195,222,874	513,980,291	22,463,071	(4,113,450)

Total Increase (Decrease) in Net Assets	(13,294,059)	(50,043,816)	632,009,846	674,278,659	(150,190,677)	(37,781,731)

Net Assets
Beginning of period	37,580,454	87,624,270	1,629,704,144	955,425,485	755,849,131	793,630,862
End of period	$24,286,395	$37,580,454	$2,261,713,990	$1,629,704,144	$605,658,454	$755,849,131

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 63-66.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone		Touchstone
Sands Capital		Small		Small		Ultra Short
Select Growth		Cap		Cap Value		Duration Fixed
Fund		Fund		Fund		Income Fund
For the		For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2020	September 30,	March 31, 2020	September 30,	March 31, 2020	September 30,	March 31, 2020	September 30,
(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019

$(6,227,576)	$(19,878,672)	$283,206	$238,680	$219,638	$410,097	$11,562,539	$24,702,944
263,461,301	563,874,003	2,291,660	23,464,145	(2,122,314)	(13,330,857)	60,993	(258,992)
(241,327,081)	(636,787,029)	(20,884,611)	(30,663,731)	(23,442,886)	(3,290,945)	(31,051,151)	4,685,231
15,906,644	(92,791,698)	(18,309,745)	(6,960,906)	(25,345,562)	(16,211,705)	(19,427,619)	29,129,183

(15,437,103)	(21,290,699)	(330,913)	(1,165,908)	(60,356)	(5,072,643)	(794,652)	(1,822,159)
(9,285,031)	(17,571,431)	(285,467)	(1,317,244)	(581)	(85,491)	(39,412)	(93,157)
—	—	—	—	—	—	(1,349,434)	(3,244,399)
(175,614,818)	(260,948,268)	(3,029,452)	(8,692,472)	(112,562)	(2,377,087)	(3,764,841)	(7,334,957)
(75,190,411)	(122,462,519)	—	—	—	—	(1,345,340)	(4,027,821)
—	—	(3,206,417)	(12,411,469)	(175,021)	(2,239,906)	(4,961,825)	(8,648,582)
(275,527,363)	(422,272,917)	(6,852,249)	(23,587,093)	(348,520)	(9,775,127)	(12,255,504)	(25,171,075)

27,650,081	(142,003,990)	6,136,312	(50,241,132)	612,576	(39,026,770)	(6,869,414)	79,576,816

(231,970,638)	(657,068,605)	(19,025,682)	(80,789,131)	(25,081,506)	(65,013,602)	(38,552,537)	83,534,924

1,688,353,329	2,345,421,934	78,505,500	159,294,631	90,201,947	155,215,549	1,008,589,898	925,054,974
$1,456,382,691	$1,688,353,329	$59,479,818	$78,505,500	$65,120,441	$90,201,947	$970,037,361	$1,008,589,898

Statements of Changes in Net Assets - Capital Stock Activity

		Touchstone			Touchstone Anti-Benchmark®
		Active Bond Fund			International Core Equity Fund
	For the Six Months				For the Six Months		For the Period
	Ended		For the Year		Ended		Ended
	March 31, 2020		Ended		March 31, 2020		September 30,
	(Unaudited)		September 30, 2019		(Unaudited)		2019(A)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	636,849	$6,789,267	1,422,056	$14,626,760	—	$—	—	$—
Proceeds from Shares issued in connection with merger(C)	—	—	—	—	—	—	—	—
Reinvestment of distributions	119,452	1,272,529	278,425	2,850,526	—	—	—	—
Cost of Shares redeemed	(1,183,644)	(12,614,691)	(3,059,275)	(31,179,556)	—	—	—	—
Change from Class A Share Transactions	(427,343)	(4,552,895)	(1,358,794)	(13,702,270)	—	—	—	—
Class C
Proceeds from Shares issued	64,782	635,637	73,331	672,601	—	—	—	—
Proceeds from Shares issued in connection with merger(C)	—	—	—	—	—	—	—	—
Reinvestment of distributions	9,179	89,871	37,388	350,078	—	—	—	—
Cost of Shares redeemed	(257,718)	(2,531,473)	(1,493,575)	(14,106,292)	—	—	—	—
Change from Class C Share Transactions	(183,757)	(1,805,965)	(1,382,856)	(13,083,613)	—	—	—	—
Class Y
Proceeds from Shares issued	1,204,708	12,944,785	3,486,649	35,461,232	3,334	32,070	250	2,500
Proceeds from Shares issued in connection with merger(C)	—	—	—	—	—	—	—	—
Reinvestment of distributions	99,181	1,055,866	302,711	3,080,375	9	102	—	3
Cost of Shares redeemed	(1,556,713)	(16,587,885)	(11,913,916)	(120,959,495)	—	—	—	—
Change from Class Y Share Transactions	(252,824)	(2,587,234)	(8,124,556)	(82,417,888)	3,343	32,172	250	2,503
Institutional Class
Proceeds from Shares issued	1,435,664	15,427,820	8,994,600	91,572,024	76,823	682,111	3,689,304	36,945,243
Proceeds from Shares issued in connection with merger(C)	—	—	—	—	—	—	—	—
Reinvestment of distributions	123,779	1,317,592	186,387	1,928,015	77,436	830,890	3,480	32,746
Cost of Shares redeemed	(831,100)	(8,781,291)	(4,013,015)	(40,967,124)	(98,005)	(1,032,472)	(94,015)	(945,229)
Change from Institutional Class Share Transactions	728,343	7,964,121	5,167,972	52,532,915	56,254	480,529	3,598,769	36,032,760

Change from Share Transactions	(135,581)	$(981,973)	(5,698,234)	$(56,670,856)	59,597	$512,701	3,599,019	$36,035,263

(A)Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.

(B)The Fund changed its fiscal year end from June 30 to September 30.

(C)See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Anti-Benchmark®						Touchstone Credit
US Core Equity Fund						Opportunities II Fund
For the Six Months				For the Six Months		For the Three
Ended		For the Period		Ended		Months Ended		For the Year
March 31, 2020		Ended		March 31, 2020		September 30,		Ended
(Unaudited)		September 30, 2019(A)		(Unaudited)		2019 (B)		June 30, 2019
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

—	$—	—	$—	107,785	$1,030,152	13,949	$139,772	16,091	$158,403
—	—	—	—	—	—	698,322	6,996,031	—	—
—	—	—	—	20,455	195,780	388	3,835	806	7,849
—	—	—	—	(253,798)	(2,492,023)	(13,832)	(138,793)	(9,561)	(94,507)
—	—	—	—	(125,558)	(1,266,091)	698,827	7,000,845	7,336	71,745

—	—	—	—	22,613	219,266	8,188	79,994	12,217	121,216
—	—	—	—	—	—	473,084	4,605,015	—	—
—	—	—	—	11,786	109,938	193	1,918	554	5,381
—	—	—	—	(100,319)	(941,429)	(28,936)	(282,404)	(2,267)	(22,317)
—	—	—	—	(65,920)	(612,225)	452,529	4,404,523	10,504	104,280

7,609	86,539	4,904	51,823	1,980,015	18,955,230	299,398	2,999,589	1,205,335	11,677,641
—	—	—	—	—	—	3,543,051	36,187,744	—	—
72	814	1	14	136,985	1,337,543	21,061	208,081	29,642	291,729
(330)	(3,598)	—	—	(3,232,973)	(30,805,974)	(328,931)	(3,317,098)	(138,508)	(1,372,382)
7,351	83,755	4,905	51,837	(1,115,973)	(10,513,201)	3,534,579	36,078,316	1,096,469	10,596,988

—	—	2,500,250	25,002,500	98,420	969,186	28,432	284,408	451,288	4,456,115
—	—	—	—	—	—	(44,528)	911,375	—	—
40,746	459,211	16,156	145,890	146,242	1,414,456	81,570	805,916	337,575	3,272,520
—	—	—	—	(513,361)	(5,198,997)	(127,763)	(1,284,942)	(1,206,092)	(11,920,827)
40,746	459,211	2,516,406	25,148,390	(268,699)	(2,815,355)	(62,289)	716,757	(417,229)	(4,192,192)

48,097	$542,966	2,521,311	$25,200,227	(1,576,150)	$(15,206,872)	4,623,646	$48,200,441	697,080	$6,580,821

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone				Touchstone
	High Yield Fund				Impact Bond Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2020		Ended		March 31, 2020		Ended
	(Unaudited)		September 30, 2019		(Unaudited)		September 30, 2019
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	597,815	$4,860,303	1,662,137	$13,446,109	567,755	$5,939,443	555,411	$5,610,755
Reinvestment of distributions	37,624	301,571	79,556	645,518	9,050	94,596	13,537	136,250
Cost of Shares redeemed	(697,255)	(5,656,893)	(1,506,488)	(12,307,465)	(134,605)	(1,403,016)	(186,508)	(1,853,711)
Change from Class A Share Transactions	(61,816)	(495,019)	235,205	1,784,162	442,200	4,631,023	382,440	3,893,294
Class C
Proceeds from Shares issued	18,952	154,495	123,518	996,259	35,440	370,212	74,026	748,774
Reinvestment of distributions	8,512	68,296	29,572	237,691	805	8,391	1,500	15,058
Cost of Shares redeemed	(193,139)	(1,508,423)	(764,130)	(6,155,763)	(18,892)	(196,284)	(45,500)	(448,699)
Change from Class C Share Transactions	(165,675)	(1,285,632)	(611,040)	(4,921,813)	17,353	182,319	30,026	315,133
Class Y
Proceeds from Shares issued	475,115	3,924,037	1,023,469	8,554,837	3,190,108	33,442,988	5,604,926	56,349,675
Reinvestment of distributions	125,116	1,032,490	287,205	2,388,747	109,108	1,141,574	188,739	1,901,861
Cost of Shares redeemed	(984,356)	(7,971,291)	(3,800,172)	(31,284,845)	(1,638,697)	(17,256,919)	(2,299,908)	(23,117,754)
Change from Class Y Share Transactions	(384,125)	(3,014,764)	(2,489,498)	(20,341,261)	1,660,519	17,327,643	3,493,757	35,133,782
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	4,313,008	33,489,846	3,302,732	27,657,744	3,016,158	31,535,770	8,802,855	88,365,326
Reinvestment of distributions	428,372	3,526,630	775,859	6,475,123	208,729	2,183,193	444,828	4,472,905
Cost of Shares redeemed	(2,159,793)	(17,621,529)	(1,560,919)	(13,035,889)	(4,725,836)	(49,760,515)	(8,961,385)	(89,582,259)
Change from Institutional Class Share Transactions	2,581,587	19,394,947	2,517,672	21,096,978	(1,500,949)	(16,041,552)	286,298	3,255,972

Change from Share Transactions	1,969,971	$14,599,532	(347,661)	$(2,381,934)	619,123	$6,099,433	4,192,521	$42,598,181

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International				Touchstone
ESG Equity Fund				Mid Cap Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2020		Ended		March 31, 2020		Ended
(Unaudited)		September 30, 2019		(Unaudited)		September 30, 2019
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

431,026	$3,218,018	406,511	$3,371,271	924,287	$35,560,370	1,001,545	$35,758,307
254,450	1,876,151	134,546	1,090,024	47,648	1,878,215	34,482	1,060,010
(406,258)	(3,042,523)	(575,998)	(4,853,121)	(394,285)	(14,331,864)	(499,397)	(16,769,979)
279,218	2,051,646	(34,941)	(391,826)	577,650	23,106,721	536,630	20,048,338

13,260	97,982	44,386	367,915	579,672	21,144,202	509,902	16,808,427
215,820	1,584,118	195,625	1,576,867	39,569	1,450,587	56,462	1,632,881
(542,458)	(4,297,518)	(1,013,055)	(8,342,686)	(299,735)	(10,276,092)	(431,317)	(13,750,573)
(313,378)	(2,615,418)	(773,044)	(6,397,904)	319,506	12,318,697	135,047	4,690,735

160,088	1,223,444	1,535,494	12,744,601	22,687,549	838,564,860	15,735,498	553,641,720
374,707	2,755,636	615,371	4,964,614	895,607	35,746,662	728,248	22,612,002
(720,760)	(5,508,657)	(6,077,399)	(50,888,655)	(7,144,976)	(255,080,226)	(6,276,827)	(218,223,100)
(185,965)	(1,529,577)	(3,926,534)	(33,179,440)	16,438,180	619,231,296	10,186,919	358,030,622

—	—	—	—	2,101,698	82,014,495	1,481,414	53,759,389
—	—	—	—	79,863	3,127,420	22,445	685,676
—	—	—	—	(989,722)	(34,515,907)	(495,884)	(18,061,299)
—	—	—	—	1,191,839	50,626,008	1,007,975	36,383,766

—	—	310	2,500	14,647,698	563,440,279	3,017,918	110,621,171
73	538	1	4	187,288	7,491,088	107,708	3,349,524
—	—	—	—	(2,125,656)	(80,991,215)	(552,634)	(19,143,865)
73	538	311	2,504	12,709,330	489,940,152	2,572,992	94,826,830

(220,052)	$(2,092,811)	(4,734,208)	$(39,966,666)	31,236,505	$1,195,222,874	14,439,563	$513,980,291

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap				Touchstone Sands Capital
	Value Fund				Select Growth Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2020		Ended		March 31, 2020		Ended
	(Unaudited)		September 30, 2019		(Unaudited)		September 30, 2019
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	89,023	$1,557,972	149,145	$2,505,536	995,130	$12,059,340	2,882,491	$37,466,635
Reinvestment of distributions	1,479	24,256	35,492	573,460	937,160	10,739,861	1,241,615	14,489,643
Cost of Shares redeemed	(115,409)	(2,001,431)	(498,273)	(8,493,315)	(1,275,786)	(15,781,732)	(2,820,138)	(36,415,606)
Change from Class A Share Transactions	(24,907)	(419,203)	(313,636)	(5,414,319)	656,504	7,017,469	1,303,968	15,540,672
Class C
Proceeds from Shares issued	8,251	140,447	63,277	969,925	543,864	5,537,240	800,446	8,970,545
Reinvestment of distributions	—	—	17,876	279,049	829,670	8,089,277	1,491,943	15,381,930
Cost of Shares redeemed	(57,781)	(944,170)	(197,621)	(3,252,689)	(1,186,738)	(12,761,024)	(2,910,652)	(33,616,304)
Change from Class C Share Transactions	(49,530)	(803,723)	(116,468)	(2,003,715)	186,796	865,493	(618,263)	(9,263,829)
Class Y
Proceeds from Shares issued	4,013,194	58,471,299	4,148,451	71,207,884	24,731,563	328,350,395	47,984,180	671,020,656
Reinvestment of distributions	75,491	1,217,700	936,465	15,250,844	12,162,721	152,642,157	17,298,614	216,916,626
Cost of Shares redeemed	(2,046,483)	(35,253,652)	(7,111,343)	(120,504,725)	(32,440,336)	(435,982,535)	(71,274,284)	(1,025,920,882)
Change from Class Y Share Transactions	2,042,202	24,435,347	(2,026,427)	(34,045,997)	4,453,948	45,010,017	(5,991,490)	(137,983,600)
Class Z
Proceeds from Shares issued	—	—	—	—	1,309,383	15,050,998	3,582,260	47,836,860
Reinvestment of distributions	—	—	—	—	6,518,393	74,831,157	10,414,025	121,739,953
Cost of Shares redeemed	—	—	—	—	(9,325,712)	(115,125,053)	(13,484,486)	(179,874,046)
Change from Class Z Share Transactions	—	—	—	—	(1,497,936)	(25,242,898)	511,799	(10,297,233)
Institutional Class
Proceeds from Shares issued	6,070,748	105,884,447	10,425,351	178,428,195	—	—	—	—
Reinvestment of distributions	123,265	2,030,251	1,113,293	18,280,984	—	—	—	—
Cost of Shares redeemed	(6,350,803)	(108,664,048)	(9,324,209)	(159,358,598)	—	—	—	—
Change from Institutional Class Share Transactions	(156,790)	(749,350)	2,214,435	37,350,581	—	—	—	—

Change from Share Transactions	1,810,975	$22,463,071	(242,096)	$(4,113,450)	3,799,312	$27,650,081	(4,793,986)	$(142,003,990)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone				Touchstone
Small Cap Fund				Small Cap Value Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2020		Ended		March 31, 2020		Ended
(Unaudited)		September 30, 2019		(Unaudited)		September 30, 2019
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

30,276	$360,334	38,055	$472,167	6,021	$134,638	195,449	$4,249,270
26,489	310,982	101,878	1,089,083	2,244	58,275	209,490	4,705,373
(49,839)	(562,937)	(337,532)	(4,407,142)	(135,445)	(3,193,420)	(2,367,137)	(51,823,595)
6,926	108,379	(197,599)	(2,845,892)	(127,180)	(3,000,507)	(1,962,198)	(42,868,952)

10,695	112,816	20,731	207,669	1,488	26,070	8,034	177,715
23,637	254,101	114,175	1,134,906	16	399	3,012	65,850
(111,012)	(1,170,828)	(249,806)	(2,631,113)	(2,405)	(56,531)	(29,729)	(680,560)
(76,680)	(803,911)	(114,900)	(1,288,538)	(901)	(30,062)	(18,683)	(436,995)

775,390	7,402,412	810,114	9,668,277	303,170	7,529,602	328,553	7,538,534
244,189	2,930,498	750,085	8,160,920	4,504	110,562	102,758	2,312,572
(465,334)	(5,220,399)	(1,917,077)	(24,260,072)	(120,447)	(2,763,958)	(874,577)	(20,250,772)
554,245	5,112,511	(356,878)	(6,430,875)	187,227	4,876,206	(443,266)	(10,399,666)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

583,648	6,700,192	2,076,783	25,606,948	233,406	5,359,700	904,996	21,393,137
265,143	3,174,041	934,025	10,124,830	1,933	46,231	29,736	668,672
(702,610)	(8,154,900)	(5,797,319)	(75,407,605)	(266,848)	(6,638,992)	(314,310)	(7,382,966)
146,181	1,719,333	(2,786,511)	(39,675,827)	(31,509)	(1,233,061)	620,422	14,678,843

630,672	$6,136,312	(3,455,888)	$(50,241,132)	27,637	$612,576	(1,803,725)	$(39,026,770)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Ultra Short
	Duration Fixed Income Fund
	For the Six Months
	Ended		For the Year
	March 31, 2020		Ended
	(Unaudited)		September 30, 2019
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,064,133	$9,834,143	1,561,834	$14,461,350
Reinvestment of distributions	78,014	721,020	178,237	1,651,342
Cost of Shares redeemed	(1,615,841)	(14,883,849)	(2,308,007)	(21,370,670)
Change from Class A Share Transactions	(473,694)	(4,328,686)	(567,936)	(5,257,978)
Class C
Proceeds from Shares issued	500,000	4,636,118	469,828	4,349,002
Reinvestment of distributions	2,790	25,789	7,701	71,373
Cost of Shares redeemed	(377,587)	(3,487,381)	(508,717)	(4,714,076)
Change from Class C Share Transactions	125,203	1,174,526	(31,188)	(293,701)
Class S
Proceeds from Shares issued	2,347,945	21,720,974	6,326,264	58,524,099
Reinvestment of distributions	140,886	1,301,848	326,447	3,023,746
Cost of Shares redeemed	(2,935,603)	(27,170,271)	(7,401,049)	(68,520,143)
Change from Class S Share Transactions	(446,772)	(4,147,449)	(748,338)	(6,972,298)
Class Y
Proceeds from Shares issued	8,248,507	76,229,843	19,911,778	184,399,781
Reinvestment of distributions	320,419	2,960,819	616,968	5,717,131
Cost of Shares redeemed	(9,078,240)	(83,845,390)	(15,973,962)	(147,823,922)
Change from Class Y Share Transactions	(509,314)	(4,654,728)	4,554,784	42,292,990
Class Z
Proceeds from Shares issued	1,050,128	9,724,402	8,443,969	78,135,460
Reinvestment of distributions	142,748	1,320,015	416,624	3,860,213
Cost of Shares redeemed	(4,893,215)	(45,193,207)	(12,781,112)	(118,395,872)
Change from Class Z Share Transactions	(3,700,339)	(34,148,790)	(3,920,519)	(36,400,199)
Institutional Class
Proceeds from Shares issued	10,275,783	95,185,408	27,100,680	250,714,052
Reinvestment of distributions	513,288	4,736,999	873,331	8,086,264
Cost of Shares redeemed	(6,582,884)	(60,686,694)	(18,658,124)	(172,592,314)
Change from Institutional Class Share Transactions	4,206,187	39,235,713	9,315,887	86,208,002

Change from Share Transactions	(798,729)	$(6,869,414)	8,602,690	$79,576,816

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Active Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$10.68		$10.01	$10.47		$10.59	$10.20	$10.45
Income (loss) from investment operations:
Net investment income	0.12		0.27	0.23		0.24	0.26	0.26
Net realized and unrealized gains (losses) on investments	(0.32)		0.68	(0.43)		(0.11)	0.43	(0.23)
Total from investment operations	(0.20)		0.95	(0.20)		0.13	0.69	0.03
Distributions from:
Net investment income	(0.13)		(0.28)	(0.26)		(0.25)	(0.30)	(0.28)
Realized capital gains	—		—	—	(A)	—	—	—
Total distributions	(0.13)		(0.28)	(0.26)		(0.25)	(0.30)	(0.28)
Net asset value at end of period	$10.35		$10.68	$10.01		$10.47	$10.59	$10.20
Total return(B)	(1.88	%)(C)	9.68%	(1.87%)		1.26%	6.90%	0.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$119,116		$127,502	$133,083		$22,117	$25,324	$29,135
Ratio to average net assets:
Net expenses	0.90	%(D)	0.90%	0.90%		0.90%	0.90%	0.90%
Gross expenses	0.97	%(D)	1.00%	0.97%		1.18%	1.19%	1.19%
Net investment income	2.35	%(D)	2.68%	2.34%		2.33%	2.52%	2.50%
Portfolio turnover rate	174	%(C)	235%	448	%(E)	496%	590%	349%

Touchstone Active Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$9.82		$9.23	$9.68		$9.82	$9.48	$9.73
Income (loss) from investment operations:
Net investment income	0.03		0.12	0.20		0.14	0.16	0.17
Net realized and unrealized gains (losses) on investments	(0.24)		0.68	(0.46)		(0.10)	0.41	(0.21)
Total from investment operations	(0.21)		0.80	(0.26)		0.04	0.57	(0.04)
Distributions from:
Net investment income	(0.10)		(0.21)	(0.19)		(0.18)	(0.23)	(0.21)
Realized capital gains	—		—	—	(A)	—	—	—
Total distributions	(0.10)		(0.21)	(0.19)		(0.18)	(0.23)	(0.21)
Net asset value at end of period	$9.51		$9.82	$9.23		$9.68	$9.82	$9.48
Total return(B)	(2.18	%)(C)	8.83%	(2.64%)		0.52%	6.03%	(0.47%)
Ratios and supplemental data:
Net assets at end of period (000's)	$9,617		$11,743	$23,807		$4,642	$6,513	$6,946
Ratio to average net assets:
Net expenses	1.65	%(D)	1.65%	1.65%		1.65%	1.65%	1.65%
Gross expenses	1.93	%(D)	1.85%	1.79%		2.18%	2.09%	2.06%
Net investment income	1.60	%(D)	1.93%	1.59%		1.58%	1.77%	1.75%
Portfolio turnover rate	174	%(C)	235%	448	%(E)	496%	590%	349%

(A)	Less than $0.005 per share.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Active Bond Fund—ClassY

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$10.67		$10.00	$10.46		$10.59	$10.20	$10.45
Income (loss) from investment operations:
Net investment income	0.14		0.31	0.26		0.27	0.29	0.29
Net realized and unrealized gains (losses) on investments	(0.32)		0.67	(0.43)		(0.12)	0.43	(0.24)
Total from investment operations	(0.18)		0.98	(0.17)		0.15	0.72	0.05
Distributions from:
Net investment income	(0.15)		(0.31)	(0.29)		(0.28)	(0.33)	(0.30)
Realized capital gains	—		—	—	(A)	—	—	—
Total distributions	(0.15)		(0.31)	(0.29)		(0.28)	(0.33)	(0.30)
Net asset value at end of period	$10.34		$10.67	$10.00		$10.46	$10.59	$10.20
Total return	(1.76	%)(B)	9.96%	(1.62%)		1.43%	7.18%	0.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$84,915		$90,336	$165,937		$79,648	$76,544	$57,394
Ratio to average net assets:
Net expenses	0.65	%(C)	0.65%	0.65%		0.65%	0.65%	0.65%
Gross expenses	0.74	%(C)	0.73%	0.70%		0.86%	0.90%	0.91%
Net investment income	2.60	%(C)	2.93%	2.59%		2.58%	2.77%	2.75%
Portfolio turnover rate	174	%(B)	235%	448	%(D)	496%	590%	349%

Touchstone Active Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$10.67		$10.00	$10.46		$10.58	$10.19	$10.44
Income (loss) from investment operations:
Net investment income	0.14		0.30	0.27		0.25	0.33	0.30
Net realized and unrealized gains (losses) on investments	(0.32)		0.69	(0.43)		(0.09)	0.40	(0.24)
Total from investment operations	(0.18)		0.99	(0.16)		0.16	0.73	0.06
Distributions from:
Net investment income	(0.15)		(0.32)	(0.30)		(0.28)	(0.34)	(0.31)
Realized capital gains	—		—	—	(A)	—	—	—
Total distributions	(0.15)		(0.32)	(0.30)		(0.28)	(0.34)	(0.31)
Net asset value at end of period	$10.34		$10.67	$10.00		$10.46	$10.58	$10.19
Total return	(1.72	%)(B)	10.06%	(1.54%)		1.61%	7.27%	0.57%
Ratios and supplemental data:
Net assets at end of period (000's)	$101,008		$96,477	$38,715		$20,800	$6,841	$6,788
Ratio to average net assets:
Net expenses	0.57	%(C)	0.57%	0.57%		0.57%	0.57%	0.57%
Gross expenses	0.64	%(C)	0.66%	0.66%		0.87%	1.00%	0.95%
Net investment income	2.68	%(C)	3.01%	2.67%		2.66%	2.85%	2.83%
Portfolio turnover rate	174	%(B)	235%	448	%(D)	496%	590%	349%

(A)	Less than $0.005 per share.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Anti-Benchmark® International Core Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Period Ended
	2020		September 30,
	(Unaudited)		2019(A)
Net asset value at beginning of period	$10.20		$10.00
Income (loss) from investment operations:
Net investment income	0.02		0.24
Net realized and unrealized gains (losses) on investments	(1.10)		(0.03)
Total from investment operations	(1.08)		0.21
Distributions from:
Net investment income	(0.23)		(0.01)
Net asset value at end of period	$8.89		$10.20
Total return	(10.98	%)(B)	2.13	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$32		$3
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69	%(C)
Gross expenses	78.83	%(C)	373.97	%(C)
Net investment income	1.14	%(C)	2.74	%(C)
Portfolio turnover rate	26	%(B)	117	%(B)(D)

Touchstone Anti-Benchmark® International Core Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Period Ended
	2020		September 30,
	(Unaudited)		2019(A)
Net asset value at beginning of period	$10.20		$10.00
Income (loss) from investment operations:
Net investment income	0.07		0.21
Net realized and unrealized gains (losses) on investments	(1.14)		—
Total from investment operations	(1.07)		0.21
Distributions from:
Net investment income	(0.24)		(0.01)
Net asset value at end of period	$8.89		$10.20
Total return	(10.93	%)(B)	2.14	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$32,508		$36,710
Ratio to average net assets:
Net expenses	0.59	%(C)	0.59	%(C)
Gross expenses	0.97	%(C)	1.13	%(C)
Net investment income	1.23	%(C)	2.84	%(C)
Portfolio turnover rate	26	%(B)	117	%(B)(D)

(A)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Anti-Benchmark® US Core Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Period Ended
	2020		September 30,
	(Unaudited)		2019(A)
Net asset value at beginning of period	$10.59		$10.00
Income (loss) from investment operations:
Net investment income	0.20		0.09
Net realized and unrealized gains (losses) on investments	(1.45)		0.56
Total from investment operations	(1.25)		0.65
Distributions from:
Net investment income	(0.18)		(0.06)
Net asset value at end of period	$9.16		$10.59
Total return	(12.14	%)(B)	6.57	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$112		$52
Ratio to average net assets:
Net expenses	0.54	%(C)	0.54	%(C)
Gross expenses	14.52	%(C)	110.89	%(C)
Net investment income	2.93	%(C)	2.10	%(C)
Portfolio turnover rate	21	%(B)	137	%(B)(D)

Touchstone Anti-Benchmark® US Core Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Period Ended
	2020		September 30,
	(Unaudited)		2019(A)
Net asset value at beginning of period	$10.59		$10.00
Income (loss) from investment operations:
Net investment income	0.16		0.19
Net realized and unrealized gains (losses) on investments	(1.41)		0.46
Total from investment operations	(1.25)		0.65
Distributions from:
Net investment income	(0.18)		(0.06)
Net asset value at end of period	$9.16		$10.59
Total return	(12.10	%)(B)	6.59	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,411		$26,648
Ratio to average net assets:
Net expenses	0.44	%(C)	0.44	%(C)
Gross expenses	0.78	%(C)	0.85	%(C)
Net investment income	3.03	%(C)	2.21	%(C)
Portfolio turnover rate	21	%(B)	137	%(B)(D)

(A)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Credit Opportunities II Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months					Period
	March 31,		Ended					Ended
	2020		September 30,		Year Ended June 30,			June 30,
	(Unaudited)		2019(A)		2019	2018	2017	2016(B)
Net asset value at beginning of period	$10.03		$9.95		$9.96	$10.41	$10.05	$10.00
Income (loss) from investment operations:
Net investment income	0.29		0.20		0.52	0.49	0.45	0.22
Net realized and unrealized gains (losses) on investments	(1.67)		0.04		0.12	(0.13)	0.45	0.07
Total from investment operations	(1.38)		0.24		0.64	0.36	0.90	0.29
Distributions from:
Net investment income	(0.29)		(0.12)		(0.54)	(0.53)	(0.47)	(0.23)
Realized capital gains	—		(0.04)		(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.29)		(0.16)		(0.65)	(0.81)	(0.54)	(0.24)
Net asset value at end of period	$8.36		$10.03		$9.95	$9.96	$10.41	$10.05
Total return(C)	(14.19	%)(D)	1.40	%(D)	6.69%	3.50%	9.08%	2.95	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$4,980		$7,239		$226	$153	$45	$43
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.18	%(F)	1.18	%(F)	1.55%	1.76%	1.87%	1.73	%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.52	%(F)	2.55	%(F)	7.56%	10.00%	16.01%	38.32	%(F)
Net investment income	5.84	%(F)	5.43	%(F)	5.46%	5.00%	4.44%	3.53	%(F)
Portfolio turnover rate	56	%(D)	28	%(D)(H)	94%	70%	84%	91	%(D)

(A)	The Fund changed its fiscal year end from June 30 to September 30.

(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.08%, 1.08%, 1.45%, 1.69%, 1.69% and 1.69% for the six months ended March 31, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.42%, 2.45%, 7.46%, 9.93%, 15.83% and 38.28% for the six months ended March 31, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.

(H)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Credit Opportunities II Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months					Period
	March 31,		Ended					Ended
	2020		September 30,		Year Ended June 30,			June 30,
	(Unaudited)		2019(A)		2019	2018	2017	2016(B)
Net asset value at beginning of period	$9.75		$9.98		$10.00	$10.44	$10.08	$10.00
Income (loss) from investment operations:
Net investment income	0.25		0.19		0.43	0.44	0.34	0.17
Net realized and unrealized gains (losses) on investments	(1.63)		(0.27)		0.14	(0.15)	0.48	0.08
Total from investment operations	(1.38)		(0.08)		0.57	0.29	0.82	0.25
Distributions from:
Net investment income	(0.25)		(0.11)		(0.48)	(0.45)	(0.39)	(0.16)
Realized capital gains	—		(0.04)		(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.25)		(0.15)		(0.59)	(0.73)	(0.46)	(0.17)
Net asset value at end of period	$8.12		$9.75		$9.98	$10.00	$10.44	$10.08
Total return(C)	(14.43	%)(D)	1.15	%(D)	5.97%	2.69%	8.31%	2.59	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,242		$4,538		$127	$22	$22	$6
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.93	%(F)	1.93	%(F)	2.26%	2.51%	2.62%	2.48	%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.39	%(F)	3.62	%(F)	11.81%	34.60%	73.30%	276.34	%(F)
Net investment income	5.09	%(F)	4.68	%(F)	4.75%	4.25%	3.69%	2.79	%(F)
Portfolio turnover rate	56	%(D)	28	%(D)(H)	94%	70%	84%	91	%(D)

(A)	The Fund changed its fiscal year end from June 30 to September 30.

(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.83%, 1.83%, 2.16%, 2.44%, 2.44% and 2.44% for the six months ended March 31, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.29%, 3.52%, 11.71%, 34.53%, 73.12% and 276.30% for the six months ended March 31, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.

(H)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Credit Opportunities II Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months					Period
	March 31,		Ended					Ended
	2020		September 30,		Year Ended June 30,			June 30,
	(Unaudited)		2019(A)		2019	2018	2017	2016(B)
Net asset value at beginning of period	$10.16		$9.95		$9.96	$10.41	$10.04	$10.00
Income (loss) from investment operations:
Net investment income	0.31		0.17		0.60	0.50	0.39	0.31
Net realized and unrealized gains (losses) on investments	(1.71)		0.21		0.06	(0.12)	0.54	(0.02)
Total from investment operations	(1.40)		0.38		0.66	0.38	0.93	0.29
Distributions from:
Net investment income	(0.30)		(0.13)		(0.56)	(0.55)	(0.49)	(0.24)
Realized capital gains	—		(0.04)		(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.30)		(0.17)		(0.67)	(0.83)	(0.56)	(0.25)
Net asset value at end of period	$8.46		$10.16		$9.95	$9.96	$10.41	$10.04
Total return	(14.09	%)(C)	1.54	%(C)	7.05%	3.73%	9.39%	3.04	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,117		$47,483		$11,356	$444	$315	$3
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	0.93	%(E)	0.93	%(E)	1.09%	1.51%	1.62%	1.48	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.20	%(E)	1.60	%(E)	1.71%	4.29%	8.25%	355.77	%(E)
Net investment income	6.09	%(E)	5.68	%(E)	5.93%	5.25%	4.69%	3.79	%(E)
Portfolio turnover rate	56	%(C)	28	%(C)(G)	94%	70%	84%	91	%(C)

(A)	The Fund changed its fiscal year end from June 30 to September 30.

(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.83%, 0.83%, 0.99%, 1.44%, 1.44% and 1.44% for the six months ended March 31, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.10%, 1.50%, 1.61%, 4.22%, 8.07% and 355.73% for the six months ended March 31, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.

(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Credit Opportunities II Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months					Period
	March 31,		Ended					Ended
	2020		September 30,		Year Ended June 30,			June 30,
	(Unaudited)		2019(A)		2019	2018	2017	2016(B)
Net asset value at beginning of period	$10.22		$9.95		$9.96	$10.41	$10.05	$10.00
Income (loss) from investment operations:
Net investment income	0.31		0.15		0.58	0.55	0.50	0.28
Net realized and unrealized gains (losses) on investments	(1.71)		0.29		0.09	(0.16)	0.43	0.03
Total from investment operations	(1.40)		0.44		0.67	0.39	0.93	0.31
Distributions from:
Net investment income	(0.31)		(0.13)		(0.57)	(0.56)	(0.50)	(0.25)
Realized capital gains	—		(0.04)		(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.31)		(0.17)		(0.68)	(0.84)	(0.57)	(0.26)
Net asset value at end of period	$8.51		$10.22		$9.95	$9.96	$10.41	$10.05
Total return	(14.05	%)(C)	1.57	%(C)	7.04%	3.85%	9.47%	3.22	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$37,838		$48,158		$47,531	$51,715	$53,150	$54,411
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	0.83	%(E)	0.83	%(E)	1.24%	1.41%	1.52%	1.38	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.06	%(E)	1.36	%(E)	1.51%	1.59%	1.69%	1.65	%(E)
Net investment income	6.19	%(E)	5.78	%(E)	5.78%	5.35%	4.79%	3.88	%(E)
Portfolio turnover rate	56	%(C)	28	%(C)(G)	94%	70%	84%	91	%(C)

(A)	The Fund changed its fiscal year end from June 30 to September 30.

(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.73%, 0.73%, 1.14%, 1.34%, 1.34% and 1.34% for the six months ended March 31, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 0.96%, 1.26%, 1.40%, 1.52%, 1.51% and 1.61% for the six months ended March 31, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.

(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone High Yield Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$8.27		$8.12	$8.43	$8.21	$7.95	$8.91
Income (loss) from investment operations:
Net investment income	0.21		0.40	0.41	0.39	0.41	0.43
Net realized and unrealized gains (losses) on investments	(1.18)		0.16	(0.31)	0.21	0.26	(0.81)
Total from investment operations	(0.97)		0.56	0.10	0.60	0.67	(0.38)
Distributions from:
Net investment income	(0.20)		(0.41)	(0.41)	(0.38)	(0.41)	(0.44)
Realized capital gains	—		—	—	—	—	(0.14)
Total distributions	(0.20)		(0.41)	(0.41)	(0.38)	(0.41)	(0.58)
Net asset value at end of period	$7.10		$8.27	$8.12	$8.43	$8.21	$7.95
Total return(A)	(12.04	%)(B)	7.08%	1.24%	7.45%	8.78%	(4.54%)
Ratios and supplemental data:
Net assets at end of period (000's)	$12,124		$14,642	$12,457	$16,925	$20,995	$26,797
Ratio to average net assets:
Net expenses	1.05	%(C)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.26	%(C)	1.28%	1.29%	1.24%	1.23%	1.15%
Net investment income	4.79	%(C)	4.95%	4.76%	4.63%	5.19%	4.92%
Portfolio turnover rate	35	%(B)	63%	59%	69%	56%	35%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$8.25		$8.10	$8.41	$8.19	$7.93	$8.90
Income (loss) from investment operations:
Net investment income	0.16		0.34	0.34	0.33	0.35	0.36
Net realized and unrealized gains (losses) on investments	(1.16)		0.16	(0.30)	0.21	0.26	(0.82)
Total from investment operations	(1.00)		0.50	0.04	0.54	0.61	(0.46)
Distributions from:
Net investment income	(0.17)		(0.35)	(0.35)	(0.32)	(0.35)	(0.37)
Realized capital gains	—		—	—	—	—	(0.14)
Total distributions	(0.17)		(0.35)	(0.35)	(0.32)	(0.35)	(0.51)
Net asset value at end of period	$7.08		$8.25	$8.10	$8.41	$8.19	$7.93
Total return(A)	(12.39	%)(B)	6.31%	0.50%	6.68%	7.99%	(5.28%)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,758		$4,582	$9,444	$13,025	$16,372	$24,755
Ratio to average net assets:
Net expenses	1.80	%(C)	1.80%	1.80%	1.80%	1.80%	1.80%
Gross expenses	2.25	%(C)	2.10%	2.00%	1.97%	1.94%	1.87%
Net investment income	4.04	%(C)	4.20%	4.01%	3.88%	4.44%	4.17%
Portfolio turnover rate	35	%(B)	63%	59%	69%	56%	35%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone High Yield Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$8.52		$8.35	$8.67	$8.44	$8.16	$9.14
Income (loss) from investment operations:
Net investment income	0.23		0.47	0.44	0.43	0.46	0.47
Net realized and unrealized gains (losses) on investments	(1.23)		0.14	(0.32)	0.21	0.25	(0.85)
Total from investment operations	(1.00)		0.61	0.12	0.64	0.71	(0.38)
Distributions from:
Net investment income	(0.21)		(0.44)	(0.44)	(0.41)	(0.43)	(0.46)
Realized capital gains	—		—	—	—	—	(0.14)
Total distributions	(0.21)		(0.44)	(0.44)	(0.41)	(0.43)	(0.60)
Net asset value at end of period	$7.31		$8.52	$8.35	$8.67	$8.44	$8.16
Total return	(11.99	%)(A)	7.52%	1.44%	7.74%	9.11%	(4.42%)
Ratios and supplemental data:
Net assets at end of period (000's)	$34,975		$44,030	$63,983	$75,435	$85,739	$119,505
Ratio to average net assets:	0.80	%(B)	0.80%	0.80%	0.80%	0.80%	0.80%
Net expenses
Gross expenses	0.90	%(B)	0.91%	0.88%	0.90%	0.91%	0.87%
Net investment income	5.04	%(B)	5.20%	5.01%	4.88%	5.44%	5.17%
Portfolio turnover rate	35	%(A)	63%	59%	69%	56%	35%

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$8.51		$8.35	$8.66	$8.43	$8.16	$9.13
Income (loss) from investment operations:
Net investment income	0.21		0.44	0.44	0.42	0.44	0.46
Net realized and unrealized gains (losses) on investments	(1.21)		0.16	(0.30)	0.22	0.27	(0.82)
Total from investment operations	(1.00)		0.60	0.14	0.64	0.71	(0.36)
Distributions from:
Net investment income	(0.21)		(0.44)	(0.45)	(0.41)	(0.44)	(0.47)
Realized capital gains	—		—	—	—	—	(0.14)
Total distributions	(0.21)		(0.44)	(0.45)	(0.41)	(0.44)	(0.61)
Net asset value at end of period	$7.30		$8.51	$8.35	$8.66	$8.43	$8.16
Total return	(11.97	%)(A)	7.47%	1.63%	7.70%	9.19%	(4.23%)
Ratios and supplemental data:
Net assets at end of period (000's)	$134,993		$135,328	$111,705	$112,503	$93,267	$59,037
Ratio to average net assets:	0.72	%(B)	0.72%	0.72%	0.72%	0.72%	0.72%
Net expenses
Gross expenses	0.75	%(B)	0.77%	0.76%	0.75%	0.77%	0.75%
Net investment income	5.12	%(B)	5.28%	5.09%	4.96%	5.52%	5.25%
Portfolio turnover rate	35	%(A)	63%	59%	69%	56%	35%

(A)	Not annualized.
(B)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Impact Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$10.44		$9.77	$10.13	$10.38	$10.19	$10.23
Income (loss) from investment operations:
Net investment income	0.10		0.23	0.22	0.18	0.24	0.22
Net realized and unrealized gains (losses) on investments	(0.01)		0.69	(0.33)	(0.17)	0.22	0.01
Total from investment operations	0.09		0.92	(0.11)	0.01	0.46	0.23
Distributions from:
Net investment income	(0.11)		(0.25)	(0.25)	(0.26)	(0.27)	(0.27)
Net asset value at end of period	$10.42		$10.44	$9.77	$10.13	$10.38	$10.19
Total return(A)	0.88	%(B)	9.59%	(1.07%)	0.15%	4.57%	2.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,675		$10,083	$5,697	$5,137	$8,639	$5,749
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.85%	0.87%	0.90%
Gross expenses	1.06	%(C)	1.19%	1.30%	1.22%	1.25%	1.26%
Net investment income	1.94	%(C)	2.28%	2.25%	1.98%	2.26%	2.10%
Portfolio turnover rate	12	%(B)	22%	40%	18%	12%	19%

Touchstone Impact Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$10.43		$9.75	$10.12	$10.36	$10.18	$10.21
Income (loss) from investment operations:
Net investment income	0.05		0.16	0.16	0.11	0.15	0.14
Net realized and unrealized gains (losses) on investments	(—	)(D)	0.70	(0.35)	(0.17)	0.22	0.02
Total from investment operations	0.05		0.86	(0.19)	(0.06)	0.37	0.16
Distributions from:
Net investment income	(0.07)		(0.18)	(0.18)	(0.18)	(0.19)	(0.19)
Net asset value at end of period	$10.41		$10.43	$9.75	$10.12	$10.36	$10.18
Total return(A)	0.52	%(B)	8.89%	(1.94%)	(0.51%)	3.70%	1.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,653		$1,475	$1,087	$1,876	$2,813	$2,368
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.60%	1.62%	1.65%
Gross expenses	2.52	%(C)	2.94%	2.78%	2.30%	2.19%	2.27%
Net investment income	1.19	%(C)	1.53%	1.50%	1.23%	1.51%	1.35%
Portfolio turnover rate	12	%(B)	22%	40%	18%	12%	19%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Impact Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$10.45		$9.78	$10.15	$10.39	$10.20	$10.24
Income (loss) from investment operations:
Net investment income	0.11		0.26	0.24	0.24	0.26	0.25
Net realized and unrealized gains (losses) on investments	(—	)(A)	0.69	(0.33)	(0.19)	0.23	0.01
Total from investment operations	0.11		0.95	(0.09)	0.05	0.49	0.26
Distributions from:
Net investment income	(0.12)		(0.28)	(0.28)	(0.29)	(0.30)	(0.30)
Net asset value at end of period	$10.44		$10.45	$9.78	$10.15	$10.39	$10.20
Total return	1.10	%(B)	9.84%	(0.92%)	0.50%	4.82%	2.51%
Ratios and supplemental data:
Net assets at end of period (000's)	$112,395		$95,218	$54,895	$37,233	$49,484	$39,751
Ratio to average net assets:
Net expenses	0.60	%(C)	0.60%	0.60%	0.60%	0.62%	0.65%
Gross expenses	0.64	%(C)	0.68%	0.67%	0.73%	0.71%	0.70%
Net investment income	2.19	%(C)	2.53%	2.50%	2.23%	2.51%	2.35%
Portfolio turnover rate	12	%(B)	22%	40%	18%	12%	19%

Touchstone Impact Bond Fund — Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$10.45		$9.78	$10.14	$10.39	$10.20	$10.24
Income (loss) from investment operations:
Net investment income	0.12		0.27	0.26	0.25	0.28	0.26
Net realized and unrealized gains (losses) on investments	(—	)(A)	0.69	(0.33)	(0.20)	0.22	0.01
Total from investment operations	0.12		0.96	(0.07)	0.05	0.50	0.27
Distributions from:
Net investment income	(0.13)		(0.29)	(0.29)	(0.30)	(0.31)	(0.31)
Net asset value at end of period	$10.44		$10.45	$9.78	$10.14	$10.39	$10.20
Total return	1.15	%(B)	9.95%	(0.72%)	0.51%	4.94%	2.65%
Ratios and supplemental data:
Net assets at end of period (000's)	$191,466		$207,462	$191,224	$222,013	$166,008	$134,877
Ratio to average net assets:
Net expenses	0.50	%(C)	0.50%	0.50%	0.50%	0.50%	0.50%
Gross expenses	0.59	%(C)	0.60%	0.60%	0.60%	0.60%	0.61%
Net investment income	2.28	%(C)	2.63%	2.60%	2.33%	2.63%	2.50%
Portfolio turnover rate	12	%(B)	22%	40%	18%	12%	19%

(A)	Less than $0.005 per share.

(B)	Not annualized.

(C)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International ESG Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$8.50		$9.58	$9.40	$8.77	$8.27	$9.98
Income (loss) from investment operations:
Net investment income	—	(A)	0.15	0.24	0.25	0.22	0.24
Net realized and unrealized gains (losses) on investments	(1.01)		(0.29)	0.35	0.62	1.04	(1.25)
Total from investment operations	(1.01)		(0.14)	0.59	0.87	1.26	(1.01)
Distributions from:
Net investment income	(0.02)		(0.17)	(0.23)	(0.24)	(0.21)	(0.25)
Realized capital gains	(1.69)		(0.77)	(0.18)	—	(0.55)	(0.45)
Total distributions	(1.71)		(0.94)	(0.41)	(0.24)	(0.76)	(0.70)
Net asset value at end of period	$5.78		$8.50	$9.58	$9.40	$8.77	$8.27
Total return(B)	(16.15	%)(C)	(0.81%)	6.41%	10.10%	16.80%	(10.79%)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,638		$10,333	$11,984	$22,725	$26,907	$36,023
Ratio to average net assets:
Net expenses	1.17	%(D)	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	1.67	%(D)	1.52%	1.41%	1.36%	1.34%	1.25%
Net investment income	0.19	%(D)	1.71%	2.16%	2.69%	2.57%	2.57%
Portfolio turnover rate	48	%(C)	123%	68%	39%	38%	31%

Touchstone International ESG Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$8.48		$9.57	$9.39	$8.75	$8.26	$9.97
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.09	0.14	0.17	0.15	0.17
Net realized and unrealized gains (losses) on investments	(1.00)		(0.30)	0.38	0.64	1.04	(1.24)
Total from investment operations	(1.03)		(0.21)	0.52	0.81	1.19	(1.07)
Distributions from:
Net investment income	(—	)(A)	(0.11)	(0.16)	(0.17)	(0.15)	(0.19)
Realized capital gains	(1.69)		(0.77)	(0.18)	—	(0.55)	(0.45)
Total distributions	(1.69)		(0.88)	(0.34)	(0.17)	(0.70)	(0.64)
Net asset value at end of period	$5.76		$8.48	$9.57	$9.39	$8.75	$8.26
Total return(B)	(16.44	%)(C)	(1.61%)	5.62%	9.42%	15.81%	(11.45%)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,459		$10,691	$19,455	$22,324	$25,781	$31,405
Ratio to average net assets:
Net expenses	1.95	%(D)	1.95%	1.95%	1.95%	1.95%	1.95%
Gross expenses	2.39	%(D)	2.16%	2.07%	2.05%	2.05%	2.00%
Net investment income (loss)	(0.59	%)(D)	1.05%	1.41%	1.94%	1.82%	1.82%
Portfolio turnover rate	48	%(C)	123%	68%	39%	38%	31%

(A)	Less than $0.005 per share.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International ESG Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$8.47		$9.55	$9.38	$8.75	$8.25	$9.97
Income (loss) from investment operations:
Net investment income	0.01		0.18	0.23	0.26	0.23	0.26
Net realized and unrealized gains (losses) on investments	(1.00)		(0.30)	0.37	0.63	1.05	(1.25)
Total from investment operations	(0.99)		(0.12)	0.60	0.89	1.28	(0.99)
Distributions from:
Net investment income	(0.03)		(0.19)	(0.25)	(0.26)	(0.23)	(0.28)
Realized capital gains	(1.69)		(0.77)	(0.18)	—	(0.55)	(0.45)
Total distributions	(1.72)		(0.96)	(0.43)	(0.26)	(0.78)	(0.73)
Net asset value at end of period	$5.76		$8.47	$9.55	$9.38	$8.75	$8.25
Total return	(16.03	%)(A)	(0.57%)	6.59%	10.41%	17.13%	(10.58%)
Ratios and supplemental data:
Net assets at end of period (000's)	$10,187		$16,554	$56,185	$75,763	$99,953	$100,772
Ratio to average net assets:
Net expenses	0.90	%(B)	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.41	%(B)	1.09%	0.99%	1.00%	1.03%	0.97%
Net investment income	0.46	%(B)	2.17%	2.41%	2.94%	2.82%	2.82%
Portfolio turnover rate	48	%(A)	123%	68%	39%	38%	31%

Touchstone International ESG Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Period Ended
	2020		September 30,
	(Unaudited)		2019(C)
Net asset value at beginning of period	$8.48		$8.05	(D)
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01)
Net realized and unrealized gains (losses) on investments	(1.01)		0.45
Total from investment operations	(0.99)		0.44
Distributions from:
Net investment income	(0.03)		(0.01)
Realized capital gains	(1.69)		—
Total distributions	(1.72)		(0.01)
Net asset value at end of period	$5.77		$8.48
Total return	(15.88	%)(A)	5.46	%(A)
Ratios and supplemental data:
Net assets at end of period (000's)	$2		$3
Ratio to average net assets:
Net expenses	0.89	%(B)	0.89	%(B)
Gross expenses	1,107.95	%(B)	2,643.52	%(B)
Net investment income (loss)	0.47	%(B)	(0.97	%)(B)
Portfolio turnover rate	48	%(A)	123	%(A)

(A)	Not annualized.

(B)	Annualized.

(C)	Represents the period from commencement of operations (August 23, 2019) through September 30, 2019.

(D)	Net asset value at the beginning of period is based on the net asset value of Class A shares on August 23, 2019.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2020	Year Ended September 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$38.87	$34.99	$30.50	$25.91	$23.22	$23.68
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.05	0.01	(A)	(0.02	)(A)	0.12	(0.02	)(A)
Net realized and unrealized gains (losses) on investments	(7.07)	5.00	4.79	4.69	2.57	(0.44)
Total from investment operations	(6.97)	5.05	4.80	4.67	2.69	(0.46)
Distributions from:
Net investment income	(0.24)	(0.02)	—	(0.08)	—	—
Realized capital gains	(0.89)	(1.15)	(0.31)	—	—	—
Total distributions	(1.13)	(1.17)	(0.31)	(0.08)	—	—
Net asset value at end of period	$30.77	$38.87	$34.99	$30.50	$25.91	$23.22
Total return(B)	(18.56	%)(C)	15.34%	15.83%	18.08%	11.58%	(1.94%)
Ratios and supplemental data:
Net assets at end of period (000's)	$66,666	$61,772	$36,824	$34,761	$53,044	$62,717
Ratio to average net assets:
Net expenses	1.21	%(D)	1.23%	1.24%	1.24%	1.24%	1.24%
Gross expenses	1.27	%(D)	1.36%	1.35%	1.36%	1.35%	1.35%
Net investment income (loss)	0.46	%(D)	0.19%	0.04%	(0.09%)	0.43%	(0.07%)
Portfolio turnover rate	9	%(C)	25%	46%	19%	19%	17%

Touchstone Mid Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$36.34		$33.01	$29.02		$24.76		$22.35	$22.97
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.17)	(0.22	)(A)	(0.22	)(A)	(0.12)	(0.20	)(A)
Net realized and unrealized gains (losses) on investments	(6.65)		4.65	4.52		4.48		2.53	(0.42)
Total from investment operations	(6.67)		4.48	4.30		4.26		2.41	(0.62)
Distributions from:
Realized capital gains	(0.89)		(1.15)	(0.31)		—		—	—
Net asset value at end of period	$28.78		$36.34	$33.01		$29.02		$24.76	$22.35
Total return(B)	(18.88	%)(C)	14.48%	14.91%		17.21%		10.78%	(2.70%)
Ratios and supplemental data:
Net assets at end of period (000's)	$62,142		$66,855	$56,274		$57,224		$59,431	$60,815
Ratio to average net assets:
Net expenses	1.96	%(D)	1.98%	1.99%		1.99%		1.99%	1.99%
Gross expenses	2.00	%(D)	2.07%	2.08%		2.11%		2.13%	2.12%
Net investment loss	(0.29	%)(D)	(0.56%)	(0.71%)		(0.84%)		(0.32%)	(0.82%)
Portfolio turnover rate	9	%(C)	25%	46%		19%		19%	17%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2020	Year Ended September 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$39.33	$35.33	$30.77	$26.14	$23.38	$23.83
Income (loss) from investment operations:
Net investment income	0.14	0.14	0.10	(A)	0.05	(A)	0.18	0.05	(A)
Net realized and unrealized gains (losses) on investments	(7.15)	5.05	4.82	4.74	2.59	(0.45)
Total from investment operations	(7.01)	5.19	4.92	4.79	2.77	(0.40)
Distributions from:
Net investment income	(0.29)	(0.04)	(0.05)	(0.16)	(0.01)	(0.05)
Realized capital gains	(0.89)	(1.15)	(0.31)	—	—	—
Total distributions	(1.18)	(1.19)	(0.36)	(0.16)	(0.01)	(0.05)
Net asset value at end of period	$31.14	$39.33	$35.33	$30.77	$26.14	$23.38
Total return	(18.46	%)(B)	15.62%	16.09%	18.40%	11.87%	(1.69%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,457,013	$1,194,001	$712,578	$551,794	$476,831	$481,735
Ratio to average net assets:
Net expenses	0.96	%(C)	0.98%	0.99%	0.99%	0.99%	0.99%
Gross expenses	1.01	%(C)	1.07%	1.05%	1.08%	1.07%	1.11%
Net investment income	0.71	%(C)	0.44%	0.29%	0.16%	0.68%	0.18%
Portfolio turnover rate	9	%(B)	25%	46%	19%	19%	17%

Touchstone Mid Cap Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2020	Year Ended September 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$38.62	$34.78	$30.32	$25.75	$23.08	$23.54
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.05	0.01	(A)	(0.02	)(A)	0.12	(0.02	)(A)
Net realized and unrealized gains (losses) on investments	(6.99)	4.96	4.76	4.67	2.55	(0.44)
Total from investment operations	(6.93)	5.01	4.77	4.65	2.67	(0.46)
Distributions from:
Net investment income	(0.26)	(0.02)	—	(0.08)	(—	)(D)	—
Realized capital gains	(0.89)	(1.15)	(0.31)	—	—	—
Total distributions	(1.15)	(1.17)	(0.31)	(0.08)	(—	)(D)	—
Net asset value at end of period	$30.54	$38.62	$34.78	$30.32	$25.75	$23.08
Total return	(18.56	%)(B)	15.32%	15.83%	18.08%	11.58%	(1.95%)
Ratios and supplemental data:
Net assets at end of period (000's)	$85,168	$61,657	$20,464	$19,312	$18,934	$18,693
Ratio to average net assets:
Net expenses	1.21	%(C)	1.22%	1.24%	1.24%	1.24%	1.24%
Gross expenses	1.28	%(C)	1.37%	1.40%	1.44%	1.46%	1.44%
Net investment income (loss)	0.46	%(C)	0.19%	0.04%	(0.09%)	0.43%	(0.07%)
Portfolio turnover rate	9	%(B)	25%	46%	19%	19%	17%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Not annualized.

(C)	Annualized.

(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2020	Year Ended September 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$39.41	$35.38	$30.81	$26.18	$23.40	$23.85
Income (loss) from investment operations:
Net investment income	0.20	0.15	0.12	(A)	0.07	(A)	0.19	0.06	(A)
Net realized and unrealized gains (losses) on investments	(7.21)	5.08	4.83	4.74	2.61	(0.44)
Total from investment operations	(7.01)	5.23	4.95	4.81	2.80	(0.38)
Distributions from:
Net investment income	(0.32)	(0.05)	(0.07)	(0.18)	(0.02)	(0.07)
Realized capital gains	(0.89)	(1.15)	(0.31)	—	—	—
Total distributions	(1.21)	(1.20)	(0.38)	(0.18)	(0.02)	(0.07)
Net asset value at end of period	$31.19	$39.41	$35.38	$30.81	$26.18	$23.40
Total return	(18.43	%)(B)	15.71%	16.18%	18.50%	11.92%	(1.62%)
Ratios and supplemental data:
Net assets at end of period (000's)	$590,724	$245,418	$129,284	$113,867	$77,775	$76,324
Ratio to average net assets:
Net expenses	0.89	%(C)	0.91%	0.92%	0.92%	0.92%	0.92%
Gross expenses	0.92	%(C)	0.97%	0.97%	0.98%	0.99%	1.00%
Net investment income	0.78	%(C)	0.51%	0.36%	0.23%	0.75%	0.25%
Portfolio turnover rate	9	%(B)	25%	46%	19%	19%	17%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Not annualized.

(C)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2020	Year Ended September 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$17.91	$18.71	$19.36	$17.49	$15.70	$16.60
Income (loss) from investment operations:
Net investment income	0.07	0.12	0.07	0.04	0.09	(A)	0.12
Net realized and unrealized gains (losses) on investments	(4.17)	(0.06)	0.48	2.47	2.76	(0.28)
Total from investment operations	(4.10)	0.06	0.55	2.51	2.85	(0.16)
Distributions from:
Net investment income	(0.05)	(0.10)	(0.06)	(0.03)	(0.10)	(0.10)
Realized capital gains	—	(0.76)	(1.14)	(0.61)	(0.96)	(0.64)
Total distributions	(0.05)	(0.86)	(1.20)	(0.64)	(1.06)	(0.74)
Net asset value at end of period	$13.76	$17.91	$18.71	$19.36	$17.49	$15.70
Total return(B)	(22.94	%)(C)	0.81%	2.80%	14.62%	19.20%	(1.14%)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,006	$10,866	$17,217	$21,001	$21,867	$7,663
Ratio to average net assets:
Net expenses	1.22	%(D)	1.22%	1.25%	1.27%	1.27%	1.29%
Gross expenses	1.55	%(D)	1.53%	1.48%	1.47%	1.59%	1.66%
Net investment income	0.69	%(D)	0.59%	0.32%	0.19%	0.56%	0.55%
Portfolio turnover rate	20	%(C)	34%	31%	43%	45%	54%

Touchstone Mid Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016		2015
Net asset value at beginning of period	$17.37		$18.20	$18.94	$17.23	$15.49		$16.42
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.12)	(0.13)	(0.06)	(0.03	)(A)	(0.04)
Net realized and unrealized gains (losses) on investments	(3.96)		0.05	0.53	2.38	2.73		(0.25)
Total from investment operations	(4.03)		(0.07)	0.40	2.32	2.70		(0.29)
Distributions from:
Realized capital gains	—		(0.76)	(1.14)	(0.61)	(0.96)		(0.64)
Total distributions	—		(0.76)	(1.14)	(0.61)	(0.96)		(0.64)
Net asset value at end of period	$13.34		$17.37	$18.20	$18.94	$17.23		$15.49
Total return(B)	(23.20	%)(C)	0.06%	2.04%	13.78%	18.32%		(1.91%)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,469		$5,378	$7,755	$10,758	$4,088		$1,752
Ratio to average net assets:
Net expenses	1.97	%(D)	1.97%	2.01%	2.02%	2.02%		2.04%
Gross expenses	2.43	%(D)	2.40%	2.31%	2.33%	2.75%		2.83%
Net investment loss	(0.06	%)(D)	(0.17%)	(0.43%)	(0.56%)	(0.19%)		(0.20%)
Portfolio turnover rate	20	%(C)	34%	31%	43%	45%		54%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2020	Year Ended September 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$17.99	$18.79	$19.45	$17.57	$15.76	$16.67
Income (loss) from investment operations:
Net investment income	0.08	0.14	0.11	0.08	0.13	(A)	0.14
Net realized and unrealized gains (losses) on investments	(4.18)	(0.04)	0.48	2.49	2.78	(0.27)
Total from investment operations	(4.10)	0.10	0.59	2.57	2.91	(0.13)
Distributions from:
Net investment income	(0.07)	(0.14)	(0.11)	(0.08)	(0.14)	(0.14)
Realized capital gains	—	(0.76)	(1.14)	(0.61)	(0.96)	(0.64)
Total distributions	(0.07)	(0.90)	(1.25)	(0.69)	(1.10)	(0.78)
Net asset value at end of period	$13.82	$17.99	$18.79	$19.45	$17.57	$15.76
Total return	(22.83	%)(B)	1.08%	3.00%	14.91%	19.51%	(0.91%)
Ratios and supplemental data:
Net assets at end of period (000's)	$248,231	$286,407	$337,247	$322,979	$292,978	$208,525
Ratio to average net assets:
Net expenses	0.97	%(C)	0.97%	1.00%	1.02%	1.03%	1.04%
Gross expenses	1.23	%(C)	1.19%	1.05%	1.10%	1.13%	1.13%
Net investment income	0.94	%(C)	0.84%	0.57%	0.43%	0.81%	0.81%
Portfolio turnover rate	20	%(B)	34%	31%	43%	45%	54%

Touchstone Mid Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2020	Year Ended September 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$18.09	$18.89	$19.54	$17.64	$15.82	$16.73
Income (loss) from investment operations:
Net investment income	0.09	0.17	0.12	0.09	0.16	(A)	0.17
Net realized and unrealized gains (losses) on investments	(4.21)	(0.04)	0.50	2.52	2.78	(0.27)
Total from investment operations	(4.12)	0.13	0.62	2.61	2.94	(0.10)
Distributions from:
Net investment income	(0.07)	(0.17)	(0.13)	(0.10)	(0.16)	(0.17)
Realized capital gains	—	(0.76)	(1.14)	(0.61)	(0.96)	(0.64)
Total distributions	(0.07)	(0.93)	(1.27)	(0.71)	(1.12)	(0.81)
Net asset value at end of period	$13.90	$18.09	$18.89	$19.54	$17.64	$15.82
Total return	(22.77	%)(B)	1.20%	3.17%	15.04%	19.71%	(0.76%)
Ratios and supplemental data:
Net assets at end of period (000's)	$345,953	$453,198	$431,412	$334,083	$185,989	$124,592
Ratio to average net assets:
Net expenses	0.84	%(C)	0.84%	0.87%	0.89%	0.89%	0.89%
Gross expenses	0.97	%(C)	0.97%	0.99%	1.01%	1.03%	1.03%
Net investment income	1.07	%(C)	0.97%	0.70%	0.57%	0.94%	0.96%
Portfolio turnover rate	20	%(B)	34%	31%	43%	45%	54%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Not annualized.

(C)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$13.12		$17.73		$16.58		$16.14	$16.48	$18.15
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.06)		(0.21)		(0.34)	(0.28)	(0.15)
Net realized and unrealized gains (losses) on investments	0.13		(0.72)		4.72		2.94	1.47	(0.64)
Total from investment operations	0.11		(0.78)		4.51		2.60	1.19	(0.79)
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)	(0.88)
Net asset value at end of period	$10.86		$13.12		$17.73		$16.58	$16.14	$16.48
Total return(A)	(0.18	%)(B)	(1.75%)		33.03%		19.63%	7.17%	(4.70%)
Ratios and supplemental data:
Net assets at end of period (000's)	$81,033		$89,299		$97,583		$89,860	$138,315	$230,783
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	1.30	%(D)	1.44%		1.43%		1.23%	1.07%	1.10%
Gross expenses (including liquidity provider expenses)(E)	1.30	%(D)	1.44%		1.43%		1.25%	1.09%	1.10%
Net investment loss	(0.88	%)(D)	(1.23%)		(1.28%)		(0.95%)	(0.81%)	(0.65%)
Portfolio turnover rate	22	%(B)(F)	25	%(F)	21	%(F)	22%	46%	29%

Touchstone Sands Capital Select Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$11.52		$16.20		$15.51		$15.36	$15.86	$17.62
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.51)		(0.24)		(0.79)	(0.52)	(0.30)
Net realized and unrealized gains (losses) on investments	0.08		(0.34)		4.29		3.10	1.55	(0.58)
Total from investment operations	0.07		(0.85)		4.05		2.31	1.03	(0.88)
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)	(0.88)
Net asset value at end of period	$9.22		$11.52		$16.20		$15.51	$15.36	$15.86
Total return(A)	(0.40	%)(B)	(2.44%)		32.11%		18.77%	6.32%	(5.38%)
Ratios and supplemental data:
Net assets at end of period (000's)	$41,808		$50,079		$80,444		$73,516	$111,951	$163,237
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	2.05	%(D)	2.19%		2.18%		1.98%	1.82%	1.85%
Gross expenses (including liquidity provider expenses)(E)	2.08	%(D)	2.21%		2.19%		2.01%	1.84%	1.85%
Net investment loss	(1.63	%)(D)	(1.98%)		(2.03%)		(1.70%)	(1.56%)	(1.40%)
Portfolio turnover rate	22	%(B)(F)	25	%(F)	21	%(F)	22%	46%	29%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.25%, 1.40% and 1.42% and for Class C were 2.00%, 2.15% and 2.17% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(D)	Annualized.

(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.25%, 1.40% and 1.42% and for Class C were 2.03%, 2.17% and 2.18% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$14.14		$18.73		$17.29		$16.70	$16.96	$18.61
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.14)		(0.18)		(0.10)	(0.11)	(0.08)
Net realized and unrealized gains (losses) on investments	0.17		(0.62)		4.98		2.85	1.38	(0.69)
Total from investment operations	0.12		(0.76)		4.80		2.75	1.27	(0.77)
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)	(0.88)
Net asset value at end of period	$11.89		$14.14		$18.73		$17.29	$16.70	$16.96
Total return	(0.01	%)(A)	(1.45%)		33.36%		19.89%	7.46%	(4.46%)
Ratios and supplemental data:
Net assets at end of period (000's)	$969,826		$1,089,979		$1,556,324		$1,775,755	$2,209,841	$3,198,758
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(B)	1.05	%(C)(D)	1.19	%(D)	1.18	%(D)	0.98%	0.82%	0.83%
Gross expenses (including liquidity provider expenses)(E)	1.04	%(C)	1.18%		1.17%		0.99%	0.82%	0.83%
Net investment loss	(0.63	%)(C)	(0.98%)		(1.03%)		(0.70%)	(0.56%)	(0.39%)
Portfolio turnover rate	22	%(A)(F)	25	%(F)	21	%(F)	22%	46%	29%

Touchstone Sands Capital Select Growth Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$13.14		$17.75		$16.58		$16.15	$16.49	$18.15
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.17)		(0.20)		(0.32)	(0.29)	(0.19)
Net realized and unrealized gains (losses) on investments	0.19		(0.61)		4.73		2.91	1.48	(0.59)
Total from investment operations	0.11		(0.78)		4.53		2.59	1.19	(0.78)
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)	(0.88)
Net asset value at end of period	$10.88		$13.14		$17.75		$16.58	$16.15	$16.49
Total return	(0.17	%)(A)	(1.69%)		33.10%		19.62%	7.24%	(4.70%)
Ratios and supplemental data:
Net assets at end of period (000's)	$363,716		$458,996		$611,071		$556,651	$777,930	$1,292,853
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(B)	1.29	%(C)	1.43%		1.42%		1.22%	1.04%	1.08%
Gross expenses (including liquidity provider expenses)(E)	1.36	%(C)	1.49%		1.47%		1.28%	1.11%	1.13%
Net investment loss	(0.87	%)(C)	(1.22%)		(1.27%)		(0.94%)	(0.79%)	(0.64%)
Portfolio turnover rate	22	%(A)(F)	25	%(F)	21	%(F)	22%	46%	29%

(A)	Not annualized.

(B)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 1.00%, 1.15% and 1.17% and for Class Z were 1.24%, 1.39% and 1.41% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(C)	Annualized.

(D)	Net expenses include amounts recouped by the Advisor.

(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.99%, 1.14% and 1.16% and for Class Z were 1.31%, 1.45% and 1.46% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017		2016		2015
Net asset value at beginning of period	$12.35		$16.24		$17.73		$16.24		$17.73		$20.55
Income (loss) from investment operations:
Net investment income	0.03		—	(A)	0.32	(B)(C)	0.02		—	(A)	0.15	(D)
Net realized and unrealized gains (losses) on investments	(2.81)		(0.49)		1.52		1.47		0.59		(1.38)
Total from investment operations	(2.78)		(0.49)		1.84		1.49		0.59		(1.23)
Distributions from:
Net investment income	—		—		(0.34)		—		(0.13)		(—	)(A)
Realized capital gains	(1.09)		(3.40)		(2.99)		—		(1.95)		(1.59)
Total distributions	(1.09)		(3.40)		(3.33)		—		(2.08)		(1.59)
Net asset value at end of period	$8.48		$12.35		$16.24		$17.73		$16.24		$17.73
Total return(E)	(24.94	%)(F)	0.22%		12.14%		9.17%		3.74%		(6.36%)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,636		$3,750		$8,142		$12,461		$37,942		$62,423
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(G)	1.27	%(H)	1.39%		1.39%		1.38%		1.38%		1.38%
Gross expenses (including liquidity provider expenses)(I)	2.12	%(H)	2.01%		1.65%		1.52%		1.45%		1.42%
Net investment income	0.51	%(H)	0.02%		1.99	%(B)	0.00	%(A)	0.00	%(A)	0.75	%(D)
Portfolio turnover rate	11	%(F)(J)	17	%(J)	29	%(J)	18%		17%		42%

(A)	Less than $0.005 per share or 0.005%.

(B)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class A by $0.34 and 2.10%, respectively.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.

(D)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(E)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(F)	Not annualized.

(G)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.24%, 1.34% and 1.38% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(H)	Annualized.

(I)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 2.09%, 1.96% and 1.64% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$11.41		$15.40		$16.94		$15.63	$17.16	$20.07
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.10)		0.19	(A)(B)	(0.31)	(0.16)	—	(C)(D)
Net realized and unrealized gains (losses) on investments	(2.51)		(0.49)		1.45		1.62	0.60	(1.32)
Total from investment operations	(2.57)		(0.59)		1.64		1.31	0.44	(1.32)
Distributions from:
Net investment income	—		—		(0.19)		—	(0.02)	—
Realized capital gains	(1.09)		(3.40)		(2.99)		—	(1.95)	(1.59)
Total distributions	(1.09)		(3.40)		(3.18)		—	(1.97)	(1.59)
Net asset value at end of period	$7.75		$11.41		$15.40		$16.94	$15.63	$17.16
Total return(E)	(25.17	%)(F)	(0.58%)		11.33%		8.38%	2.92%	(7.01%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,686		$3,356		$6,299		$9,266	$14,957	$21,562
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(G)	2.02	%(H)	2.14%		2.14%		2.13%	2.13%	2.13%
Gross expenses (including liquidity provider expenses)(I)	2.82	%(H)	2.64%		2.40%		2.28%	2.23%	2.17%
Net investment income (loss)	(0.24	%)(H)	(0.73%)		1.24	%(A)	(0.75%)	(0.75%)	0.00	%(C)(D)
Portfolio turnover rate	11	%(F)(J)	17	%(J)	29	%(J)	18%	17%	42%

(A)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class C by $0.32 and 2.10%, respectively.

(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)	Less than $0.005 per share or 0.005%.

(D)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(E)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(F)	Not annualized.

(G)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.99%, 2.09% and 2.13% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(H)	Annualized.

(I)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 2.79%, 2.59% and 2.39% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Cap Fund—ClassY

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$12.59		$16.45		$17.94		$16.44	$17.93	$20.72
Income (loss) from investment operations:
Net investment income	0.04		0.04		0.37	(A)(B)	0.05	0.05	0.18	(C)
Net realized and unrealized gains (losses) on investments	(2.86)		(0.50)		1.53		1.50	0.58	(1.37)
Total from investment operations	(2.82)		(0.46)		1.90		1.55	0.63	(1.19)
Distributions from:
Net investment income	(0.02)		—		(0.40)		(0.05)	(0.17)	(0.01)
Realized capital gains	(1.09)		(3.40)		(2.99)		—	(1.95)	(1.59)
Total distributions	(1.11)		(3.40)		(3.39)		(0.05)	(2.12)	(1.60)
Net asset value at end of period	$8.66		$12.59		$16.45		$17.94	$16.44	$17.93
Total return	(24.80	%)(D)	0.44%		12.44%		9.46%	3.97%	(6.11%)
Ratios and supplemental data:
Net assets at end of period (000's)	$28,678		$34,709		$51,218		$84,954	$295,198	$333,971
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	1.02	%(F)	1.14%		1.14%		1.13%	1.13%	1.11%
Gross expenses (including liquidity provider expenses)(G)	1.32	%(F)	1.31%		1.17%		1.15%	1.14%	1.11%
Net investment income	0.76	%(F)	0.27%		2.24	%(A)	0.25%	0.25%	1.02	%(C)
Portfolio turnover rate	11	%(D)(H)	17	%(H)	29	%(H)	18%	17%	42%

(A)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class Y by $0.34 and 2.10%, respectively.

(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.99%, 1.09% and 1.13% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.29%, 1.26% and 1.16% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$12.55		$16.40		$17.93		$16.43	$17.92	$20.69
Income (loss) from investment operations:
Net investment income	0.05		0.06		0.38	(A)(B)	0.16	0.07	0.24	(C)
Net realized and unrealized gains (losses) on investments	(2.84)		(0.51)		1.53		1.41	0.57	(1.41)
Total from investment operations	(2.79)		(0.45)		1.91		1.57	0.64	(1.17)
Distributions from:
Net investment income	(0.04)		—		(0.45)		(0.07)	(0.18)	(0.01)
Realized capital gains	(1.09)		(3.40)		(2.99)		—	(1.95)	(1.59)
Total distributions	(1.13)		(3.40)		(3.44)		(0.07)	(2.13)	(1.60)
Net asset value at end of period	$8.63		$12.55		$16.40		$17.93	$16.43	$17.92
Total return	(24.78	%)(D)	0.54%		12.52%		9.57%	4.05%	(6.01%)
Ratios and supplemental data:
Net assets at end of period (000's)	$26,481		$36,691		$93,636		$122,876	$255,422	$301,868
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.94	%(F)	1.06%		1.06%		1.05%	1.04%	1.04%
Gross expenses (including liquidity provider expenses)(G)	1.21	%(F)	1.20%		1.10%		1.05%	1.04%	1.04%
Net investment income	0.84	%(F)	0.35%		2.32	%(A)	0.34%	0.34%	1.10	%(C)
Portfolio turnover rate	11	%(D)(H)	17	%(H)	29	%(H)	18%	17%	42%

(A)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Institutional Class by $0.34 and 2.10%, respectively.

(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.91%, 1.01% and 1.05% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.18%, 1.15% and 1.09% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$24.00		$27.91	$26.06		$22.20		$20.17	$23.23
Income (loss) from investment operations:
Net investment income	0.04		0.11	0.02		0.03		0.23	0.36
Net realized and unrealized gains (losses) on investments	(6.78)		(2.29)	1.83		3.85		2.80	(2.15)
Total from investment operations	(6.74)		(2.18)	1.85		3.88		3.03	(1.79)
Distributions from:
Net investment income	(0.06)		(0.03)	—	(A)	(0.02)		(0.27)	(0.35)
Realized capital gains	—		(1.70)	—		—		(0.73)	(0.92)
Total distributions	(0.06)		(1.73)	—	(A)	(0.02)		(1.00)	(1.27)
Net asset value at end of period	$17.20		$24.00	$27.91		$26.06		$22.20	$20.17
Total return(B)	(28.16	%)(C)	(7.37%)	7.12%		17.46%		15.63%	(8.32%)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,291		$24,389	$83,139		$76,884		$150,081	$24,659
Ratio to average net assets:
Net expenses	1.38	%(D)	1.38%	1.38%		1.38%		1.38%	1.38%
Gross expenses	1.67	%(D)	1.68%	1.75%		1.83%		1.67%	1.60%
Net investment income	0.24	%(D)	0.19%	0.09%		0.07%		1.05%	1.51%
Portfolio turnover rate	20	%(C)	28%	49	%(E)(F)	63	%(F)	155%	112%

Touchstone Small Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$23.21		$27.22	$25.60		$21.95		$19.98	$23.00
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.41)	(0.11)		(0.22)		0.06	0.17
Net realized and unrealized gains (losses) on investments	(6.51)		(1.90)	1.73		3.87		2.77	(2.10)
Total from investment operations	(6.59)		(2.31)	1.62		3.65		2.83	(1.93)
Distributions from:
Net investment income	(0.02)		—	—		—		(0.13)	(0.17)
Realized capital gains	—		(1.70)	—		—		(0.73)	(0.92)
Total distributions	(0.02)		(1.70)	—		—		(0.86)	(1.09)
Net asset value at end of period	$16.60		$23.21	$27.22		$25.60		$21.95	$19.98
Total return(B)	(28.43	%)(C)	(8.07%)	6.29%		16.63%		14.72%	(9.01%)
Ratios and supplemental data:
Net assets at end of period (000's)	$549		$788	$1,433		$1,223		$1,376	$1,396
Ratio to average net assets:
Net expenses	2.13	%(D)	2.13%	2.13%		2.13%		2.13%	2.13%
Gross expenses	4.15	%(D)	3.57%	3.66%		3.69%		3.39%	3.13%
Net investment income (loss)	(0.51	%)(D)	(0.56%)	(0.66%)		(0.68%)		0.30%	0.76%
Portfolio turnover rate	20	%(C)	28%	49	%(E)(F)	63	%(F)	155%	112%

(A)	Less than $0.005 per share.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$24.05		$27.96	$26.14		$22.24		$20.20	$23.25
Income (loss) from investment operations:
Net investment income	0.06		0.10	0.15		0.06		0.24	0.42
Net realized and unrealized gains (losses) on investments	(6.78)		(2.23)	1.78		3.88		2.84	(2.14)
Total from investment operations	(6.72)		(2.13)	1.93		3.94		3.08	(1.72)
Distributions from:
Net investment income	(0.09)		(0.08)	(0.11)		(0.04)		(0.31)	(0.41)
Realized capital gains	—		(1.70)	—		—		(0.73)	(0.92)
Total distributions	(0.09)		(1.78)	(0.11)		(0.04)		(1.04)	(1.33)
Net asset value at end of period	$17.24		$24.05	$27.96		$26.14		$22.24	$20.20
Total return	(28.05	%)(A)	(7.16%)	7.41%		17.80%		15.86%	(8.08%)
Ratios and supplemental data:
Net assets at end of period (000's)	$21,086		$24,921	$41,365		$2,829		$3,080	$4,419
Ratio to average net assets:
Net expenses	1.13	%(B)	1.13%	1.13%		1.13%		1.13%	1.13%
Gross expenses	1.29	%(B)	1.30%	1.71%		1.95%		1.70%	1.44%
Net investment income	0.49	%(B)	0.44%	0.34%		0.32%		1.30%	1.76%
Portfolio turnover rate	20	%(A)	28%	49	%(C)(D)	63	%(D)	155%	112%

Touchstone Small Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$24.04		$27.94	$26.14		$22.22		$20.19	$23.24
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.28		(0.06)		0.30	0.45
Net realized and unrealized gains (losses) on investments	(6.79)		(2.27)	1.69		4.04		2.80	(2.13)
Total from investment operations	(6.71)		(2.09)	1.97		3.98		3.10	(1.68)
Distributions from:
Net investment income	(0.11)		(0.11)	(0.17)		(0.06)		(0.34)	(0.45)
Realized capital gains	—		(1.70)	—		—		(0.73)	(0.92)
Total distributions	(0.11)		(1.81)	(0.17)		(0.06)		(1.07)	(1.37)
Net asset value at end of period	$17.22		$24.04	$27.94		$26.14		$22.22	$20.19
Total return	(28.05	%)(A)	(6.98%)	7.53%		17.93%		16.05%	(7.93%)
Ratios and supplemental data:
Net assets at end of period (000's)	$28,194		$40,104	$29,279		$7,699		$23,740	$25,968
Ratio to average net assets:
Net expenses	0.98	%(B)	0.98%	0.98%		0.98%		0.98%	0.98%
Gross expenses	1.17	%(B)	1.17%	1.27%		1.52%		1.22%	1.19%
Net investment income	0.64	%(B)	0.59%	0.49%		0.47%		1.45%	1.91%
Portfolio turnover rate	20	%(A)	28%	49	%(C)(D)	63	%(D)	155%	112%

(A)	Not annualized.

(B)	Annualized.

(C)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$9.29		$9.25	$9.29		$9.32	$9.32	$9.41
Income (loss) from investment operations:
Net investment income	0.10		0.23	0.16		0.13	0.10	0.06
Net realized and unrealized gains (losses) on investments	(0.28)		0.04	(0.01)		(0.02)	0.02	(0.03)
Total from investment operations	(0.18)		0.27	0.15		0.11	0.12	0.03
Distributions from:
Net investment income	(0.11)		(0.23)	(0.19)		(0.14)	(0.12)	(0.12)
Net asset value at end of period	$9.00		$9.29	$9.25		$9.29	$9.32	$9.32
Total return(A)	(2.01	%)(B)	2.95%	1.50%		1.29%	1.35%	0.31%
Ratios and supplemental data:
Net assets at end of period (000's)	$65,176		$71,684	$76,623		$14,080	$16,946	$10,675
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69%	0.69%		0.69%	0.69%	0.69%
Gross expenses	0.79	%(C)	0.80%	0.81%		0.90%	0.97%	0.99%
Net investment income	2.14	%(C)	2.43%	1.88%		1.40%	1.09%	0.54%
Portfolio turnover rate	36	%(B)	91%	143	%(D)	136%	169%	132%

Touchstone Ultra Short Duration Fixed Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2020	Year Ended September 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$9.29	$9.25	$9.29	$9.32	$9.32	$9.41
Income (loss) from investment operations:
Net investment income	0.07	0.18	0.13	0.08	0.06	—	(E)
Net realized and unrealized gains (losses) on investments	(0.28)	0.04	(0.03)	(0.02)	0.02	(0.02)
Total from investment operations	(0.21)	0.22	0.10	0.06	0.08	(0.02)
Distributions from:
Net investment income	(0.08)	(0.18)	(0.14)	(0.09)	(0.08)	(0.07)
Net asset value at end of period	$9.00	$9.29	$9.25	$9.29	$9.32	$9.32
Total return(A)	(2.26	%)(B)	2.45%	1.00%	0.77%	0.84%	(0.19%)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,220	$4,225	$4,492	$5,704	$7,961	$8,291
Ratio to average net assets:
Net expenses	1.19	%(C)	1.19%	1.19%	1.19%	1.19%	1.19%
Gross expenses	1.65	%(C)	1.71%	1.67%	1.56%	1.54%	1.48%
Net investment income	1.64	%(C)	1.93%	1.38%	0.90%	0.59%	0.04%
Portfolio turnover rate	36	%(B)	91%	143	%(D)	136%	169%	132%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(E)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class S

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended	Period Ended
	2020		September 30,	September 30,
	(Unaudited)		2019	2018(A)
Net asset value at beginning of period	$9.28		$9.25	$9.29
Income (loss) from investment operations:
Net investment income	0.08		0.21	0.13
Net realized and unrealized losses on investments	(0.27)		0.03	(0.02)
Total from investment operations	(0.19)		0.24	0.11
Distributions from:
Net investment income	(0.09)		(0.21)	(0.15)
Net asset value at end of period	$9.00		$9.28	$9.25
Total return	(2.03	%)(B)	2.59%	1.24	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$127,333		$135,565	$141,918
Ratio to average net assets:
Net expenses	0.94	%(C)	0.94%	0.94	%(C)
Gross expenses	0.99	%(C)	0.99%	0.99	%(C)
Net investment income	1.89	%(C)	2.18%	1.63	%(C)
Portfolio turnover rate	36	%(B)	91%	143	%(D)

Touchstone Ultra Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$9.29		$9.25	$9.29		$9.32	$9.32	$9.41
Income (loss) from investment operations:
Net investment income	0.11		0.25	0.20		0.15	0.13	0.07
Net realized and unrealized gains (losses) on investments	(0.28)		0.04	(0.03)		(0.02)	0.02	(0.02)
Total from investment operations	(0.17)		0.29	0.17		0.13	0.15	0.05
Distributions from:
Net investment income	(0.12)		(0.25)	(0.21)		(0.16)	(0.15)	(0.14)
Net asset value at end of period	$9.00		$9.29	$9.25		$9.29	$9.32	$9.32
Total return	(1.89	%)(B)	3.21%	1.75%		1.55%	1.60%	0.56%
Ratios and supplemental data:
Net assets at end of period (000's)	$291,929		$305,997	$262,571		$260,830	$206,313	$200,456
Ratio to average net assets:	0.44	%(C)	0.44%	0.44%		0.44%	0.44%	0.44%
Net expenses
Gross expenses	0.51	%(C)	0.51%	0.50%		0.51%	0.53%	0.52%
Net investment income	2.39	%(C)	2.68%	2.13%		1.65%	1.34%	0.79%
Portfolio turnover rate	36	%(B)	91%	143	%(D)	136%	169%	132%

(A)	Represents the period from commencement of operations (October 27, 2017) through September 30, 2018.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$9.29		$9.25	$9.29		$9.32	$9.32	$9.41
Income (loss) from investment operations:
Net investment income	0.11		0.23	0.18		0.13	0.10	0.05
Net realized and unrealized gains (losses) on investments	(0.29)		0.04	(0.03)		(0.02)	0.02	(0.02)
Total from investment operations	(0.18)		0.27	0.15		0.11	0.12	0.03
Distributions from:
Net investment income	(0.11)		(0.23)	(0.19)		(0.14)	(0.12)	(0.12)
Net asset value at end of period	$9.00		$9.29	$9.25		$9.29	$9.32	$9.32
Total return	(2.01	%)(A)	2.95%	1.50%		1.29%	1.35%	0.31%
Ratios and supplemental data:
Net assets at end of period (000's)	$90,912		$128,199	$163,898		$211,797	$245,252	$304,553
Ratio to average net assets:
Net expenses	0.69	%(B)	0.69%	0.69%		0.69%	0.69%	0.69%
Gross expenses	0.79	%(B)	0.77%	0.78%		0.78%	0.79%	0.76%
Net investment income	2.14	%(B)	2.43%	1.88%		1.40%	1.09%	0.54%
Portfolio turnover rate	36	%(A)	91%	143	%(C)	136%	169%	132%

Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$9.28		$9.25	$9.29		$9.32	$9.32	$9.41
Income (loss) from investment operations:
Net investment income	0.11		0.26	0.21		0.16	0.13	0.08
Net realized and unrealized gains (losses) on investments	(0.28)		0.03	(0.03)		(0.02)	0.02	(0.02)
Total from investment operations	(0.17)		0.29	0.18		0.14	0.15	0.06
Distributions from:
Net investment income	(0.12)		(0.26)	(0.22)		(0.17)	(0.15)	(0.15)
Net asset value at end of period	$8.99		$9.28	$9.25		$9.29	$9.32	$9.32
Total return	(1.86	%)(A)	3.17%	1.80%		1.60%	1.54%	0.61%
Ratios and supplemental data:
Net assets at end of period (000's)	$389,468		$362,921	$275,561		$257,777	$142,913	$49,389
Ratio to average net assets:
Net expenses	0.39	%(B)	0.39%	0.39%		0.39%	0.39%	0.39%
Gross expenses	0.45	%(B)	0.46%	0.46%		0.45%	0.46%	0.48%
Net investment income	2.44	%(B)	2.73%	2.18%		1.70%	1.39%	0.84%
Portfolio turnover rate	36	%(A)	91%	143	%(C)	136%	169%	132%

(A)	Not annualized.

(B)	Annualized.

(C)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

March 31, 2020 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following thirteen funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Anti-Benchmark® International Core Equity Fund (“Anti-Benchmark® International Core Equity Fund”)

Touchstone Anti-Benchmark ® US Core Equity Fund (“Anti-Benchmark ® US Core Equity Fund”)

Touchstone Credit Opportunities II Fund (“Credit Opportunities II Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Impact Bond Fund (“Impact Bond Fund”)

Touchstone International ESG Equity Fund (“International ESG Equity Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Small Cap Fund (“Small Cap Fund”)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is diversified, with the exception of the Credit Opportunities II Fund, the Sands Capital Select Growth Fund and the Small Cap Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class S	Class Y	Class Z	Class
Active Bond Fund	X	X		X		X
Anti-Benchmark® International Core Equity Fund				X		X
Anti-Benchmark® US Core Equity Fund				X		X
Credit Opportunities II Fund	X	X		X		X
High Yield Fund	X	X		X		X
Impact Bond Fund	X	X		X		X
International ESG Equity Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital Select Growth Fund	X	X		X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements (Unaudited) (Continued)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities II Fund held Level 3 categorized securities during the six months ended March 31, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the times as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds’ valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Bank Loans — The Active Bond Fund, Credit Opportunities II Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified

Notes to Financial Statements (Unaudited) (Continued)

amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London Interbank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.

As of March 31, 2020, the Funds did not hold any unfunded loan commitments.

Collateralized Loan Obligations — The Active Bond Fund, Credit Opportunities II Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2020, the Credit Opportunities II Fund had securities sold short with a fair value of $(1,028,255), and pledged securities with a fair value of $2,921,400 as collateral and pledged cash collateral of $764,289 for both securities sold short and written options held at the prime broker.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds

Notes to Financial Statements (Unaudited) (Continued)

from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of March 31, 2020, the Credit Opportunities II Fund had written options with a fair value of $(170,000) and pledged securities with a fair value of $2,921,400 as collateral and pledged cash collateral of $764,289 for both securities sold short and written options.

As of March 31, 2020, the Credit Opportunities II Fund held purchased options with a fair value of $447,800.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of March 31, 2020, the Active Bond Fund did not hold any futures contracts and had cash in the amount of $29,885 held as collateral to cover futures contracts.

Swap Contracts — The Credit Opportunities II Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

Notes to Financial Statements (Unaudited) (Continued)

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission, or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of March 31, 2020, the Credit Opportunities II Fund did not hold any swap agreements.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the six months ended March 31, 2020, there were no open forward foreign currency contracts.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit

Notes to Financial Statements (Unaudited) (Continued)

holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The Active Bond Fund and the Credit Opportunities II Fund may enter into an International Swaps and Derivatives Associations, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of March 31, 2020, the Funds did not hold any assets and liabilities that were subject to a MNA in the statement of assets and liabilities.

The following table sets forth the fair value of the Fund’s derivative financial instruments by primary risk exposure as of March 31, 2020:

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities II Fund	Purchased Options-Equity Contracts*	$447,800	$—
	Written Options-Equity Contracts**	—	(170,000)

* Statements of Assets and Liabilities Location: Investments, at market value.

** Statements of Assets and Liabilities Location: Written options, at market value.

The following table sets forth the effect of the Funds’ derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2020:

Notes to Financial Statements (Unaudited) (Continued)

			Change in
			Unrealized
			Appreciation
	Derivatives not accounted for as hedging	Realized Gain (Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures-Interest Rate Contracts*	$(1,166,372)	$—
Credit Opportunities II Fund	Purchased Options-Equity Contracts**	(1,168)	435,755
	Written Options-Equity Contracts***	27,604	(104,009)
	Swap Agreements - Credit Contracts****	(19,793)	(31,928)

* Statements of Operations Location: Net realized losses on futures contracts.

** Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.

*** Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

**** Statements of Operations Location: Net realized losses on swap agreements and net change in unrealized appreciation (depreciation) on swap agreements, respectively.

For the six months ended March 31, 2020, the average quarterly balances of outstanding derivative financial instruments were as follows:

Credit
Opportunities II
Fund
Equity contracts:
Purchased Options - Cost	$96,694
Written Options - Premiums received	22,551
Credit contracts:
Credit Default Swaps - Notional value	91,667

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of March 31, 2020, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Anti-Benchmark® International Core Equity Fund	Common Stocks	$399,027	$425,240	$26,213
Anti-Benchmark® US Core Equity Fund	Common Stocks	129,846	140,174	10,328
Credit Opportunities II Fund	Corporate Bonds	393,586	474,200	80,614
Impact Bond Fund	Corporate Bonds	1,106,057	1,101,375	(4,682)
Sands Capital Select Growth Fund	Common Stocks	67,967,840	70,027,174	2,059,334

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

***Net amount represents the net amount payable due to (receive from) the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with

Notes to Financial Statements (Unaudited) (Continued)

payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the fixed income funds (Active Bond Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Anti-Benchmark® International Core Equity Fund, Anti-Benchmark® US Core Equity Fund, International ESG Equity Fund, Mid Cap Fund, and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Credit Opportunities II Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, High Yield Fund and Impact Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Institutional Funds Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2020 for all Funds:

		Anti-
		Benchmark®	Anti-	Credit
	Active	International	Benchmark®	Opportunities
	Bond	Core Equity	US Core Equity	II	High Yield
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities	$78,916,063	$9,536,296	$5,928,732	$54,413,957	$70,505,133
Proceeds from sales and maturities	$40,527,969	$9,583,713	$5,564,667	$74,795,592	$68,723,653

	Impact	International		Mid Cap	Sands Capital
	Bond	ESG Equity	Mid Cap	Value	Select Growth
	Fund	Fund	Fund	Fund	Fund*
Purchases of investment securities	$19,847,826	$15,775,717	$1,254,730,856	$183,903,571	$358,151,243
Proceeds from sales and maturities	$8,802,456	$24,376,407	$168,838,297	$152,696,743	$412,320,513

		Small Cap	Ultra Short
	Small Cap	Value	Duration Fixed
	Fund*	Fund	Income Fund
Purchases of investment securities	$12,270,198	$19,222,135	$312,479,975
Proceeds from sales and maturities	$7,961,110	$17,198,518	$298,128,645

*Sands Capital Select Growth Fund and Small Cap Fund had redemptions-in-kind out of the Fund of $197,296,405 and $5,829,562, respectively, which are excluded from the proceeds from sales and maturities. The redemptions were comprised of securities and cash in the amount of $184,776,395 and $12,520,010, respectively, for the Sands Capital Select Growth Fund and $4,807,883 and $1,021,679, respectively, for the Small Cap Fund.

For the six months ended March 31, 2020, purchases and proceeds from sales and maturities in U.S. Government Securities were $468,335,879 and $527,903,925, respectively, for the Active Bond Fund, $32,112,028 and $29,281,955, respectively, for the Impact Bond Fund and $15,713,056 and $29,750,912, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the six months ended March 31, 2020.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $142,345 for the six months ended March 31, 2020.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets over $300 million
Anti-Benchmark® International Core Equity Fund	0.45% on the first $1 billion
0.40% on such assets over $1 billion
Anti-Benchmark® US Core Equity Fund	0.35% on the first $1 billion
0.30% on such assets over $1 billion
Credit Opportunities II Fund	0.60%
High Yield Fund	0.60% on the first $50 million

Notes to Financial Statements (Unaudited) (Continued)

0.50% on the next $250 million
0.45% on such assets over $300 million
Impact Bond Fund	0.35%
International ESG Equity Fund	0.65% on the first $1 billion
0.60% on such assets over $1 billion
Mid Cap Fund	0.80% on the first $1 billion
0.70% on the next $500 million
0.60% on such assets over $1.5 billion
Mid Cap Value Fund	0.75%
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on the next $500 million
0.75% on the next $500 million
0.70% on such assets over $2 billion
Small Cap Fund	0.85% on the first $250 million
0.80% on the next $250 million
0.70% on such assets over $500 million
Small Cap Value Fund	0.85%
Ultra Short Duration Fixed Income Fund	0.25%

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee if the Fund outperforms or underperforms its benchmark index by more than 2.50% (the “Hurdle Rate”), for the preceding twelve month period, as follows:

	Benchmark	Required	Performance
	Index	Hurdle Rate	Adjustment Rate
Sands Capital Select Growth Fund	Russell1000® Growth Index	+/-2.50%	+/-0.15%

For the six months ended March 31, 2020, the Advisor’s base fee was decreased by $661,709 as a result of the performance fee adjustment.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Ares Capital Management II LLC	The London Company
Credit Opportunities II Fund	Mid Cap Fund
Small Cap Fund
EARNEST Partners LLC
Impact Bond Fund	Rockefeller & Co. LLC
International ESG Equity Fund
Fort Washington Investment Advisors, Inc.*
Active Bond Fund	Sands Capital Management, LLC
High Yield Fund	Sands Capital Select Growth Fund
Ultra Short Duration Fixed Income Fund
TOBAM S.A.S.
LMCG Investments, LLC	Anti-Benchmark® International Core Equity Fund
Mid Cap Value Fund	Anti-Benchmark® US Core Equity Fund
Small Cap Value Fund

*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

						Institutional
	Class A	Class C	Class S	Class Y	Class Z	Class
Active Bond Fund	0.90%	1.65%	—	0.65%	—	0.57%

Notes to Financial Statements (Unaudited) (Continued)

						Institutional
	Class A	Class C	Class S	Class Y	Class Z	Class
Anti-Benchmark® International Core Equity Fund	—	—	—	0.69%	—	0.59%
Anti-Benchmark® US Core Equity Fund	—	—	—	0.54%	—	0.44%
Credit Opportunities II Fund	1.08%	1.83%	—	0.83%	—	0.73%
High Yield Fund	1.05%	1.80%	—	0.80%	—	0.72%
Impact Bond Fund	0.85%	1.60%	—	0.60%	—	0.50%
International ESG Equity Fund	1.17%	1.95%	—	0.90%	—	0.89%
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%
Mid Cap Value Fund	1.22%	1.97%	—	0.97%	—	0.84%
Sands Capital Select Growth Fund*	0.25%	0.25%	—	0.25%	0.25%	—
Small Cap Fund	1.24%	1.99%	—	0.99%	—	0.91%
Small Cap Value Fund	1.38%	2.13%	—	1.13%	—	0.98%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.94%	0.44%	0.69%	0.39%

*The Expense Limitation Agreement for Sands Capital Select Growth Fund limits other operating expenses to 0.25% for all classes of the Fund. Other operating expenses include all operating expenses of the Fund except for investment advisory fees, administration fees, performance fees, distribution fees (12b-1), shareholder service fees and any expenses excluded in the Expense Limitation Agreement.

These expense limitations will remain in effect for all Funds through at least January 30, 2021. The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended March 31, 2020, the Advisor or its affiliates waived investment advisory fees, administration fees and waived or reimbursed other operating expenses, including distribution fees of the Funds, as follows:

			Other Operating
	Investment		Expenses
	Advisory	Administration	Reimbursed/
	Fees Waived	Fees Waived	Waived	Total
Active Bond Fund	$65,203	$—	$69,273	$134,476
Anti-Benchmark® International Core Equity Fund	39,610	26,972	8,583	75,165
Anti-Benchmark® US Core Equity Fund	22,788	20,022	10,043	52,853
Credit Opportunities II Fund	32,926	74,065	28,128	135,119
High Yield Fund	—	16,102	53,052	69,154
Impact Bond Fund	—	51,411	87,007	138,418
International ESG Equity Fund	21,656	24,236	50,796	96,688
Mid Cap Fund	—	—	462,698	462,698
Mid Cap Value Fund	—	287,251	440,019	727,270
Sands Capital Select Growth Fund	—	—	177,249	177,249
Small Cap Fund	17,040	54,783	53,610	125,433
Small Cap Value Fund	—	61,452	38,772	100,224
Ultra Short Duration Fixed Income Fund	—	147,047	218,760	365,807

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

As of March 31, 2020, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	on or	on or	on or	on or	on or	on or	on or
	before	before	before	before	before	before	before
	June 30,	September	June 30,	September	June 30,	September	September
Fund	2020	30, 2020	2021	30, 2021	2022	30, 2022	30, 2023	Total
Active Bond Fund	$—	$103,605	$—	$150,083	$—	$232,470	$101,234	$587,392
Anti-Benchmark® International Core Equity Fund	—	—	—	—	—	155,348	—	155,348
Anti-Benchmark® US Core Equity Fund	—	—	—	—	—	99,022	52,853	151,875

Notes to Financial Statements (Unaudited) (Continued)

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	on or	on or	on or	on or	on or	on or	on or
	before	before	before	before	before	before	before
	June 30,	September	June 30,	September	June 30,	September	September
Fund	2020	30, 2020	2021	30, 2021	2022	30, 2022	30, 2023	Total
Credit Opportunities II Fund	$86,848	$—	$112,035	$—	$172,127	$107,785	$125,351	$604,146
High Yield Fund	—	63,432	—	103,212	—	123,791	46,317	336,752
Impact Bond Fund	—	128,264	—	278,009	—	270,814	121,629	798,716
International ESG Equity Fund	—	20,314	—	26,244	—	77,175	77,890	201,623
Mid Cap Fund	—	306,151	—	468,850	—	1,014,098	392,884	2,181,983
Mid Cap Value Fund	—	313,777	—	692,241	—	1,211,849	704,008	2,921,875
Sands Capital Select Growth Fund	—	38,460	—	343,929	—	341,505	177,249	901,143
Small Cap Fund	—	20,093	—	63,116	—	147,751	112,144	343,104
Small Cap Value Fund	—	247,905	—	231,612	—	174,347	78,604	732,468
Ultra Short Duration Fixed Income Fund	—	201,726	—	570,299	—	610,602	271,603	1,654,230

For the six months ended March 31, 2020, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from Sands Capital Select Growth Fund of $18,646.

ADMINISTRATIONAGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares, excluding the Active Bond Fund and High Yield Fund, pays an annual fee not to

Notes to Financial Statements (Unaudited) (Continued)

exceed 0.25% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund pay an annual fee not to exceed 0.35% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund currently limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets through January 29, 2021. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended March 31, 2020:

Fund	Amount
Active Bond Fund	$1,717
Credit Opportunities II Fund	789
High Yield Fund	526
Impact Bond Fund	1,067
International ESG Equity Fund	322
Mid Cap Fund	21,769
Mid Cap Value Fund	941
Sands Capital Select Growth Fund	2,924
Small Cap Fund	276
Small Cap Value Fund	214
Ultra Short Duration Fixed Income Fund	532

In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended March 31, 2020:

Fund	Class C
Credit Opportunities II Fund	$200
International ESG Equity Fund	13
Mid Cap Fund	986
Sands Capital Select Growth Fund	33,206
Ultra Short Duration Fixed Income Fund	204

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers. During the six months ended March 31, 2020, the Funds did not engage in any Rule 17a-7 transactions.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2020, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:

	Shares ReFlow
Fund	Subscribed to	Redemptions-in-kind
Sands Capital Select Growth Fund	14,116,346	$184,776,395
Small Cap Fund	476,110	4,807,883

Interfund lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended March 31, 2020, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:

	Daily Average	Weighted Average	Interest
Fund	Amount Loaned	Interest Rate	Income*
Mid Cap Fund	$1,222,676	1.49%	$8,765
Sands Capital Select Growth Fund	$302,929	2.09%	$3,483

*Included in Interest in the Statements of Operations.

During the six months ended March 31, 2020, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:

	Daily Average	Weighted Average	Interest
Fund	Amount Borrowed	Interest Rate	Expense*
Credit Opportunities II Fund	$109,951	0.86%	$484

*Included in Other expenses in the Statements of Operations.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years or periods ended September 30, 2019 and 2018 for all funds except for the Credit Opportunities II Fund, which is for the three months ended September 30, 2019 and the years ended June 30, 2019 and 2018, are as follows:

			Anti-Benchmark® International	Anti-Benchmark® US Core
	Active Bond Fund		Core Equity Fund	Equity Fund
	Year Ended	Year Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
	2019	2018	2019(A)	2019(A)
From ordinary income	$9,614,220	$10,048,932	$32,749	$145,904
From long-term capital gains	—	—	—	—
Total distributions	$9,614,220	$10,048,932	$32,749	$145,904

Notes to Financial Statements (Unaudited) (Continued)

	Credit Opportunities II Fund			High Yield Fund
	Three Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	June 30,	June 30,	September 30,	September 30,
	2019(B)	2019	2018	2019	2018
From ordinary income	$3,206,036	$3,271,569	$3,211,801	$10,001,955	$10,245,696
From long-term capital gains	—	307,535	926,076	—	—
Total distributions	$3,206,036	$3,579,104	$4,137,877	$10,001,955	$10,245,696

	Impact Bond Fund		International ESG Equity Fund		Mid Cap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2019	2018	2019	2018
From ordinary income	$7,791,647	$8,079,643	$1,316,207	$2,656,746	$9,903,400	$2,340,836
From long-term capital gains	—	—	6,831,966	2,381,070	23,663,184	6,743,129
Total distributions	$7,791,647	$8,079,643	$8,148,173	$5,037,816	$33,566,584	$9,083,965

	Mid Cap Value Fund		Sands Capital Select Growth Fund		Small Cap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2019	2018	2019	2018
From ordinary income	$15,017,130	$13,722,613	$—	$—	$125,425	$4,992,245
From long-term capital gains	23,697,909	33,142,075	422,272,917	476,473,679	23,461,668	34,210,136
Total distributions	$38,715,039	$46,864,688	$422,272,917	$476,473,679	$23,587,093	$39,202,381

	Small Cap Value Fund		Ultra Short Duration Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2019	2018	2019	2018
From ordinary income	$1,637,755	$158,448	$25,162,001	$19,867,119
From long-term capital gains	8,137,372	—	—	—
Total distributions	$9,775,127	$158,448	$25,162,001	$19,867,119

(A) Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.

(B) The fund changed its fiscal year end from June 30 to September 30.

The following information is computed on a tax basis for each item as of September 30, 2019:

		Anti-Benchmark®	Anti-Benchmark ®
	Active Bond	International Core Equity	US Core Equity	Credit Opportunities II
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$314,865,859	$36,441,595	$25,106,002	$105,371,029
Gross unrealized appreciation on investments	10,137,421	3,403,486	2,881,001	2,908,716
Gross unrealized depreciation on investments	(1,258,932)	(3,049,893)	(958,878)	(1,986,881)
Net unrealized appreciation (depreciation) on investments	8,878,489	353,593	1,922,123	921,835
Net unrealized appreciation (depreciation) on short sales, derivatives and foreign currency transactions	—	(2,004)	—	43,605
Capital loss carryforwards	(89,826,888)	(399,296)	(761,830)	(15,678,785)
Undistributed ordinary income	133,667	726,380	340,464	—
Other temporary differences	(216,822)	—	—	(31,928)
Accumulated earnings (deficit)	$(81,031,554)	$678,673	$1,500,757	$(14,745,273)

Notes to Financial Statements (Unaudited) (Continued)

	High Yield	Impact Bond	International ESG Equity	Mid Cap
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$201,702,943	$300,313,024	$37,105,814	$1,307,369,028
Gross unrealized appreciation on investments	6,359,367	12,287,873	2,072,630	337,458,220
Gross unrealized depreciation on investments	(4,675,129)	(786,917)	(760,939)	(17,461,603)
Net unrealized appreciation (depreciation) on investments	1,684,238	11,500,956	1,311,691	319,996,617
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	85	—
Capital loss carryforwards	(16,246,404)	(6,199,718)	—	—
Undistributed ordinary income	149,564	158,080	91,912	5,522,326
Undistributed capital gains	—	—	6,554,323	40,623,312
Accumulated earnings (deficit)	$(14,412,602)	$5,459,318	$7,958,011	$366,142,255

	Mid Cap Value	Sands Capital Select	Small Cap	Small Cap Value
	Fund	Growth Fund	Fund	Fund
Tax cost of portfolio investments	$679,611,778	$971,328,034	$58,427,167	$85,929,371
Gross unrealized appreciation on investments	149,664,604	846,145,613	25,489,040	11,892,853
Gross unrealized depreciation on investments	(73,330,053)	(60,512,920)	(3,567,600)	(8,129,407)
Net unrealized appreciation (depreciation) on investments	76,334,551	785,632,693	21,921,440	3,763,446
Capital loss carryforwards	(6,125,290)	—	—	(13,061,170)
Qualified late-year losses	—	(14,924,293)	—	—
Undistributed ordinary income	123,522	—	83,867	—
Undistributed capital gains	—	255,631,902	5,777,772	—
Accumulated earnings (deficit)	$70,332,783	$1,026,340,302	$27,783,079	$(9,297,724)

Ultra Short Duration
Fixed Income Fund
Tax cost of portfolio investments	$1,017,123,395
Gross unrealized appreciation on investments	3,180,469
Gross unrealized depreciation on investments	(1,082,093)
Net unrealized appreciation (depreciation) on investments	2,098,376
Capital loss carryforwards	(98,605,855)
Undistributed ordinary income	713,681
Other temporary differences	(219,489)
Accumulated earnings (deficit)	$(96,013,287)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, amortization adjustments on bonds, preferred income outstanding and taxable interest on defaulted securities.

As of September 30, 2019, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No Expiration	No Expiration
	Short Term	Long Term	Total
Active Bond Fund*	$47,122,290	$42,704,598	$89,826,888
Anti-Benchmark® International Core Equity Fund	399,296	—	399,296
Anti-Benchmark®US Core Equity Fund	761,830	—	761,830
Credit Opportunities II Fund*	3,186,350	12,492,435	15,678,785
High Yield Fund	—	16,246,404	16,246,404
Impact Bond Fund	583,609	5,616,109	6,199,718
Mid Cap Value Fund	796,735	5,328,555	6,125,290
Small Cap Value Fund	7,162,930	5,898,240	13,061,170
Ultra Short Duration Fixed Income Fund*	28,083,144	70,522,711	98,605,855

* Future utilization may be limited under current tax rules

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Notes to Financial Statements (Unaudited) (Continued)

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2016 through 2019) and have concluded that no provision for income tax is required in their financial statements.

As of March 31, 2020 the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
		Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Federal Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Active Bond Fund	$310,363,855	$7,541,306	$(13,355,064)	$—	$—	$(5,813,758)
Anti-Benchmark® International Core Equity Fund	36,998,320	1,900,989	(6,094,960)	889	(709)	(4,193,791)
Anti-Benchmark® US Core Equity Fund	25,862,513	1,717,806	(3,929,894)	—	—	(2,212,088)
Credit Opportunities II Fund	84,707,734	614,981	(14,149,768)	347,095	(117,972)	(13,305,664)
High Yield Fund	199,269,470	1,135,998	(27,450,349)	—	—	(26,314,351)
Impact Bond Fund	310,098,530	14,265,589	(3,450,936)	—	—	10,814,653
International ESG Equity Fund	26,328,270	1,044,727	(3,184,123)	857	(1,109)	(2,139,648)
Mid Cap Fund	2,556,934,140	144,024,184	(371,739,732)	—	—	(227,715,548)
Mid Cap Value Fund	663,194,142	68,104,963	(120,876,160)	—	—	(52,771,197)
Sands Capital Select Growth Fund	954,305,544	621,993,734	(65,081,217)	—	—	556,912,517
Small Cap Fund	57,951,867	12,047,779	(10,503,525)	—	—	1,544,254
Small Cap Value Fund	84,395,016	4,226,229	(23,130,461)	—	—	(18,904,232)
Ultra Short Duration Fixed Income Fund	997,094,949	549,868	(29,501,785)	—	—	(28,951,917)

* Other includes Short Sales, Derivatives and Foreign Currency Transactions.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Notes to Financial Statements (Unaudited) (Continued)

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.

Risks Associated with Health Crises — An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Reorganizations

Credit Opportunities II Fund:

The shareholders of the Touchstone Credit Opportunities Fund, a series of the Touchstone Strategic Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Credit Opportunities Fund, to the Touchstone Credit Opportunities II Fund. The performance and accounting history of the Credit Opportunities Fund was assumed by the Credit Opportunities II Fund. The tax-free reorganization took place on September 6, 2019.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
	Touchstone		Touchstone
	Credit		Credit	Touchstone
	Opportunities		Opportunities II	Credit Opportunities II
	Fund		Fund	Fund
Class A
Shares	26,000	(A)	698,600	724,600
Net Assets	$260,370		$6,996,031	$7,256,401
Net Asset Value	$10.01	(A)	$10.01	$10.01
Class C
Shares	13,143	(B)	472,827	485,970
Net Assets	$127,998		$4,605,015	$4,733,013
Net Asset Value	$9.74	(B)	$9.74	$9.74
Class Y
Shares	1,219,670	(C)	3,570,947	4,790,617
Net Assets	$12,359,997		$36,187,744	$48,547,741
Net Asset Value	$10.13	(C)	$10.13	$10.13
Institutional Class
Shares	4,655,172	(D)	89,421	4,744,593
Net Assets	$47,445,148		$911,375	$48,356,523
Net Asset Value	$10.19	(D)	$10.19	$10.19

Notes to Financial Statements (Unaudited) (Continued)

			After
	Before Reorganization		Reorganization
	Touchstone	Touchstone
	Credit	Credit	Touchstone
	Opportunities	Opportunities II	Credit Opportunities II
	Fund	Fund	Fund
Fund Total
Shares Outstanding	5,913,985	4,831,795	10,745,780
Net Assets	$60,193,513	$48,700,165	$108,893,678
Unrealized Appreciation (Depreciation)	$394,743	$846,606	$1,241,349

(A) Reflects a 0.9894:1 stock split which occurred on the date of reorganization, September 6, 2019.

(B) Reflects a 1:1.0199 reverse stock split which occurred on the date of reorganization, September 6, 2019.

(C) Reflects a 0.9776:1 stock split which occurred on the date of reorganization, September 6, 2019.

(D) Reflects a 0.9720:1 stock split which occurred on the date of reorganization, September 6, 2019.

Assuming the reorganization had been completed on October 1, 2018, the Credit Opportunities II Fund’s results of operations for the year ended September 30, 2019 would have been as follows:

Net investment income	$3,495,929
Net realized and unrealized gain (loss) on investments	$(254,625)
Net increase in net assets resulting from operations	$3,241,304

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Credit Opportunities II Fund that have been included in its statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees of the Trust held on May 21, 2020, the Board approved the reorganization (”Reorganization“) of the Anti-Benchmark® US Core Equity Fund, a series of the Trust, into the Touchstone Dynamic Equity Fund (to be renamed the Touchstone Anti-Benchmark® US Core Equity Fund), a series of the Touchstone Strategic Trust. The Reorganization is expected to be completed on or about September 11, 2020.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website atTouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 through March 31, 2020).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,2020	October 1,2019	March 31,2020	March 31,2020*
Touchstone Active Bond Fund
Class A	Actual	0.90%	$1,000.00	$981.20	$4.46
Class A	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55
Class C	Actual	1.65%	$1,000.00	$978.20	$8.16
Class C	Hypothetical	1.65%	$1,000.00	$1,016.75	$8.32
Class Y	Actual	0.65%	$1,000.00	$982.40	$3.22
Class Y	Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29
Institutional Class	Actual	0.57%	$1,000.00	$981.90	$2.82
Institutional Class	Hypothetical	0.57%	$1,000.00	$1,022.15	$2.88

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,2020	October 1,2019	March 31,2020	March 31,2020*
Anti-Benchmark® International Core Equity Fund
Class Y	Actual	0.69%	$1,000.00	$890.20	$3.26
Class Y	Hypothetical	0.69%	$1,000.00	$1,021.55	$3.49
Institutional Class	Actual	0.59%	$1,000.00	$890.70	$2.79
Institutional Class	Hypothetical	0.59%	$1,000.00	$1,022.05	$2.98
Anti-Benchmark ® US Core Equity Fund
Class Y	Actual	0.54%	$1,000.00	$878.60	$2.54
Class Y	Hypothetical	0.54%	$1,000.00	$1,022.30	$2.73
Institutional Class	Actual	0.44%	$1,000.00	$879.00	$2.07
Institutional Class	Hypothetical	0.44%	$1,000.00	$1,022.80	$2.23
Touchstone Credit Opportunities II Fund
Class A	Actual	1.18%	$1,000.00	$858.10	$5.48	**
Class A	Hypothetical	1.18%	$1,000.00	$1,019.10	$5.96	**
Class C	Actual	1.93%	$1,000.00	$855.70	$8.95	**
Class C	Hypothetical	1.93%	$1,000.00	$1,015.35	$9.72	**
Class Y	Actual	0.93%	$1,000.00	$859.10	$4.32	**
Class Y	Hypothetical	0.93%	$1,000.00	$1,020.35	$4.70	**
Institutional Class	Actual	0.83%	$1,000.00	$859.50	$3.86	**
Institutional Class	Hypothetical	0.83%	$1,000.00	$1,020.85	$4.19	**
Touchstone High Yield Fund
Class A	Actual	1.05%	$1,000.00	$879.60	$4.93
Class A	Hypothetical	1.05%	$1,000.00	$1,019.75	$5.30
Class C	Actual	1.80%	$1,000.00	$876.10	$8.44
Class C	Hypothetical	1.80%	$1,000.00	$1,016.00	$9.07
Class Y	Actual	0.80%	$1,000.00	$880.10	$3.76
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.00	$4.04
Institutional Class	Actual	0.72%	$1,000.00	$880.30	$3.38
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.40	$3.64
Touchstone Impact Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,008.80	$4.27
Class A	Hypothetical	0.85%	$1,000.00	$1,020.75	$4.29
Class C	Actual	1.60%	$1,000.00	$1,005.20	$8.02
Class C	Hypothetical	1.60%	$1,000.00	$1,017.00	$8.07
Class Y	Actual	0.60%	$1,000.00	$1,011.00	$3.02
Class Y	Hypothetical	0.60%	$1,000.00	$1,022.00	$3.03
Institutional Class	Actual	0.50%	$1,000.00	$1,011.50	$2.51
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.50	$2.53
Touchstone International ESG Equity Fund
Class A	Actual	1.17%	$1,000.00	$838.50	$5.38
Class A	Hypothetical	1.17%	$1,000.00	$1,019.15	$5.91
Class C	Actual	1.95%	$1,000.00	$835.60	$8.95
Class C	Hypothetical	1.95%	$1,000.00	$1,015.25	$9.82
Class Y	Actual	0.90%	$1,000.00	$839.70	$4.14
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55
Institutional Class	Actual	0.89%	$1,000.00	$841.20	$4.10
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.55	$4.50
Touchstone Mid Cap Fund
Class A	Actual	1.21%	$1,000.00	$814.40	$5.49
Class A	Hypothetical	1.21%	$1,000.00	$1,018.95	$6.11
Class C	Actual	1.96%	$1,000.00	$811.20	$8.87
Class C	Hypothetical	1.96%	$1,000.00	$1,015.20	$9.87
Class Y	Actual	0.96%	$1,000.00	$815.40	$4.36
Class Y	Hypothetical	0.96%	$1,000.00	$1,020.20	$4.85
Class Z	Actual	1.21%	$1,000.00	$814.40	$5.49
Class Z	Hypothetical	1.21%	$1,000.00	$1,018.95	$6.11
Institutional Class	Actual	0.89%	$1,000.00	$815.70	$4.04
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.55	$4.50
Touchstone Mid Cap Value Fund
Class A	Actual	1.22%	$1,000.00	$770.60	$5.40
Class A	Hypothetical	1.22%	$1,000.00	$1,018.90	$6.16

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,2020	October 1,2019	March 31,2020	March 31,2020*
Class C	Actual	1.97%	$1,000.00	$768.00	$8.71
Class C	Hypothetical	1.97%	$1,000.00	$1,015.15	$9.92
Class Y	Actual	0.97%	$1,000.00	$771.70	$4.30
Class Y	Hypothetical	0.97%	$1,000.00	$1,020.15	$4.90
Institutional Class	Actual	0.84%	$1,000.00	$772.30	$3.72
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.80	$4.24
Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.30%	$1,000.00	$998.20	$6.49	***
Class A	Hypothetical	1.30%	$1,000.00	$1,018.50	$6.56	***
Class C	Actual	2.05%	$1,000.00	$996.00	$10.23	***
Class C	Hypothetical	2.05%	$1,000.00	$1,014.75	$10.33	***
Class Y	Actual	1.05%	$1,000.00	$999.90	$5.25	***
Class Y	Hypothetical	1.05%	$1,000.00	$1,019.75	$5.30	***
Class Z	Actual	1.29%	$1,000.00	$998.30	$6.44	***
Class Z	Hypothetical	1.29%	$1,000.00	$1,018.55	$6.51	***
Touchstone Small Cap Fund
Class A	Actual	1.27%	$1,000.00	$750.60	$5.56	****
Class A	Hypothetical	1.27%	$1,000.00	$1,018.65	$6.41	****
Class C	Actual	2.02%	$1,000.00	$748.30	$8.83	****
Class C	Hypothetical	2.02%	$1,000.00	$1,014.90	$10.18	****
Class Y	Actual	1.02%	$1,000.00	$752.00	$4.47	****
Class Y	Hypothetical	1.02%	$1,000.00	$1,019.90	$5.15	****
Institutional Class	Actual	0.94%	$1,000.00	$752.20	$4.12	****
Institutional Class	Hypothetical	0.94%	$1,000.00	$1,020.30	$4.75	****
Touchstone Small Cap Value Fund
Class A	Actual	1.38%	$1,000.00	$718.40	$5.93
Class A	Hypothetical	1.38%	$1,000.00	$1,018.10	$6.96
Class C	Actual	2.13%	$1,000.00	$715.70	$9.14
Class C	Hypothetical	2.13%	$1,000.00	$1,014.35	$10.73
Class Y	Actual	1.13%	$1,000.00	$719.50	$4.86
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.35	$5.70
Institutional Class	Actual	0.98%	$1,000.00	$719.50	$4.21
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.10	$4.95
Touchstone Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$979.90	$3.42
Class A	Hypothetical	0.69%	$1,000.00	$1,021.55	$3.49
Class C	Actual	1.19%	$1,000.00	$977.40	$5.88
Class C	Hypothetical	1.19%	$1,000.00	$1,019.05	$6.01
Class S	Actual	0.94%	$1,000.00	$979.70	$4.65
Class S	Hypothetical	0.94%	$1,000.00	$1,020.30	$4.75
Class Y	Actual	0.44%	$1,000.00	$981.10	$2.18
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.80	$2.23
Class Z	Actual	0.69%	$1,000.00	$979.90	$3.42
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.55	$3.49
Institutional Class	Actual	0.39%	$1,000.00	$981.40	$1.93
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,023.05	$1.97

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

**	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.02, $8.49, $3.86 and $3.39 respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.45, $9.22, $4.19 and $3.69, respectively.

***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Class Z would be $6.24, $9.98, $5.00 and $6.19, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Class Z would be $6.31, $10.08, $5.05 and $6.26, respectively.

****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.43, $8.70, $4.34 and $3.99, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.26, $10.02, $5.00 and $4.60, respectively.

Other Items (Unaudited) (Continued)

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 21, 2019, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor, except with respect to the Sub-Advisory Agreement for Touchstone International ESG Equity Fund, which was approved at a meeting held earlier in the year.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts periodic compliance due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses of each of the Funds in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

Other Items (Unaudited) (Continued)

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2019, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of each of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of its peer group for the six- and twelve-month periods ended September 30, 2019, while the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2019. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Anti-Benchmark® International Core Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2019. The Board noted management’s discussion of the Fund’s performance and also took into account the Fund’s limited period of operations. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Anti-Benchmark® US Core Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2019. The Board noted management’s discussion of the Fund’s performance and also took into account the Fund’s limited period of operations. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Credit Opportunities II Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2019. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2019, while the Fund’s performance was in the 1st quintile of its peer group for the twelve-month period ended September 30, 2019. Based upon their review, the Trustees

Other Items (Unaudited) (Continued)

concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Impact Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2019, while the Fund’s performance was in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2019. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone International ESG Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund had outperformed its peer group for the six- and twelve-month periods ended September 30, 2019, while the Fund had underperformed its peer group for the thirty-six-month period ended September 30, 2019. The Board noted that the Fund had undergone a change in manager and principal investment strategy in August 2019. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2019. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of its peer group for the six- and twelve-month periods ended September 30, 2019, while the Fund’s performance was in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2019. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of its peer group for the six- and twelve-month periods ended September 30, 2019, while the Fund’s performance was in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2019. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six- and twelve-month periods ended September 30, 2019, while the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2019. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of its peer group for the six- and twelve-month periods ended September 30, 2019, while the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2019. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Other Items (Unaudited) (Continued)

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2019. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each of Touchstone Credit Opportunities II Fund, Touchstone Mid Cap Value Fund, Touchstone Small Cap Value Fund, Touchstone Impact Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund, which currently did not have breakpoints, was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the Advisor pays sub-advisory fees to each Sub-Advisor from its Advisory Fee.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect

Other Items (Unaudited) (Continued)

to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Active Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Anti-Benchmark® International Core Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Anti-Benchmark® US Core Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Credit Opportunities II Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Impact Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered.

Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2019, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor

Other Items (Unaudited) (Continued)

is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments

Distributor

Touchstone Securities, Inc.*
303 Broadway

Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-2003

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date June 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date June 2, 2020

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date June 2, 2020

* Print the name and title of each signing officer under his or her signature